As filed with the Securities and Exchange Commission
                                on March 22, 2006
                        Securities Act File No. 33-03706
                    Investment Company Act File No. 811-04604

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. 37


                          Post-Effective Amendment No.

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 38

                        (Check appropriate box or boxes)

                           Credit Suisse Capital Funds
               (Exact name of registrant as specified in charter)


466 Lexington Avenue
New York, New York                                                    10017-3140
...............................................................    ..............
(Address of Principal Executive Offices)                              (Zip Code)


Registrant's Telephone Number, Including Area Code:               (212) 875-3500

                               J. Kevin Gao, Esq.
                           Credit Suisse Capital Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140
.................................................................................

                     (Name and Address of Agent for Service)

                                    Copy to:

                            Dianne E. O'Donnell, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                               New York, NY 10019

Approximate date of proposed public offering: _____________, 2006.

It is proposed that this filing will become effective (check appropriate box)

         [   ]    Immediately upon filing pursuant to paragraph (b)

         [   ]    on (date) pursuant to paragraph (b)

         [   ]    60 days after filing pursuant to paragraph (a) (1)

         [   ]    on (date) pursuant to paragraph (a) (1)

         [ x ]    75 days after filing pursuant to paragraph (a) (2), or

         [   ]    on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

         [   ]    This post-effective amendment designates a new effective
                  date for a previously filed post-effective amendment.

                  CREDIT SUISSE FUNDS

                  PROSPECTUS


                  CLASS A AND C SHARES

                  ___________ ___, 2006





                           o   CREDIT SUISSE
                               TOTAL RETURN GLOBAL FUND



     As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

     Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS.....................................................................1
     Goal and Principal Strategies.............................................1
     A Word About Risk.........................................................1
     Investor Profile..........................................................3

PERFORMANCE SUMMARY............................................................5

INVESTOR EXPENSES..............................................................6
     Fees and Fund Expenses....................................................6
     Example...................................................................7

THE FUND IN DETAIL.............................................................8

GOAL AND STRATEGIES...........................................................10

MORE ABOUT RISK...............................................................15
     Introduction.............................................................15
     Types of Investment Risk.................................................15
     Certain Investment Practices.............................................18

MEET THE MANAGERS.............................................................22

MORE ABOUT YOUR FUND..........................................................24
     Share Valuation..........................................................23
     Distributions............................................................23
     Taxes....................................................................24
     Statements and Reports...................................................25

CHOOSING A CLASS OF SHARES....................................................26

BUYING AND SELLING SHARES.....................................................27

SHAREHOLDER SERVICES..........................................................29

OTHER POLICIES................................................................30

OTHER SHAREHOLDER INFORMATION.................................................32

OTHER INFORMATION.............................................................37
     About the Distributor....................................................37

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          Goal and Principal Strategies

---------------------------------- ---------------------------------------------------- -----------------------------
                                   PRINCIPAL                                            PRINCIPAL
GOAL                               STRATEGIES                                           RISK FACTORS
---------------------------------- ---------------------------------------------------- -----------------------------
Total return                       | |  Over a three- to five-year economic             | |  Commodity risk
                                        cycle, the fund aims to achieve an aggregate    | |  Credit risk
                                        absolute return of 3-month LIBOR + 350 basis    | |  Derivatives risk
                                        points, gross of fees                           | |  Foreign securities risk
                                   | |  Invests in a diversified portfolio of           | |  Interest-rate risk
                                        equity securities, debt securities, money       | |  Liquidity risk
                                        market instruments and commodity-linked         | |  Market risk
                                        derivatives                                     | |  Speculative exposure risk
                                   | |  Invests at least 80% of its assets, plus        | |  Tax risk
                                        any borrowings for investment purposes, in
                                        the securities of companies from at least
                                        three countries, including the United States
---------------------------------- ---------------------------------------------------- -----------------------------

|X|      A Word About Risk

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CREDIT RISK

The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

There are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

|X| CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

|X| INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

|X| POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST-RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

LIQUIDITY RISK

Certain fund securities, such as swaps and commodity-linked notes may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

SPECULATIVE EXPOSURE RISK

To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

TAX RISK

In order to be treated as a regulated investment company ("RIC") under the Internal Revenue Code (the "Code"), the fund must derive at least 90% of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued a ruling that would cause certain income from commodity-linked swaps to not be considered qualifying income after June 30, 2006. As a result, the income the fund derives from such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 must be limited to a maximum of 10% of its gross income.

Although the ruling has no impact on the operations of the fund through June 30, 2006, we are evaluating possible alternatives that would enable the fund to maintain exposure to commodity indexes, while continuing to qualify as a RIC after June 30, 2006. If the fund is unable to ensure continued qualification, the fund may be required to limit its investments in commodity-linked derivatives.

| |  Investor Profile

The fund is designed for investors who:

|X|  have longer time horizons

|X| are willing to assume the risk of losing money in exchange for attractive potential long-term returns

|X|  are looking for total return

|X|  want to be exposed to several asset classes through a single investment

They may NOT be appropriate if you:

|X|  are investing for a shorter time horizon

|X| are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

|X|  are looking primarily for income

You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

                             Fees and Fund Expenses

The tables below and on the following pages describe the fees and expenses you may pay as a shareholder of the fund. Annual fund operating expenses for the fund are estimated for the fiscal year ending October 31, 2006.

--------------------------------------------------------------------------- -------------------- --------------------
                                                                            CLASS A              CLASS C
--------------------------------------------------------------------------- -------------------- --------------------
SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------- -------------------- --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of        ____%                NONE
   offering price)(1)
--------------------------------------------------------------------------- -------------------- --------------------
Maximum deferred sales charge (load) (as a percentage of original           NONE                 1.00%(2)
   purchase price or redemption proceeds, as applicable)
--------------------------------------------------------------------------- -------------------- --------------------
Maximum sales charge (load) on reinvested                                   NONE                 NONE
   distributions (as a percentage of offering price)
--------------------------------------------------------------------------- -------------------- --------------------
Redemption fees                                                             NONE                 NONE
--------------------------------------------------------------------------- -------------------- --------------------
Exchange fees                                                               NONE                 NONE
--------------------------------------------------------------------------- -------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
--------------------------------------------------------------------------- -------------------- --------------------
Management fee                                                              .75%                   .75%
--------------------------------------------------------------------------- -------------------- --------------------
Distribution and service (12b-1) fee                                        .25%                 1.00%
--------------------------------------------------------------------------- -------------------- --------------------
Other expenses(3)                                                           ____%                ____%
--------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                                       ____%                ____%
--------------------------------------------------------------------------- -------------------- --------------------

1 The maximum sales charge imposed is reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within 12 months of purchase. See "Other Shareholder Information."

2    1% during first year.

3 "Other expenses" are based on estimated amounts for the current fiscal year.

* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS,                                CLASS A           CLASS C
REIMBURSEMENTS OR CREDITS
Management fee                                         ____%             ____%
Distribution and service (12b-1) fee                   .25%              1.00%
Other expenses                                         ____%             ____%
NET ANNUAL FUND OPERATING EXPENSES                     ____%             ____%

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

------------------------------------------------------- ----------- ------------
                                                           ONE         THREE
                                                           YEAR        YEARS
------------------------------------------------------- ----------- ------------
CLASS A (with or without redemption)                    $           $
------------------------------------------------------- ----------- ------------
CLASS C (redemption at end of period)                   $           $
------------------------------------------------------- ----------- ------------
CLASS C (no redemption)                                 $           $
------------------------------------------------------- ----------- ------------

                               THE FUND IN DETAIL


|X|  The Management Firm

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

|X|  Investment adviser for the fund

|X| Responsible for managing the fund's assets according to its goal and strategies

|X| Is part of the asset management business of Credit Suisse, one of the world's leading banks

|X| Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

|X|  MULTI-CLASS STRUCTURE

     This Prospectus offers Class A and C shares of the fund, which are sold through financial intermediaries and other financial services firms and are sold with a front-end sales load (Class A) or a contingent deferred sales charge imposed on redemptions within specified time periods (Class C). The fund offers Common Class shares through a separate Prospectus. Common Class shares are sold with no front-end or deferred sales charges. Eligible investors may purchase Common Class shares through certain intermediaries or directly from the fund.

|X|  FUND INFORMATION KEY

A concise description of the fund begins in two pages. The description provides the following information:

GOAL AND STRATEGIES

         The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

         The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

         A table showing the fund's audited financial performance for up to five years.

|X| TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

|X| PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income-tax liability.

         The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

                               GOAL AND STRATEGIES

The goal of the fund is total return. Over a three- to five-year economic cycle, the fund aims to achieve an aggregate absolute return of 3-month LIBOR + 350 basis points, gross of fees (____% as of the date of this Prospectus). The fund is not designed to achieve consistent annual returns, and the return in any year may be lower than the three- to five-year aggregate return the fund aims for. There is no guarantee that this target return, or any positive return, will be achieved.

LIBOR is an abbreviation for the London Interbank Offered Rate and is the interest rate that major international banks in London charge each other for borrowing. Three-month LIBOR is the interest rate for a three-month loan between such banks (____% as of the date of this Prospectus).

To achieve its goal, the fund invests in a diversified portfolio of equity securities, debt securities, money market instruments and commodity-linked derivatives. The portion of the fund's assets invested in any asset class will vary based on market conditions, and the fund can invest without limit in any asset class. Under normal market conditions the fund invests at least 80% of its assets, plus any borrowings for investment purposes, in the securities of companies from at least three countries, including the United States. Up to 30% of the fund's assets can be invested in emerging markets. Fixed income securities that have below investment grade ratings are considered emerging market investments. For equity investments, an emerging market will be a country included in the Morgan Stanley Capital International Emerging Markets Index.

Unlike many mutual funds, the fund seeks to provide an aggregate absolute (positive) return over a three- to five-year economic cycle. To do so, the fund utilizes specific strategies and risk management techniques. In particular, the portfolio managers allocate assets actively among various assets classes and types of securities within asset classes. The portfolio managers also diversify the fund's assets across a broad range of global securities. In rotating among asset classes, the portfolio managers employ a top-down investment approach, analyzing asset classes using various strategies, and then select specific securities or collective investment vehicles within each asset class using a bottom-up investment approach.

The fund will gain exposure to commodities by entering into commodity-linked derivative instruments, such as swap agreements, commodity-linked notes, commodity options, futures and options on futures or purchasing securities of collective investment vehicles that provide exposure to the investment returns of the commodity markets without investing directly in physical commodities.

Among the equity securities the fund may hold are interests in collective investment funds, private funds, including those that invest in private equity, venture capital and real estate investments, and exchange-traded funds. The portfolio managers believe that these investments will enable them to access securities and markets which are difficult or costly to access directly. The fund will limit its investment in private funds to 10% of its assets (at the time of purchase).

The portfolio managers generally will sell securities to realize profits, limit losses or take advantage of better investment opportunities.

[The fund may take short positions in securities or derivatives that the portfolio managers have identified as unattractive.]

The fund's investment objective, current target return and 80% investment policy may be changed by the Board of Trustees upon 60 days' notice to shareholders.

The fund:

| | Seeks global equity securities with attractive valuations based on current and expected earnings or cash flow

| |  May invest in companies of any size

| | May invest in fixed income securities of issuers in any economic sector or region of the world, including emerging markets

| | May invest in fixed income securities of any maturity or duration and of any credit quality

| | Limits its investments in mortgage-backed and asset-backed securities to 20% of net assets

|X|  Portfolio Investments

The fund invests primarily in:

| | common stocks and related securities, such as preferred stocks, warrants, depositary receipts, partnership and membership interests

| |  U.S. corporate bonds, debentures and notes

| |  U.S. convertible debt securities

| |  U.S. and foreign government and agency securities

| |  U.S. municipal securities

| |  U.S. mortgage-backed and asset-backed securities

| |  obligations of international agencies and supranational entities

| |  repurchase agreements involving portfolio securities

| | bank certifications of deposits, fixed time deposits and bankers' acceptances

| |  collective investment vehicles

The fund may, from time to time, place all of its assets in money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

To a limited extent, the fund may also engage in other investment practices, including the use of options, futures, swaps and other derivative securities.

|X|  Risk Factors

The fund's principal risk factors are:

| |  commodity risk

| |  credit risk

| |  derivatives risk

| |  foreign securities risk

| |  interest-rate risk

| |  liquidity risk

| |  market risk

| |  speculative exposure risk

| |  tax risk

You should expect fluctuations in share price and total return, particularly with changes in interest rates, for the fixed-income and money market portions of the portfolio. Typically, a rise in interest rates causes a decline in the market value of those securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the fund.

To the extent that it invests in certain securities, the fund may be affected by additional risks, such as extension and prepayment risks associated with mortgage-backed securities.

Because the fund invests internationally, it carries additional risks, including currency, information and political risks.

High yield bonds are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a problem by an issuer of high yield bonds, more senior debt (such as bank loans and investment-grade bonds) will likely be paid a greater portion of any payment made by an issuer. The fund may invest in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by S&P and in unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date.

To the extent that the fund invests in high yield bonds, securities of start-up and other small companies and private funds, it takes on further risks that could hurt its performance.

Because the fund may invest in collective investment vehicles, you may pay two levels of fees in connection with your investment. The first layer of fees would be paid at the underlying collective investment vehicle level, which could include a management fee of 1% to 2% and a performance fee of between 15% and 25%. The second layer of fees would be paid at the fund level.

Commodities are volatile investments. The use of derivatives such as swaps, commodity-linked structured notes and futures contracts are speculative and may hurt the fund's performance. The swaps, commodity-linked structured notes and futures contracts in which the fund may invest have substantial risks, including risk of loss of a significant portion of their principal value and lack of a secondary market. Investing in commodity-linked derivatives that involve leverage could increase volatility and losses. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. To the extent that it invests in derivatives, the fund may be subject to additional risks, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. The fund will attempt to limit credit risk for commodity-linked notes by engaging in transactions primarily with counterparties that have an investment-grade credit rating, or a letter of credit or some other form of credit enhancement.

The status of commodity-linked swaps and structured notes under tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. If the fund fails to qualify as a RIC, then the fund will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits.

"More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

|X|  Portfolio Management

Stephen Kaszynski, Kevin Barry and Christine N. Gaelzer are responsible for the day-to-day management of the fund. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                 MORE ABOUT RISK

|X|  Introduction

A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The preceding discussion contains more detailed information. This section discusses other risks that may affect the fund.

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

|X|  Types of Investment Risk

The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

COMMODITY RISK The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK There are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK A fund that invests outside the U.S. carries additional risks that include:

|X| CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

|X| INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

|X| POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

LIQUIDITY RISK Certain fund securities, such as swaps and commodity-linked notes may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and form speculative short sales are unlimited.

TAX RISK In order to be treated as a RIC under the Code, the fund must derive at least 90% of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued a ruling that would cause certain income from commodity-linked swaps to not be considered qualifying income after June 30, 2006. As a result, the income the fund derives from such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 must be limited to a maximum of 10 % of its gross income.

Although the ruling has no impact on the operations of the fund through June 30, 2006, we are evaluating possible alternatives that would enable the fund to maintain exposure to commodity indexes, while continuing to qualify as a regulated investment company after June 30, 2006. If the fund is unable to ensure continued qualification, the fund may be required to limit its investments in commodity-linked derivatives.

OTHER RISK FACTORS

ACCESS RISK Some countries may restrict a fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to a fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

     |X| HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     |X| SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, a fund would generally have to reinvest the proceeds at lower rates.

REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or the fund's performance.

VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|  Permitted without limitation; does not indicate actual use

20% BOLD TYPE (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

| |  Permitted, but not expected to be used to a significant extent

--   Not permitted

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                                                                                                      Total Return
                                                                                                      Global Fund
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT PRACTICE                                                                                      Limit
--------------------------------------------------------------------------------------------------- -----------------
BORROWING The borrowing of money from banks to meet redemptions or for other temporary or                 30%
emergency purposes.  Speculative exposure risk.
--------------------------------------------------------------------------------------------------- -----------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single                           |X|
country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund. Currency, market, political risks.
--------------------------------------------------------------------------------------------------- -----------------
CURRENCY HEDGING Instruments, such as options, futures, forwards or swaps,                                |X|
intended to manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.
Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.(2)
--------------------------------------------------------------------------------------------------- -----------------
EMERGING MARKETS Countries generally considered to be relatively less developed or                        30%
industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------


                                       18

                                                                                                    -----------------
                                                                                                      Total Return
                                                                                                      Global Fund
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT PRACTICE                                                                                      Limit
--------------------------------------------------------------------------------------------------- -----------------
EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities                                   |X|
representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
FOREIGN SECURITIES Securities of foreign issuers. May include depository                                  |X|
receipts. Currency, information, liquidity, market, operational, political, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to                          |X|
hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(2)
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT-GRADE DEBT SECURITIES Debt securities rated within the four highest                            |X|
grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Credit, interest-rate, market risks.
--------------------------------------------------------------------------------------------------- -----------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of                            |X|
mortgages, including passthrough certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment risks.
--------------------------------------------------------------------------------------------------- -----------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states,                                   |X|
territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal- securities holders. Credit, interest-rate, market, regulatory risks.
--------------------------------------------------------------------------------------------------- -----------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and convertible securities                           |X|
rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a                                    | |
particular security, currency or index of securities at a fixed price within a certain time period. Correlation, credit, hedged exposure, liquidity, market speculative exposure, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------


                                       19

                                                                                                    -----------------
                                                                                                      Total Return
                                                                                                      Global Fund
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT PRACTICE                                                                                      Limit
--------------------------------------------------------------------------------------------------- -----------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests                        --
in enterprises they own or control. Access, currency, information, liquidity, operational, political, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest                              |X|
primarily in income-producing real estate or real-estate-related loans or interests. Credit, liquidity, interest-rate, market risks.
--------------------------------------------------------------------------------------------------- -----------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on                          15%
trading, or those not actively traded. May include private placements.
Liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
SECTOR CONCENTRATION Investing more than 25% of the fund's net assets in a group                          --
of related industries (market sector). Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.
--------------------------------------------------------------------------------------------------- -----------------
SECURITIES LENDING Lending fund securities to financial institutions; the fund                            33 1/3%
receives cash, U.S. government securities or bank letters of credit as collateral.
Credit, liquidity, market risks.
--------------------------------------------------------------------------------------------------- -----------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing                            | |
them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform smaller mutual funds that do not take short positions.
Liquidity, market, speculative exposure risks.
--------------------------------------------------------------------------------------------------- -----------------
SHORT SALES "AGAINST THE BOX" A short sale when the fund owns enough shares of                            | |
the security involved to cover the borrowed securities, if necessary.
Liquidity, market, speculative exposure risks.
--------------------------------------------------------------------------------------------------- -----------------
SHORT-TERM TRADING Selling a security shortly after purchase. The fund engaging                           |X|
in short-term trading will have higher turnover and transaction expenses.
Increased short-term capital gains distributions could raise shareholders'
income tax liability.
--------------------------------------------------------------------------------------------------- -----------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual developments                                   | |
affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.
--------------------------------------------------------------------------------------------------- -----------------


                                       20

                                                                                                    -----------------
                                                                                                      Total Return
                                                                                                      Global Fund
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT PRACTICE                                                                                      Limit
--------------------------------------------------------------------------------------------------- -----------------
START-UP AND OTHER SMALL COMPANIES Companies with small relative market                                   | |
capitalizations. Information, liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that                            |X|
allow the fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted.
Credit, currency, information, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
SWAPS A contract between the fund and another party in which the parties agree                            |X|
to exchange streams of payments based on certain benchmarks. For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
TECHNOLOGY COMPANIES Companies which may benefit significantly from advances or                           | |
improvements in technology. Liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in                                   | |
investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.
--------------------------------------------------------------------------------------------------- -----------------
WARRANTS Options issued by a company granting the holder the right to buy certain                         --
securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.
--------------------------------------------------------------------------------------------------- -----------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of                                    |X|
securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.
--------------------------------------------------------------------------------------------------- -----------------

1. The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2. The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS



Stephen Kaszynski, Kevin Barry and Christine N. Gaelzer are responsible for the day-to-day management of the fund.

KEVIN D. BARRY, CFA, Managing Director, is head of U.S. mortgage-backed and government securities. He joined Credit Suisse in 2004 from TimesSquare Capital Management, where he worked from 1997 to 2004, most recently as a Managing Director and senior fixed income portfolio manager. Previously, he was a founding partner and fixed income portfolio manager at 1838 Investment Advisors; a Vice President and fixed income portfolio manager at Manufacturers Hanover Trust Company; and a senior fixed income trader at CIGNA Corp. Mr. Barry holds a BS in finance from LaSalle University and an MSc in financial management from the University of London.

STEPHEN J. KASZYNSKI, CFA, Managing Director, is head of U.S. equities. He joined Credit Suisse in 2004 from D.A. Capital Management, of which he was a co-founder and a managing member of the firm's hedge fund, D.A. Long/Short Equity LP, from 2001 to 2003. Previously, Mr. Kaszynski was a partner at Invesco Capital Management where, during his tenure from 1985 to 2001, he was team leader of the institutional large-capitalization value equity product and a senior member of the institutional small-capitalization value equity team. Before coming to Invesco, he was a Vice President and senior equity portfolio manager at Gardner & Preston Moss, which he joined in 1982 and was acquired by Invesco in 1985; and a management consultant at Touche Ross. Mr. Kaszynski holds a BA in economics from Knox College and an MBA in finance from the University of Chicago Graduate School of Business.

CHRISTINE GAELZER, CFA, Assistant Vice President, is a Portfolio Manager for Multi Asset Class Solutions (MACS) portfolios. Ms. Gaelzer joined Credit Suisse in 2002. Ms. Gaelzer earned a MS in Economics and Business Administration from the University of Zurich, Switzerland, in 2001. Ms. Gaelzer is a CFA Charterholder.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.


           Job titles indicate positions with the investment adviser.

                              MORE ABOUT YOUR FUND

|X|  SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments (including securities held "long" or "short") are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Swaps and other similar derivative or contractual type instruments are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Investments in private funds for which a current market value is not readily available shall be valued at their acquisition cost less related expenses, where identifiable, and will continue to be valued at such price unless and until the Board determines that such value does not represent fair value. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities, options, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

|X|  DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividend income annually. The fund typically distributes capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions may be reinvested in additional shares without any initial or deferred sales charge.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each, a "financial representative") or by calling 1-800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of a fund.

|X|  TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

|X|  STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 1-800-927-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

                           CHOOSING A CLASS OF SHARES

This Prospectus offers you a choice of two classes of shares for the fund:
Classes A and C. Choosing which of these classes of shares is best for you depends on a number of factors, including the amount and intended length of your investment.

|X| Class A shares may be a better choice than Class C if you are investing for the long term, especially if you are eligible for a reduced sales charge

|X| Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

|X| Class C shares may be best for an investor with a shorter time horizon because they have a lower sales charge than Class A shares, but because they have higher annual expenses, Class C shares are generally not appropriate if you are investing for the long term

We describe Class A and C shares in detail in "Other Shareholder Information." The table below gives you a brief comparison of the main features of each class, which we recommend you discuss with your financial representative.

--------------------------------------------------------------------------------
                                  MAIN FEATURES
--------------------------------------------------------------------------------
Class A           |X|  Initial sales charge of up to _____%
                  |X|  Lower sales charge for large purchases
                  |X| No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)
                  |X|  Lower annual expenses than Class C because of lower
                       12b-1 fee
----------------- --------------------------------------------------------------
Class C           |X|  No initial sales charge
                  |X| Deferred sales charge of 1.00% if you sell shares during the first year of purchase
                  |X| Higher annual expenses than Class A shares because of higher 12b-1 fee
                  |X| No conversion to Class A shares, so annual expenses remain higher
----------------- --------------------------------------------------------------

You may also go to the NASD website, www.nasdr.com, and click on "Understanding Mutual Fund Classes" under "Investor Education: Investor Alerts" for more helpful information on how to select the appropriate class in which to invest.

                            BUYING AND SELLING SHARES

|X|  OPENING AN ACCOUNT

You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

|X|  BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper Form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

The minimum initial investment in all classes of the fund is $2,500, and the minimum for additional investments is $100. For IRA accounts, the minimum initial investment amount is $500, and the minimum for additional investments is $100, except the minimum additional investment for electronic transfers (ACH) is $50. Your financial representative may have different minimum investment amount requirements. There are no minimum investment amount requirements for retirement plan programs, but the minimum investment amounts do apply to IRA accounts. The fund reserves the right to modify or waive the minimum investment account requirements.

The maximum investment amount in Class C shares is $1,000,000.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class C shares or purchased Class A shares without paying an initial sales charge any applicable CDSC will be applied to the NAV and deducted from your redemption. The value of your shares may be more or less than your initial investment depending on the NAV of your fund on the day you redeem.

Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days' notice. The fund reserves the right to change the minimum account balance requirement after 15 days' notice to current shareholders of any increases. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

|X|  EXCHANGING SHARES

You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund or into a Credit Suisse money market fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new fund.

The fund reserves the right to:

|X|  reject any purchase order made by means of an exchange from another fund

|X| change or discontinue its exchange privilege after 60 days' notice to current investors

|X|  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

For more information regarding buying, selling or exchanging shares, contact your financial representative or call 1-800-927-2874.

                              SHAREHOLDER SERVICES

|X|  AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

                                 OTHER POLICIES

|X|  TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

Uncashed redemption or distribution checks do not earn interest.

|X|  FREQUENT PURCHASES AND SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records. The fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

|X|  SPECIAL SITUATIONS

The fund reserves the right to:

|X|  charge a wire-redemption fee

|X| make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

|X| suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

|X| stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                          OTHER SHAREHOLDER INFORMATION

|X|  CLASSES OF SHARES AND SALES CHARGES

Class A and C shares are identical except in two important ways: (1) each class bears different distribution and service fees and sales charges and (2) each class has different exchange privileges. Class A and Class C shareholders have exclusive voting rights relating to their respective class's 12b-1 Plan.

|X|  CLASS A SHARES

OFFERING PRICE:

The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

                         INITIAL SALES CHARGE - CLASS A

-------------------------- -------------------------------- ---------------------------- ----------------------------
AMOUNT PURCHASED              AS A % OF AMOUNT INVESTED      AS A % OF OFFERING PRICE      COMMISSION TO FINANCIAL
                                                                                          REPRESENTATIVE AS A % OF
                                                                                               OFFERING PRICE
-------------------------- -------------------------------- ---------------------------- ----------------------------
Less than $50,000                       ____%                          ____%                        ____%
-------------------------- -------------------------------- ---------------------------- ----------------------------
$50,000 to less than                    ____%                          ____%                        ____%
$100,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$100,000 to less than                   ____%                          ____%                        ____%
$250,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$250,000 to less than                   ____%                          ____%                        ____%
$500,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$500,000 to less than                   ____%                          ____%                        ____%
$1,000,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$1,000,000 or more                       0*                              0                          ____%**
-------------------------- -------------------------------- ---------------------------- ----------------------------

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under "Class A Limited CDSC").

** The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million, and up to .25% on purchase amounts over $50 million.

The reduced sales charges shown above apply to the total amount of purchases of Class A shares of the fund made at one time by any "purchaser." The term "purchaser" includes:

1. Individuals and Members of Their Immediate Families: an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

2. Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3. Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4. UGMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

All accounts held by any "purchaser" will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. IN ORDER TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE, YOU MUST NOTIFY YOUR FINANCIAL REPRESENTATIVE OF ANY OTHER INVESTMENTS THAT YOU OR YOUR RELATED ACCOUNTS HAVE IN THE CREDIT SUISSE FUNDS, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to ____% of the average daily net assets represented by the Class A shares they are servicing.

The Initial Sales Charge is Waived for the Following Shareholders or
Transactions:

(1)  investment advisory clients of Credit Suisse;

(2) officers, current and former trustees of the fund, current and former directors or trustees of other investment companies managed by Credit Suisse or its affiliates, officers, directors and full-time employees of the Credit Suisse affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the fund);

(3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4) shares purchased by (a) registered investment advisers ("RIAs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5) shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6) Class A shares acquired when dividends and distributions are reinvested in the fund; and

(7) Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

Reduced initial sales charges are available if you qualify under one of the following privileges:

LETTER OF INTENT. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of the fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a Letter of Intent, and you may include purchases of fund shares made up to 90 days before the receipt of the Letter. Letters of Intent may be obtained by contacting your financial representative and should be submitted to the fund's distributor or transfer agent. The 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Completing a Letter of Intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

RIGHT OF ACCUMULATION. You may be eligible for reduced sales charges based upon the current NAV of shares you own in the fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current NAV of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit

Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

CONCURRENT PURCHASES. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

REINSTATEMENT PRIVILEGE. The Reinstatement Privilege permits shareholders to reinvest the proceeds of a redemption of the fund's Class A shares within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited Contingent Deferred Sales Charge ("Limited CDSC") paid to the distributor may be credited with the amount of the Limited CDSC in shares of the Credit Suisse Fund at the current NAV if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

CLASS A LIMITED CDSC. A Limited CDSC will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at NAV on a purchase of [$1,000,000] or more and the distributor paid a commission to the financial representative.

The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's Prospectus. You will not have to pay a Limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

The Limited CDSC will be paid to the distributor and will be equal to the lesser of 1% of:

|X|  the NAV at the time of purchase of the Class A shares being redeemed; or

|X|  the NAV of such Class A shares at the time of redemption.

For purposes of this formula, the "net asset value at the time of purchase" will be the NAV at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the NAV of the shares into which the Class A shares have been exchanged.

|X|  CLASS C SHARES

You may choose to purchase Class C shares at the fund's NAV, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is completed in the manner set forth in the exchanged-for fund's Prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

|X|  COMMON CLASS SHARES

The fund also offers Common Class shares through a separate Prospectus. Eligible investors may be eligible to purchase Common Class shares through certain intermediaries or directly without the imposition of a sales charge.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

                                OTHER INFORMATION

|X|  ABOUT THE DISTRIBUTOr

Credit Suisse Asset Management Securities, Inc., an affiliate of Credit Suisse Asset Management, LLC, is responsible for making the fund available to you.

The fund has adopted 12b-1 Plans for Class A and Class C shares pursuant to the rules under the Investment Company Act of 1940. These plans allow the fund to pay distribution and service fees for the sale and servicing of Class A and Class C of the fund's shares. Under the plans, the distributor is paid 0.25% and 1.00% of the average daily net assets of the fund's Class A and C shares, respectively. Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

Distribution and service fees on Class A and Class C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

The expenses incurred by the distributor under the 12b-1 Plans for Class A and Class C shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of the payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

|X|  ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during their past fiscal year.

|X|  OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
         800-927-2874

BY FACSIMILE:
         888-606-8252

BY MAIL:
         Credit Suisse Funds
         P.O. Box 55030
         Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
         Boston Financial Data Services, Inc.
         Attn:  Credit Suisse Funds
         66 Brooks Drive
         Braintree, MA 02171

ON THE INTERNET:
         www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC File Number: 811-04604
Credit Suisse Capital Funds
Credit Suisse Total Return Global Fund

P.O. Box 55030, Boston, MA 02205-5030 800-927-2874 www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSDVI-1-0206

                  CREDIT SUISSE FUNDS

                  PROSPECTUS


                  COMMON CLASS

                  ___________ ___, 2006





                           o   CREDIT SUISSE
                               TOTAL RETURN GLOBAL FUND



                  The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"),
                  (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

                  Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

                  As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

                  Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS.....................................................................1
     Goal and Principal Strategies.............................................1
     A Word About Risk.........................................................1
     Investor Profile..........................................................3

PERFORMANCE SUMMARY............................................................5

INVESTOR EXPENSES..............................................................6
     Fees and Fund Expenses....................................................6
     Example...................................................................8

THE FUND IN DETAIL.............................................................9

GOAL AND STRATEGIES...........................................................11

MORE ABOUT RISK...............................................................16
     Introduction.............................................................16
     Types of Investment Risk.................................................16
     Certain Investment Practices.............................................19

MEET THE MANAGERS.............................................................23

MORE ABOUT YOUR FUND..........................................................24
     Share Valuation..........................................................24
     Account Statements.......................................................24
     Distributions............................................................25
     Taxes....................................................................25

BUYING SHARES.................................................................30

SELLING SHARES................................................................30

SHAREHOLDER SERVICES..........................................................30

OTHER POLICIES................................................................30

OTHER INFORMATION.............................................................30
     About the Distributor....................................................30

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          Goal and Principal Strategies

---------------------------------- ---------------------------------------------------- -----------------------------
                                   PRINCIPAL                                            PRINCIPAL
GOAL                               STRATEGIES                                           RISK FACTORS
---------------------------------- ---------------------------------------------------- -----------------------------
Total return                       | |  Over a three- to five year economic             | |  Commodity risk
                                        cycle, the fund aims to achieve an aggregate    | |  Credit risk
                                        absolute return of 3-month LIBOR + 350 basis    | |  Derivatives risk
                                        points, gross of fees                           | |  Foreign securities risk
                                   | |  Invests in a diversified portfolio of           | |  Interest-rate risk
                                        equity securities, debt securities, money       | |  Liquidity risk
                                        market instruments and commodity-linked         | |  Market risk
                                        derivatives                                     | |  Speculative
                                   | |  Invests at least 80% of its assets, plus             exposure risk
                                        any borrowings for investment purposes, in      | |  Tax risk
                                        the securities of companies from at least
                                        three countries, including the United States
---------------------------------- ---------------------------------------------------- -----------------------------

|X|  A Word About Risk

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CREDIT RISK

The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

There are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

|X| CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

|X| INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

|X| POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST-RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

LIQUIDITY RISK

Certain fund securities, such as swaps and commodity-linked notes may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

SPECULATIVE EXPOSURE RISK

To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

TAX RISK

In order to be treated as a regulated investment company ("RIC") under the Internal Revenue Code (the "Code"), the fund must derive at least 90% of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued a ruling that would cause certain income from commodity-linked swaps to not be considered qualifying income after June 30, 2006. As a result, the income the fund derives from such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 must be limited to a maximum of 10% of its gross income.

Although the ruling has no impact on the operations of the fund through June 30, 2006, we are evaluating possible alternatives that would enable the fund to maintain exposure to commodity indexes, while continuing to qualify as a RIC after June 30, 2006. If the fund is unable to ensure continued qualification, the fund may be required to limit its investments in commodity-linked derivatives.

| |  Investor Profile

The fund is designed for investors who:

|X|  have longer time horizons

|X| are willing to assume the risk of losing money in exchange for attractive potential long-term returns

|X|  are looking for total return

|X|  want to be exposed to several asset classes through a single investment

They may NOT be appropriate if you:

|X|  are investing for a shorter time horizon

|X| are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

|X|  are looking primarily for income

You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

                             Fees and Fund Expenses

The tables below and on the following pages describe the fees and expenses you may pay as a shareholder of the fund. Annual fund operating expenses for the fund are estimated for the fiscal year ending October 31, 2006.

------------------------------------------------------------------------ -------
SHAREHOLDER FEES
   (paid directly from your investment)
------------------------------------------------------------------------ -------
Maximum sales charge (load) imposed on purchases (as a percentage of     NONE
   offering price)
------------------------------------------------------------------------ -------
Maximum deferred sales charge (load) (as a percentage of original        NONE
   purchase price or redemption proceeds, as applicable)
------------------------------------------------------------------------ -------
Maximum sales charge (load) on reinvested                                NONE
   distributions (as a percentage of offering price)
------------------------------------------------------------------------ -------
Redemption fees                                                          NONE
------------------------------------------------------------------------ -------
Exchange fees                                                            NONE
------------------------------------------------------------------------ -------
ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
------------------------------------------------------------------------ -------
Management fee                                                           0.75%
------------------------------------------------------------------------ -------
Distribution and service (12b-1) fee                                     NONE
------------------------------------------------------------------------ -------
Other expenses(1)                                                        ____%
------------------------------------------------------------------------ -------
TOTAL ANNUAL FUND OPERATING EXPENSES*                                    ____%
------------------------------------------------------------------------ -------

* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

1 "Other expenses" are based on estimated amounts for the current fiscal year.

----------------------------------------------------------------------- --------
EXPENSES AFTER WAIVERS,
REIMBURSEMENTS OR CREDITS
----------------------------------------------------------------------- --------
Management fee                                                          ____%
----------------------------------------------------------------------- --------
Distribution and service (12b-1) fee                                    NONE
----------------------------------------------------------------------- --------
Other expenses                                                          ____%
----------------------------------------------------------------------- --------
NET ANNUAL FUND OPERATING EXPENSES                                      ____%
----------------------------------------------------------------------- --------

                                     Example

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

------------------------ ------------------ ------------------ -----------------
           ONE                  THREE            FIVE YEARS         TEN YEARS
          YEAR                  YEARS
------------------------ ------------------ ------------------ -----------------
$                        $
------------------------ ------------------ ------------------ -----------------
$                        $
------------------------ ------------------ ------------------ -----------------
$                        $
------------------------ ------------------ ------------------ -----------------

                               THE FUND IN DETAIL


|X|  The Management Firm

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

|X|  Investment adviser for the fund

|X| Responsible for managing the fund's assets according to its goal and strategies

|X| Is part of the asset management business of Credit Suisse, one of the world's leading banks

|X| Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

|X|  MULTI-CLASS STRUCTURE

     This Prospectus offers Common Class shares of the fund. Common Class shares are no load. The fund also offers Class A and C shares, as described in a separate Prospectus. Each class has its own fees and expenses, offering you a choice of cost structures.

|X|  FUND INFORMATION KEY

A concise description of the fund begins in two pages. The description provides the following information:

GOAL AND STRATEGIES

         The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

         The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

         A table showing the fund's audited financial performance for up to five years.

|X| TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

|X| PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income-tax liability.

         The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

                               GOAL AND STRATEGIES

The goal of the fund is total return. Over a three- to five-year economic cycle, the fund aims to achieve an aggregate absolute return of 3-month LIBOR + 350 basis points, gross of fees (____% as of the date of this Prospectus). The fund is not designed to achieve consistent annual returns, and the return in any year may be lower than the three- to- five-year aggregate return the fund aims for. There is no guarantee that this target return, or any positive return, will be achieved.

LIBOR is an abbreviation for the London Interbank Offered Rate and is the interest rate that major international banks in London charge each other for borrowing. Three-month LIBOR is the interest rate for a three-month loan between such banks (____% as of the date of this Prospectus).

To achieve its goal, the fund invests in a diversified portfolio of equity securities, debt securities, money market instruments and commodity-linked derivatives. The portion of the fund's assets invested in any asset class will vary based on market conditions, and the fund can invest without limit in any asset class. Under normal market conditions the fund invests at least 80% of its assets, plus any borrowings for investment purposes, in the securities of companies from at least three countries, including the United States. Up to 30% of the fund's assets can be invested in emerging markets. Fixed income securities that have below investment grade ratings are considered emerging market investments. For equity investments, an emerging market will be a country included in the Morgan Stanley Capital International Emerging Markets Index.

Unlike many mutual funds, the fund seeks to provide an aggregate absolute (positive) return over a three- to five-year economic cycle. To do so, the fund utilizes specific strategies and risk management techniques. In particular, the portfolio managers allocate assets actively among various assets classes and types of securities within asset classes. The portfolio managers also diversify the fund's assets across a broad range of global securities. In rotating among asset classes, the portfolio managers employ a top-down investment approach, analyzing asset classes using various strategies, and then select specific securities or collective investment vehicles within each asset class using a bottom-up investment approach.

The fund will gain exposure to commodities by entering into commodity-linked derivative instruments, such as swap agreements, commodity-linked notes, commodity options, futures and options on futures or purchasing securities of collective investment vehicles that provide exposure to the investment returns of the commodity markets without investing directly in physical commodities.

Among the equity securities the fund may hold are interests in collective investment funds, private funds, including those that invest in private equity, venture capital and real estate investments, and exchange-traded funds. The portfolio managers believe that these investments will enable them to access securities and markets which are difficult or costly to access directly. The fund will limit its investment in private funds to 10% of its assets (at the time of purchase).

The portfolio managers generally will sell securities to realize profits, limit losses or take advantage of better investment opportunities.

The fund may take short positions in securities or derivatives that the portfolio managers have identified as unattractive.

The fund's investment objective, current target return and 80% investment policy may be changed by the Board of Trustees upon 60 days' notice to shareholders.

The fund:

| | Seeks global equity securities with attractive valuations based on current and expected earnings or cash flow

| |  May invest in companies of any size

| | May invest in fixed income securities of issuers in any economic sector or region of the world, including emerging markets

| | May invest in fixed income securities of any maturity or duration and of any credit quality

| | Limits its investments in mortgage-backed and asset-backed securities to 20% of net assets

|X|  Portfolio Investments

The fund invests primarily in:

     | | common stocks and related securities, such as preferred stocks, warrants, depositary receipts, partnership and membership interests

     | |  U.S. corporate bonds, debentures and notes

     | |  U.S. convertible debt securities

     | |  U.S. and foreign government and agency securities

     | |  U.S. municipal securities

     | |  U.S. mortgage-backed and asset-backed securities

     | |  obligations of international agencies and supranational entities

     | |  repurchase agreements involving portfolio securities

     | | bank certifications of deposits, fixed time deposits and bankers' acceptances

     | |  collective investment vehicles

The fund may, from time to time, place all of its assets in money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

To a limited extent, the fund may also engage in other investment practices, including the use of options, futures, swaps and other derivative securities.

|X|  Risk Factors

The fund's principal risk factors are:

     | |  commodity risk

     | |  credit risk

     | |  derivatives risk

     | |  foreign securities risk

     | |  interest-rate risk

     | |  liquidity risk

     | |  market risk

     | |  speculative exposure risk

     | |  tax risk

You should expect fluctuations in share price and total return, particularly with changes in interest rates, for the fixed-income and money market portions of the portfolio. Typically, a rise in interest rates causes a decline in the market value of those securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the fund.

To the extent that it invests in certain securities, the fund may be affected by additional risks, such as extension and prepayment risks associated with mortgage-backed securities.

Because the fund invests internationally, it carries additional risks, including currency, information and political risks.

High yield bonds are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a problem by an issuer of high yield bonds, more senior debt (such as bank loans and investment-grade bonds) will likely be paid a greater portion of any payment made by an issuer. The fund may invest in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by S&P and in unrated securities considered to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P is in default or is expected to default upon maturity or payment date.

To the extent that the fund invests in high yield bonds, securities of start-up and other small companies and private funds, it takes on further risks that could hurt its performance.

Because the fund may invest in collective investment vehicles, you may pay two levels of fees in connection with your investment. The first layer of fees would be paid at the underlying collective investment vehicle level, which could include a management fee of 1% to 2% and a performance fee of between 15% and 25%. The second layer of fees would be paid at the fund level.

Commodities are volatile investments. The use of derivatives such as swaps, commodity-linked structured notes and futures contracts are speculative and may hurt the fund's performance. The swaps, commodity-linked structured notes and futures contracts in which the fund may invest have substantial risks, including risk of loss of a significant portion of their principal value and lack of a secondary market. Investing in commodity-linked derivatives that involve leverage could increase volatility and losses. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. To the extent that it invests in derivatives, the fund may be subject to additional risks, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. The fund will attempt to limit credit risk for commodity-linked notes by engaging in transactions primarily with counterparties that have an investment-grade credit rating, or a letter of credit or some other form of credit enhancement.

The status of commodity-linked swaps and structured notes under tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. If the fund fails to qualify as a RIC, then the fund will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits.

"More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

|X|  Portfolio Management

Stephen Kaszynski, Kevin Barry and Christine N. Gaelzer are responsible for the day-to-day management of the fund. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                 MORE ABOUT RISK

|X|  Introduction

A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The preceding discussion contains more detailed information. This section discusses other risks that may affect the fund.

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

|X|  Types of Investment Risk

The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

COMMODITY RISK The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK There are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risk different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK A fund that invests outside the U.S. carries additional risks that include:

|X| CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

|X| INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

|X| POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

LIQUIDITY RISK Certain fund securities, such as swaps and commodity-linked notes may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and form speculative short sales are unlimited.

TAX RISK In order to be treated as a RIC under the Code, the fund must derive at least 90% of its gross income from certain qualifying sources of income. On December 16, 2005, the IRS issued a ruling that would cause certain income from commodity-linked swaps to not be considered qualifying income after June 30, 2006. As a result, the income the fund derives from such commodity-linked swaps or certain other commodity-linked derivatives after June 30, 2006 must be limited to a maximum of 10 % of its gross income.

Although the ruling has no impact on the operations of the fund through June 30, 2006, we are evaluating possible alternatives that would enable the fund to maintain exposure to commodity indexes, while continuing to qualify as a regulated investment company after June 30, 2006. If the fund is unable to ensure continued qualification, the fund may be required to limit its investments in commodity-linked derivatives.

OTHER RISK FACTORS

ACCESS RISK Some countries may restrict a fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to a fund.

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

     |X| HEDGED EXPOSURE risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     |X| SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, a fund would generally have to reinvest the proceeds at lower rates.

REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or the fund's performance.

VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

                          Certain Investment Practices

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|  Permitted without limitation; does not indicate actual use

20% BOLD TYPE (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

| |  Permitted, but not expected to be used to a significant extent

--   Not permitted

                                                                                                    -----------------
                                                                                                      Total Return
                                                                                                      Global Fund
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT PRACTICE                                                                                      Limit
--------------------------------------------------------------------------------------------------- -----------------
BORROWING  The borrowing of money from banks to meet redemptions or for other temporary or                30%
emergency purposes.  Speculative exposure risk.
--------------------------------------------------------------------------------------------------- -----------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single                           | |
country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund. Currency, market, political risks.
--------------------------------------------------------------------------------------------------- -----------------
CURRENCY HEDGING Instruments, such as options, futures, forwards or swaps,                                |X|
intended to manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.
Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.(2)
--------------------------------------------------------------------------------------------------- -----------------
EMERGING MARKETS  Countries generally considered to be relatively less developed or                       30%
industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------


                                       19

                                                                                                    -----------------
                                                                                                      Total Return
                                                                                                      Global Fund
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT PRACTICE                                                                                      Limit
--------------------------------------------------------------------------------------------------- -----------------
EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities                                   |X|
representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
FOREIGN SECURITIES Securities of foreign issuers. May include depository                                  |X|
receipts. Currency, information, liquidity, market, operational, political, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
FUTURES AND OPTIONS ON FUTURES  Exchange-traded contracts that enable the fund                            |X|
to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(2)
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT-GRADE DEBT SECURITIES Debt securities rated within the four highest                            |X|
grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Credit, interest-rate, market risks.
--------------------------------------------------------------------------------------------------- -----------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of                            |X|
mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment risks.
--------------------------------------------------------------------------------------------------- -----------------
MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states,                                   |X|
territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal- securities holders. Credit, interest-rate, market, regulatory risks.
--------------------------------------------------------------------------------------------------- -----------------
NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and convertible securities                           |X|
rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating services, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a                                    | |
particular security, currency or index of securities at a fixed price within a certain time period. Correlation, credit, hedged exposure, liquidity, market speculative exposure, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------


                                       20

                                                                                                    -----------------
                                                                                                      Total Return
                                                                                                      Global Fund
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT PRACTICE                                                                                      Limit
--------------------------------------------------------------------------------------------------- -----------------
PRIVATIZATION PROGRAMS  Foreign governments may sell all or part of their interests in                    --
enterprises they own or control.  Access, currency, information, liquidity, operational, political, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest                              |X|
primarily in income-producing real estate or real-estate-related loans or interests. Credit, liquidity, interest-rate, market risks.
--------------------------------------------------------------------------------------------------- -----------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on                          15%
trading, or those not actively traded. May include private placements.
Liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
SECTOR CONCENTRATION  Investing more than 25% of the fund's net assets in a group                         --
of related industries (market sector). Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.
--------------------------------------------------------------------------------------------------- -----------------
SECURITIES LENDING  Lending fund securities to financial institutions; the fund                         33 1/3%
receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.
--------------------------------------------------------------------------------------------------- -----------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing                            | |
them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform smaller mutual funds that do not take short positions.
Liquidity, market, speculative exposure risks.
--------------------------------------------------------------------------------------------------- -----------------
SHORT SALES "AGAINST THE BOX" A short sale when the fund owns enough shares of                            | |
the security involved to cover the borrowed securities, if necessary.
Liquidity, market, speculative exposure risks.
--------------------------------------------------------------------------------------------------- -----------------
SHORT-TERM TRADING Selling a security shortly after purchase. The fund engaging                           |X|
in short-term trading will have higher turnover and transaction expenses.
Increased short-term capital gains distributions could raise shareholders'
income tax liability.
--------------------------------------------------------------------------------------------------- -----------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual developments                                   | |
affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.
--------------------------------------------------------------------------------------------------- -----------------


                                       21

                                                                                                    -----------------
                                                                                                      Total Return
                                                                                                      Global Fund
--------------------------------------------------------------------------------------------------- -----------------
INVESTMENT PRACTICE                                                                                      Limit
--------------------------------------------------------------------------------------------------- -----------------
START-UP AND OTHER SMALL COMPANIES Companies with small relative market                                   | |
capitalizations. Information, liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that                            |X|
allow the fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted.
Credit, currency, information, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
SWAPS A contract between the fund and another party in which the parties agree                            |X|
to exchange streams of payments based on certain benchmarks. For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
TECHNOLOGY COMPANIES Companies which may benefit significantly from advances or                           | |
improvements in technology. Liquidity, market, valuation risks.
--------------------------------------------------------------------------------------------------- -----------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in                                   | |
investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.
--------------------------------------------------------------------------------------------------- -----------------
WARRANTS  Options issued by a company granting the holder the right to buy certain                        --
securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.
--------------------------------------------------------------------------------------------------- -----------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of                                    |X|
securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.
--------------------------------------------------------------------------------------------------- -----------------

1. The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2. The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS


Stephen Kaszynski, Kevin Barry and Christine N. Gaelzer are responsible for the day-to-day management of the fund.

KEVIN D. BARRY, CFA, Managing Director, is head of U.S. mortgage-backed and government securities. He joined Credit Suisse in 2004 from TimesSquare Capital Management, where he worked from 1997 to 2004, most recently as a Managing Director and senior fixed income portfolio manager. Previously, he was a founding partner and fixed income portfolio manager at 1838 Investment Advisors; a Vice President and fixed income portfolio manager at Manufacturers Hanover Trust Company; and a senior fixed income trader at CIGNA Corp. Mr. Barry holds a B.S. in finance from LaSalle University and an MSc. in financial management from the University of London.

STEPHEN J. KASZYNSKI, CFA, Managing Director, is head of U.S. equities. He joined Credit Suisse in 2004 from D.A. Capital Management, of which he was a co-founder and a managing member of the firm's hedge fund, D.A. Long/Short Equity LP, from 2001 to 2003. Previously, Mr. Kaszynski was a partner at Invesco Capital Management where, during his tenure from 1985 to 2001, he was team leader of the institutional large-capitalization value equity product and a senior member of the institutional small-capitalization value equity team. Before coming to Invesco, he was a Vice President and senior equity portfolio manager at Gardner & Preston Moss, which he joined in 1982 and was acquired by Invesco in 1985; and a management consultant at Touche Ross. Mr. Kaszynski holds a B.A. in economics from Knox College and an M.B.A. in finance from the University of Chicago Graduate School of Business.

CHRISTINE GAELZER, CFA, Assistant Vice President, is a Portfolio Manager for Multi Asset Class Solutions (MACS) portfolios. Ms. Gaelzer joined Credit Suisse in 2002. Ms. Gaelzer earned a MS in Economics and Business Administration from the University of Zurich, Switzerland, in 2001. Ms. Gaelzer is a CFA Charterholder.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

           JOB TITLES INDICATE POSITIONS WITH THE INVESTMENT ADVISER.

                              MORE ABOUT YOUR FUND

|X|  SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments (including securities held "long" or "short") are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time").Swaps and other similar derivative or contractual type instruments are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Investments in private funds for which a current market value is not readily available shall be valued at their acquisition cost less related expenses, where identifiable, and will continue to be valued at such price unless and until the Board determines that such value does not represent fair value. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities, options, futures contracts and other assets (including investments in collective investment vehicles) for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

|X|  ACCOUNT STATEMENTS

In general, you will receive account statements as follows:

     |X| after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

     |X|  after any changes of name or address of the registered owner(s)

     |X|  otherwise, every calendar quarter

You will also receive annual and semiannual financial reports.

|X|  DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions will be reinvested in additional Common Class shares, unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

Estimated year-end distribution information, including record and payment dates, generally will be available at www.credit-suisse.com/us or by calling 1-800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

|X|  TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

Buying Shares

|X|  OPENING AN ACCOUNT

Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call our Shareholder Service Center to receive one by mail or fax.

You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV. The fund reserves the right to reject any purchase order.

The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans,
(2) investment advisory clients of Credit Suisse, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

|X|  BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper Form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

|X|  FINANCIAL SERVICES FIRMS

You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

Some of the firms through which the fund is available include:

| |  Charles Schwab & Co., Inc. Mutual Fund OneSource(R) service

| |  Fidelity Brokerage Services, Inc. FundsNetwork(R) Program

| |  TD Waterhouse Mutual Fund Network

-------------------------------------------------------
MINIMUM INITIAL INVESTMENT

Regular account:                            $2,500
IRAs:                                       $500
Transfers/Gifts to Minors:                  $500
-------------------------------------------------------

There is no minimum investment requirement for employees and clients of Credit Suisse and its affiliates or for retirement plan programs. The fund reserves the right to modify or waive minimum initial investment requirements.

|X|  ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Common Class account application.

|X|  INVESTMENT CHECKS

Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks will be returned to you and your purchase order will not be processed.

|X|  EXCHANGING SHARES

The fund reserves the right to:

|X|  reject any purchase order made by means of an exchange from another fund

|X| change or discontinue its exchange privilege after 60 days' notice to current investors

|X|  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed NAV.

                                  BUYING SHARES

----------------------------------------------------------------------------------------------------------------------
Opening An Account                                                     Adding to An Account
----------------------------------------------------------------------------------------------------------------------
By Check
----------------------------------------------------------------------------------------------------------------------
|X|  Complete the New Account Application.                  |X|  Make your check payable to Credit Suisse Funds.
|X|  For IRAs use the Universal IRA Application.            |X|  Write the account number and the fund name on
|X|  Make your check payable to Credit Suisse Funds.             your check.
|X|  Write the fund name on the check.                      |X|  Mail to Credit Suisse Funds
|X|  Mail to Credit Suisse Funds                            |X|  Minimum amount is $100
----------------------------------------------------------------------------------------------------------------------
By Exchange
----------------------------------------------------------------------------------------------------------------------
|X|  Call our Shareholder Service Center to request an      |X|  Call our Shareholder Service Center to request
     exchange from another Credit Suisse Fund. Be sure to        an exchange from another Credit Suisse Fund.
     read the current Prospectus for the new fund. Also     |X|  Minimum amount is $250.
     please observe the minimum initial investment.         |X|  If you do not have telephone privileges, mail
|X|  If you do not have telephone privileges, mail or            or fax a letter of instruction signed by all
     fax a letter of instruction signed by all                   shareholders.
     shareholders.
----------------------------------------------------------------------------------------------------------------------
By Wire
----------------------------------------------------------------------------------------------------------------------
|X|  Complete and sign the New Account Application.         |X|  Call our Shareholder Service Center by 4 p.m.
|X|  Call our Shareholder Service Center and fax the             eastern time to inform us of the incoming wire.
     signed New Account Application by 4 p.m. eastern time.      Please be sure to specify your name, the account
|X|  The Shareholder Service Center will telephone you           number and the fund name on your wire advice.
     with your account number. Please be sure to specify    |X|  Wire the money for receipt that day.
     your name, the account number and the fund name on     |X|  Minimum amount is $500.
     your wire advice.
|X|  Wire your initial investment for receipt that day.
|X|  Mail the original, signed application to Credit
     Suisse Funds.
----------------------------------------------------------------------------------------------------------------------


                                       31

----------------------------------------------------------------------------------------------------------------------
This method is not available for IRAs.
----------------------------------------------------------------------------------------------------------------------
By Automated Clearing House (ACH) Transfer
----------------------------------------------------------------------------------------------------------------------
|X|  Cannot be used to open an account.                     |X|  Call our Shareholder Service Center to request
                                                                 an ACH transfer from your bank.
                                                            |X|  Your purchase will be effective at the next NAV
                                                                 calculated after we receive your order in
                                                                 proper form.
                                                            |X|  Minimum amount is $50.
                                                            |X|  Requires ACH on Demand privileges.
----------------------------------------------------------------------------------------------------------------------

                                  800-927-2874
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                 SELLING SHARES

----------------------------------------------------------------------------------------------------------------------
Selling Some Or All Of Your Shares                            Can Be Used For
----------------------------------------------------------------------------------------------------------------------
By Mail
----------------------------------------------------------------------------------------------------------------------
Write us a letter of instruction that includes:             |X|  Accounts of any type.
|X|  your name(s) and signature(s)                          |X|  Sales of any amount.
|X|  the fund name and account number                       For IRAs please use the IRA Distribution Request Form.
|X|  the dollar amount you want to sell
|X|  how to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Selling Shares in Writing").

Mail the materials to Credit Suisse Funds. If only a
letter of instruction if required, you can fax it to
the Shareholder Service Center (unless a signature
guarantee is required).
----------------------------------------------------------------------------------------------------------------------
By Exchange
----------------------------------------------------------------------------------------------------------------------
|X|  Call our Shareholder Service Center to request an      |X|  Accounts with telephone privileges.
     exchange into another Credit Suisse Fund. Be sure to   If you do not have telephone privileges, mail or fax a
     read the current Prospectus for the new fund. Also     letter of instruction to exchange shares.
     please observe the minimum initial investment.
----------------------------------------------------------------------------------------------------------------------
By Phone
----------------------------------------------------------------------------------------------------------------------
Call our Institutional Services Center to request a         |X|  Accounts with telephone privileges.
redemption. You can receive the proceeds as:
|X|  a check mailed to the address of record ($100
     minimum)
|X|  an ACH transfer to your bank ($50 minimum)
|X|  a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for details.
----------------------------------------------------------------------------------------------------------------------
By Wire or ACH Transfer
----------------------------------------------------------------------------------------------------------------------
|X|  Complete the "Wire Instructions" or "ACH on            |X|  Accounts with wire redemption or ACH on Demand
     Demand" section of your New Account Application.            privileges.
----------------------------------------------------------------------------------------------------------------------


                                       32

----------------------------------------------------------------------------------------------------------------------
|X|  For federal-funds wires, proceeds will be wired        |X|  Request by phone or mail.
     on the next business day. For ACH transfers,
     proceeds will be delivered within two business days.
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
HOW TO REACH US

SHAREHOLDER SERVICE CENTER
Toll free:  800-927-2874
Fax:  888-606-8252

MAIL:
Credit Suisse Funds
P.O. Box 55030
Boston, MA  02205-5030

OVERNIGHT/COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn:  Credit Suisse Funds
66 Brooks Drive
Braintree, MA 02184

INTERNET WEB SITE
www.credit-suisse.com/us

WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn:  Mutual Funds/Custody Dept.
[Credit Suisse Fund Name]
DDA# 9904-649-2
F/F/C:  [Account Number and Account Registration]
-----------------------------------------------------------------

|X|  SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

     | | accounts whose address of record has been changed within the past 30 days

     | |  redemptions in certain large accounts (other than by exchange)

     | | requests to send the proceeds to a different payee or address than on record

     | | shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted.

|X|  RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S.Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another Credit Suisse Fund.

|X|  LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

---------------------------------------------------------------------------
MINIMUM TO KEEP AN ACCOUNT OPEN
Regular account:                                     $2,000
IRAs                                                 $250
Transfers/Gifts to Minors:                           $250
---------------------------------------------------------------------------

The fund reserves the right to modify or waive this requirement. If the fund increases the minimum amount required to keep an account open, it will give current shareholders 15 days' notice of any increase. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

                              SHAREHOLDER SERVICES

|X|  AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by our Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.

|X|  STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 1-800-927-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

|X|  RETIREMENT PLANS

Credit Suisse offers a range of tax-advantaged retirement accounts, including:

| |  Traditional IRAs
| |  Roth IRAs
| |  Spousal IRAs
| |  Rollover IRAs
| |  SEP IRAs

To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

|X|  TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

|X|  ACCOUNT CHANGES

Call our Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

                                 OTHER POLICIES

|X|  TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear.

If you wire money without first calling our Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the Exchange, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial services firm may charge a fee to send or receive wire transfers.

While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

Uncashed redemption or distribution checks do not earn interest.

|X|  FREQUENT PURCHASES AND SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records. The fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

|X|  SPECIAL SITUATIONS

The fund reserves the right to:

| |  charge a wire-redemption fee
| | make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations
| | suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)
| | stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                                OTHER INFORMATION

|X|  ABOUT THE DISTRIBUTOr

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse Asset Management, LLC, is responsible for:

| |  making the fund available to you
| |  account servicing and maintenance
| |  other administrative services related to sale of the Common Class shares

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

|X|  ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during their past fiscal year.

|X|  OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
         800-927-2874

BY FACSIMILE:
         888-606-8252

BY MAIL:
         Credit Suisse Funds
         P.O. Box 55030
         Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
         Boston Financial Data Services, Inc.
         Attn:  Credit Suisse Funds
         66 Brooks Drive
         Braintree, MA 02184

ON THE INTERNET:
         www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC File Number: 811-04604
Credit Suisse Capital Funds
Credit Suisse Total Return Global Fund

P.O. Box 55030, Boston, MA 02205-5030 800-927-2874 www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC.,
DISTRIBUTOR.                                                 TRGF-1-PRO-CMN-0206

                  CREDIT SUISSE FUNDS

                  PROSPECTUS


                  CLASS A AND C SHARES

                  ________ ___, 2006



                           o   CREDIT SUISSE
                               LONG-SHORT MARKET NEUTRAL FUND






               As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

               Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS.....................................................................1
     Goal and Principal Strategies.............................................1
     A Word About Risk.........................................................1
     Investor Profile..........................................................2

PERFORMANCE SUMMARY............................................................3

INVESTOR EXPENSES..............................................................4
     Fees and Fund Expenses....................................................4
     Example...................................................................5

THE FUND IN DETAIL.............................................................6

MORE ABOUT RISK...............................................................13
     Introduction.............................................................13
     Types of Investment Risk.................................................13
     Certain Investment Practices.............................................15

MEET THE MANAGERS.............................................................19
     Share Valuation..........................................................20
     Distributions............................................................20
     Taxes....................................................................21
     Statements and Reports...................................................22

CHOOSING A CLASS OF SHARES....................................................23

BUYING AND SELLING SHARES.....................................................24

SHAREHOLDER SERVICES..........................................................24

OTHER POLICIES................................................................24

OTHER SHAREHOLDER INFORMATION.................................................24

OTHER INFORMATION.............................................................24
     About the Distributor....................................................24

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          Goal and Principal Strategies

---------------------------------- ---------------------------------------------------- -----------------------------
                                   PRINCIPAL                                            PRINCIPAL
GOAL                               STRATEGIES                                           RISK FACTORS
---------------------------------- ---------------------------------------------------- -----------------------------
Total return                       | |  Seeks a total return greater than the           | |  Market risk
                                        return of 1-month LIBOR                         | |  Short sale risk
                                   | |  Takes long positions in stocks that the         | |  Speculative
                                        adviser has identified as attractive                 exposure risk
                                   | |  Takes short positions in stocks that the
                                        adviser has identified as unattractive
                                   | |  Seeks minimal net exposure to the general
                                        U.S. equity market and low to neutral net
                                        exposure to any particular industry
                                   | |  Focuses on companies with a market
                                        capitalization of $1 billion or more
---------------------------------- ---------------------------------------------------- -----------------------------

|X|  A Word About Risk

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

SHORT SALE RISK

The fund takes short positions by selling borrowed securities that it does not currently own, with the intention of repurchasing them later for a profit on the expectation that the market price will drop.

Because they expose the fund to risks associated with securities it does not own, short positions involve speculative exposure risk. As a result, if the fund takes short positions in stocks that increase in value, then it will be likely to underperform similar stock mutual funds that do not take short positions. In addition, short positions typically involve increased liquidity risk and transaction costs.

SPECULATIVE EXPOSURE RISK

To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

| |  Investor Profile

The fund is designed for investors who:

|X|  have longer time horizons

|X| are willing to assume the risk of losing money in exchange for attractive potential long-term returns

|X|  are looking for total return

|X| want to diversify their equity portfolios by investing in a strategy designed to have a low correlation to traditional, long-only equity funds

They may NOT be appropriate if you:

|X|  are investing for a shorter time horizon

|X| are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

|X|  are looking primarily for income

You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

                             Fees and Fund Expenses

The tables below and on the following pages describe the fees and expenses you may pay as a shareholder of the fund. Annual fund operating expenses for the fund are estimated for the fiscal year ending October 31, 2006.

------------------------------------------------------------------ ------------------------- ------------------------
                                                                   CLASS A                   CLASS C
------------------------------------------------------------------ ------------------------- ------------------------
SHAREHOLDER FEES
   (paid directly from your investment)
------------------------------------------------------------------ ------------------------- ------------------------
Maximum sales charge (load) imposed                                ____%                     NONE
   on purchases (as a percentage of offering price)(1)
------------------------------------------------------------------ ------------------------- ------------------------
Maximum deferred sales charge (load)                               NONE                      1.00%(2)
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)
------------------------------------------------------------------ ------------------------- ------------------------
Maximum sales charge (load) on reinvested                          NONE                      NONE
   distributions (as a percentage of offering price)
------------------------------------------------------------------ ------------------------- ------------------------
Redemption fees                                                    NONE                      NONE
------------------------------------------------------------------ ------------------------- ------------------------
Exchange fees                                                      NONE                      NONE
------------------------------------------------------------------ ------------------------- ------------------------
ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
------------------------------------------------------------------ ------------------------- ------------------------
Management fee(3)                                                  1.00%                     1.00%
------------------------------------------------------------------ ------------------------- ------------------------
Distribution and service (12b-1) fee                               0.25%                     1.00%
------------------------------------------------------------------ ------------------------- ------------------------
Other expenses(4)                                                  ____%                     ____%
------------------------------------------------------------------ ------------------------- ------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                              ____%                     ____%
------------------------------------------------------------------ ------------------------- ------------------------

1 The maximum sales charge imposed is reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within 12 months of purchase. See "Other Shareholder Information."

2    1% during first year.

3 Management fees may either increase or decrease from the base rate of 1.00% depending on the effect of the performance fee. See "The Management Firm."

4 "Other expenses" are based on estimated amounts for the current fiscal year.

* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS, REIMBURSEMENTS OR CREDITS       CLASS A          CLASS C
Management fee                                          ____%            ____%
Distribution and service (12b-1) fee                    ____%            ____%
Other expenses                                          ____%            ____%
NET ANNUAL FUND OPERATING EXPENSES*                     ____%            ____%

* Does not reflect any performance fee that may be due. Performance fees will be charged even if the net annual fund operating expenses exceed the amounts shown.

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits and without the effect of performance fees), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


-------------------------------------------------- -------------- --------------
                                                        ONE           THREE
                                                        YEAR          YEARS
-------------------------------------------------- -------------- --------------
CLASS A (with or without redemption)               $              $
-------------------------------------------------- -------------- --------------
CLASS C (redemption at end of period)              $              $
-------------------------------------------------- -------------- --------------
CLASS C (no redemption)                            $              $
-------------------------------------------------- -------------- --------------

                               THE FUND IN DETAIL


|X|  The Management Firm

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

|X|  Investment adviser for the fund

|X| Responsible for managing the fund's assets according to its goal and strategies

|X| Is part of the asset management business of Credit Suisse, one of the world's leading banks

|X| Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

|X| The fee paid to the investment adviser consists of a base management fee and a performance fee. The fund's base fee is 1.00% of the fund's average daily net assets, which is accrued daily and paid monthly. The fund's performance fee is determined during what will generally be a 36-month measurement period and is based upon the fund's Class A shares' performance measured against a benchmark. The end result is that if Credit Suisse manages the fund in such a manner that it exceeds the benchmark by 1% or more, it is paid more for its efforts. However, if Credit Suisse underperforms the benchmark by 1% or more, it is paid less for its efforts. The performance fee works this way:

     For each month subsequent to the end of the first 12 months of the fund's operations, the performance fee payable to Credit Suisse will be calculated as (i) a positive 1/12 of 0.10% for every full 1.00% difference between the fund's Class A shares' average annual total return and the average annual total return of 1-month LIBOR (the "Index"), when the fund's Class A shares' average annual total return exceeds the average annual total return of the Index or (ii) a negative 1/12 of 0.10% for every full 1.00% difference between the average annual total return of the fund's Class A shares and the average annual total return of the Index, when the Index's average annual total return exceeds the average annual total return of the fund's Class A shares. No performance fee adjustment shall be made for differences in average annual total returns of less than +/- 1.00%. The first 12 months of operations of the fund shall commence as of the first day of the month following the month in which the fund commenced operations. The initial measurement period for the performance fee shall be 12 months. After the initial 12 months have passed, the measurement period for the performance fee will be equal to the number of months that have elapsed until 36 months have passed, after which the measurement period shall be 36 months.

     The maximum performance fee adjustment in any month is 1/12 of +/- 0.50% of the fund's average net assets, which would be added to or deducted from the base management fee if the fund outperformed or underperformed the Index. Reinvestment of dividends and distributions are included in calculating both the performance of the fund and the Index. The table below sets forth the structure of the performance fee adjustment in more detail.

     ---------------------------------- ----------------------------- ---------------------
                                         ANNUALIZED RETURN (NET OF      PERFORMANCE FEE
                                           EXPENSES) RELATIVE TO           ADJUSTMENT
                                                BENCHMARK
     ---------------------------------- ----------------------------- ---------------------
     |X|      Base Fee  plus/minus      > 500 bps                            +0.50%
     ---------------------------------- ----------------------------- ---------------------
     |X|                                > 400 bps                            +0.40%
     ---------------------------------- ----------------------------- ---------------------
     |X|                                > 300 bps                            +0.30%
     ---------------------------------- ----------------------------- ---------------------
                                        > 200 bps                            +0.20%
     ---------------------------------- ----------------------------- ---------------------
                                        100 to 200 bps                       +0.10%
     ---------------------------------- ----------------------------- ---------------------
                                        0 to 100 bps                          None
     ---------------------------------- ----------------------------- ---------------------
                                        1 to -100 bps                         None
     ---------------------------------- ----------------------------- ---------------------
                                        -100 to -200 bps                     -0.10%
     ---------------------------------- ----------------------------- ---------------------
                                        >-200 bps                            -0.20%
     ---------------------------------- ----------------------------- ---------------------
                                        >-300 bps                            -0.30%
     ---------------------------------- ----------------------------- ---------------------
                                        >-400 bps                            -0.40%
     ---------------------------------- ----------------------------- ---------------------
                                        >-500 bps                            -0.50%
     ---------------------------------- ----------------------------- ---------------------

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

|X|  MULTI-CLASS STRUCTURE

     This Prospectus offers Class A and C shares of the fund, which are sold through financial intermediaries and other financial services firms and are sold with a front-end sales load (Class A) or a contingent deferred sales charge imposed on redemptions within specified time periods (Class C). The fund offers Common Class shares through a separate Prospectus. Common Class shares are sold with no front-end or deferred sales charges. Eligible investors may purchase Common Class shares through certain intermediaries or directly from the fund.

|X|  FUND INFORMATION KEY

A concise description of the fund begins in two pages. The description provides the following information:

GOAL AND STRATEGIES

         The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

         The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

         A table showing the fund's audited financial performance for up to five years.

|X| TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

|X| PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income-tax liability.

         The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

|X|  Goal and Strategies

The goal of the fund is total return. Using rigorous quantitative methods, the fund aims to combine the purchase of undervalued securities with the short sale of overvalued securities. The fund seeks a total return greater than the return of 1-month LIBOR over a three- to five-year market cycle. There is no guarantee that this target return, or any positive return, will be achieved.

LIBOR is an abbreviation for the London Interbank Offered Rate and is the interest rate that major international banks in London charge each other for borrowing. One-month LIBOR is the interest rate for a one-month loan between such banks (__% as of the date of this Prospectus).

To pursue its goal, the fund takes long positions in stocks that the portfolio managers have identified as attractive and short positions in stocks that the managers have identified as unattractive. In doing so, the fund attempts to minimize directional market risks associated with investing in the U.S. equity market by limiting the effects of general stock-market movements on its performance. Nevertheless, the value of your investment may fluctuate to some extent in response to stock market movements.

In choosing long and short positions for the fund, the portfolio managers use quantitative portfolio management techniques rather than a traditional fundamental equity approach. The portfolio managers will select securities for the fund using proprietary quantitative models which are designed to:

     |X| forecast the expected relative return of stocks by analyzing a number of fundamental factors. These factors include a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum.

     |X| identify stocks that are likely to suffer declines in price if market conditions deteriorate and limit the long portfolio's overall exposure to such low quality stocks.

     |X| help determine the portfolio's relative net exposure to different industry sectors by analyzing sector performance under different market conditions.

The portfolio managers will apply these models primarily to companies with a market capitalization of $1 billion or more.

The managers seek to construct a portfolio that has:

     | |  minimal net exposure to the general U.S. equity market

     | |  low to neutral net exposure to any particular industry

Net exposure means long exposure to a market or industry reduced by the short exposure to that market or industry. In implementing purchases and redemption requests, the portfolio managers periodically will rebalance the fund's holdings to be more in line with strategic targets.

The Board of Trustees may change the fund's investment objective without shareholder approval on 60 days' notice to shareholders.

|X|  Portfolio Investments

Under normal market conditions, the fund takes long and short positions in equity securities of large capitalization companies that are principally traded in U.S. markets. These securities may include:

     | |  common stocks of U.S. issuers

     | |  American depositary receipts of foreign issuers

To a limited extent, the fund may also engage in other investment practices.

Due to its investment strategy, the fund will buy and sell securities frequently. This will result in higher transaction costs and may result in additional capital gains tax liabilities.

|X|  Risk Factors

The fund's principal risk factors are:

     | |  market risk

     | |  short sale risk

     | |  speculative exposure risk

Although all mutual funds are subject to the risk that the fund's portfolio managers will not make good investments, the fund's strategy of taking both long and short positions increases this risk because long positions could decline in value at the same time short positions increase in value. As with other mutual funds, taking long positions in stocks that decline in value would hurt the fund's performance. Additionally, however, if the fund were to take short positions in stocks that increase in value, then it would be likely to underperform similar stock mutual funds that do not take short positions. Short sales also involve expenses that will decrease the fund's return.

The performance fee payable to the investment adviser may create an incentive for the investment adviser to effect transactions that are riskier or more speculative than would be the case in the absence of such a fee. "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

|X|  Portfolio Management

The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the fund. The current group members are Joseph Cherian, William Weng and Todd Jablonski. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                 MORE ABOUT RISK

|X|  Introduction

A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The preceding discussion contains more detailed information. This section discusses other risks that may affect the fund.

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

|X|  Types of Investment Risk

The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

SHORT SALE RISK The fund takes short positions by selling borrowed securities that it does not currently own, with the intention of repurchasing them later for a profit on the expectation that the market price will drop. Because they expose the fund to risks associated with securities it does not own, short positions involve speculative exposure risk. As a result, if the fund takes short positions in stocks that increase in value, then it will be likely to underperform similar stock mutual funds that do not take short positions. In addition, short positions typically involve increased liquidity risk and transaction costs.

SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and form speculative short sales are unlimited.

OTHER RISK FACTORS

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

     |X| HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     |X| SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable

LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or the fund's performance.

SECTOR/INDUSTRY CONCENTRATION RISK While the fund will not concentrate its investments in any one industry or group of related industries, the fund may, when its long and short positions are combined, have more than 25% of its gross assets exposed to companies in a single industry or group of related industries. As a result, the fund may be subject to greater volatility with respect to its investments than a fund that is more diversified and may be affected by the factors affecting the relevant industry or group of industries.

VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|  Permitted without limitation; does not indicate actual use

20% BOLD TYPE (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

| |  Permitted, but not expected to be used to a significant extent

--   Not permitted

                                                                                                 -------------------
                                                                                                 Long-Short Market
                                                                                                    Neutral Fund
------------------------------------------------------------------------------------------------ -------------------
INVESTMENT PRACTICE                                                                                    Limit
------------------------------------------------------------------------------------------------ -------------------
BORROWING The borrowing of money from banks to meet redemptions or for other temporary or                30%
emergency purposes. Speculative exposure risk.
------------------------------------------------------------------------------------------------ -------------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single                          |X|
country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund. Currency, market, political risks.
------------------------------------------------------------------------------------------------ -------------------
CURRENCY HEDGING Instruments, such as options, futures, forwards or swaps, intended to manage            --
fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates. Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.(1,2)
------------------------------------------------------------------------------------------------ -------------------
EMERGING MARKETS Countries generally considered to be relatively less developed                          | |
or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.
------------------------------------------------------------------------------------------------ -------------------


                                       15

                                                                                                 -------------------
                                                                                                 Long-Short Market
                                                                                                    Neutral Fund
------------------------------------------------------------------------------------------------ -------------------
INVESTMENT PRACTICE                                                                                    Limit
------------------------------------------------------------------------------------------------ -------------------
EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities                                  |X|
representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
FOREIGN SECURITIES Securities of foreign issuers. May include depository                                 | |
receipts. Currency, information, liquidity, market, operational, political, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to hedge against           | |
or speculate on future changes in currency values, interest rates or stock indexes.  Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(2) Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(1)
------------------------------------------------------------------------------------------------ -------------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a                                   | |
particular security, currency or index of securities at a fixed price within a certain time period. Correlation, credit, hedged exposure, liquidity, market speculative exposure, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests in                    --
enterprises they own or control.  Access, currency, information, liquidity, operational, political, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest                             |X|
primarily in income-producing real estate or real-estate-related loans or interests. Credit, liquidity, interest-rate, market risks.
------------------------------------------------------------------------------------------------ -------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on trading, or             15%
those not actively traded.  May include private placements.  Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
SECTOR CONCENTRATION Investing more than 25% of the fund's net assets in a group of related              --
industries (market sector).  Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market.  Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.
------------------------------------------------------------------------------------------------ -------------------
SECURITIES LENDING Lending fund securities to financial institutions; the fund receives cash,         33 1/3%
U.S. government securities or bank letters of credit as collateral.  Credit, liquidity, market risks.
------------------------------------------------------------------------------------------------ -------------------


                                       16

                                                                                                 -------------------
                                                                                                 Long-Short Market
                                                                                                    Neutral Fund
------------------------------------------------------------------------------------------------ -------------------
INVESTMENT PRACTICE                                                                                    Limit
------------------------------------------------------------------------------------------------ -------------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing                           |X|
them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform smaller mutual funds that do not take short positions.
Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------------ -------------------
SHORT SALES "AGAINST THE BOX" A short sale when the fund owns enough shares of                           | |
the security involved to cover the borrowed securities, if necessary.
Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------------ -------------------
SHORT-TERM TRADING Selling a security shortly after purchase. The fund engaging                          |X|
in short-term trading will have higher turnover and transaction expenses.
Increased short-term capital gains distributions could raise shareholders'
income tax liability.
------------------------------------------------------------------------------------------------ -------------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual developments                                  | |
affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.
------------------------------------------------------------------------------------------------ -------------------
START-UP AND OTHER SMALL COMPANIES Companies with small relative market                                  | |
capitalizations. Information, liquidity, market, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow the fund            20%
to gain access to the performance of a benchmark asset (such as an index or selected stocks)
where the fund's direct investment is restricted.  Credit, currency, information, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
SWAPS  A contract between the fund and another party in which the parties agree to exchange              20%
streams of payments based on certain benchmarks. For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
TECHNOLOGY COMPANIES Companies which may benefit significantly from advances or                          |X|
improvements in technology. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------------ -------------------


                                       17

                                                                                                 -------------------
                                                                                                 Long-Short Market
                                                                                                    Neutral Fund
------------------------------------------------------------------------------------------------ -------------------
INVESTMENT PRACTICE                                                                                    Limit
------------------------------------------------------------------------------------------------ -------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in                                  | |
investments such as ? money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.
------------------------------------------------------------------------------------------------ -------------------
WARRANTS Options issued by a company granting the holder the right to buy                                | |
certain securities, ? generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------------ -------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of                                   | |
securities for delivery ? at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------------ -------------------

1. The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2. The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS

The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the fund. The current group members are Joseph Cherian, William Weng and Todd Jablonski. Mr. Cherian and Mr. Weng are the lead managers of the Credit Suisse Quantitative Strategies Group.

JOSEPH CHERIAN, Managing Director, has been a member of the team since 2006. He is Global Head of the Quantitative Strategies Group. Prior to joining Credit Suisse, Mr. Cherian was at Banc of America Capital Management from 2000 to 2004, where he was a Managing Director responsible for managing numerous asset allocation funds and quantitative equity products, as well as quantitative research used by Bank of America's active equities and private bank divisions. Previously, he was an associate professor of finance at Boston University. Mr. Cherian holds a BS in Electrical Engineering from the Massachusetts Institute of Technology, and MS and PhD degrees in Finance from Cornell University. He is a review board member of the Research Foundation of the CFA Institute (AIMR).

WILLIAM WENG, Director, has been a member of the team since 2006. He is a Senior Quantitative Analyst in the Quantitative Strategies Group. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2001 to 2004, as a Vice President and Senior Quantitative Analyst, where he had primary responsibility for conducting and implementing research on quantitative active equity, investment strategies, and asset allocation. Prior to that, Mr. Weng was a research assistant at the National Bureau of Economic Research and a teaching fellow at Boston University's Department of Economics from 1995 to 2001. Mr. Weng holds a PhD in economics from Boston University, a MS in systems engineering and a BA in management information systems from Tsinghua University in Beijing, China.

TODD JABLONSKI, Vice President, has been a member of the team since 2006. He is a portfolio manager in the Quantitative Strategies Group where he focuses on U.S. equity investment products. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2000 to 2004, where he was an Assistant Vice President and quantitative analyst supporting investment strategy and asset allocation. Previously, Mr. Jablonski worked as an equity analyst in securities research at A.G. Edwards. He holds a BA in Economics from the University of Virginia and is currently pursuing an MBA in computational finance at the Stern School of Business at New York University. He is a CFA charterholder and is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.


           Job titles indicate positions with the investment adviser.

                              MORE ABOUT YOUR FUND

|X|  SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments (including securities held "long" or "short) are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Swaps and other similar derivative or contractual type instruments are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, including options, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

|X|  DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividend income annually. The fund typically distributes capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions may be reinvested in additional shares without any initial or deferred sales charge.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each, a "financial representative") or by calling 1-800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of a fund.

|X|  TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

|X|  STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 1-800-927-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

                           CHOOSING A CLASS OF SHARES

This Prospectus offers you a choice of two classes of shares for the fund:
Classes A and C. Choosing which of these classes of shares is best for you depends on a number of factors, including the amount and intended length of your investment.

|X| Class A shares may be a better choice than Class C if you are investing for the long term, especially if you are eligible for a reduced sales charge

|X| Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

|X| Class C shares may be best for an investor with a shorter time horizon because they have a lower sales charge than Class A shares, but because they have higher annual expenses, Class C shares are generally not appropriate if you are investing for the long term

We describe Class A and C shares in detail in "Other Shareholder Information." The table below gives you a brief comparison of the main features of each class, which we recommend you discuss with your financial representative.

--------------------------------------------------------------------------------
                                  MAIN FEATURES
--------------------------------------------------------------------------------
Class A           |X|  Initial sales charge of up to _____%
                  |X|  Lower sales charge for large purchases
                  |X| No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)
                  |X|  Lower annual expenses than Class C because of lower
                       12b-1 fee
----------------- --------------------------------------------------------------
Class C           |X|  No initial sales charge
                  |X| Deferred sales charge of 1.00% if you sell shares during the first year of purchase
                  |X| Higher annual expenses than Class A shares because of higher 12b-1 fee
                  |X| No conversion to Class A shares, so annual expenses remain higher
----------------- --------------------------------------------------------------

You may also go to the NASD website, www.nasdr.com, and click on "Understanding Mutual Fund Classes" under "Investor Education: Investor Alerts" for more helpful information on how to select the appropriate class in which to invest.

                            BUYING AND SELLING SHARES

|X|  OPENING AN ACCOUNT

You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

|X|  BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper Form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

The minimum initial investment in all classes of the fund is $2,500, and the minimum for additional investments is $100. For IRA accounts, the minimum initial investment amount is $500, and the minimum for additional investments is $100, except the minimum additional investment for electronic transfers (ACH) is $50. Your financial representative may have different minimum investment amount requirements. There are no minimum investment amount requirements for retirement plan programs, but the minimum investment amounts do apply to IRA accounts. The fund reserves the right to modify or waive the minimum investment account requirements.

The maximum investment amount in Class C shares is $1,000,000.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class C shares or purchased Class A shares without paying an initial sales charge any applicable CDSC will be applied to the NAV and deducted from your redemption. The value of your shares may be more or less than your initial investment depending on the NAV of your fund on the day you redeem.

Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days' notice. The fund reserves the right to change the minimum account balance requirement after 15 days' notice to current shareholders of any increases. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

|X|  EXCHANGING SHARES

You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund or into a Credit Suisse money market fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new fund.

The fund reserves the right to:

|X|  reject any purchase order made by means of an exchange from another fund

|X| change or discontinue its exchange privilege after 60 days' notice to current investors

|X|  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

For more information regarding buying, selling or exchanging shares, contact your financial representative or call 1-800-927-2874.

                              SHAREHOLDER SERVICES

|X|  AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

                                 OTHER POLICIES

|X|      TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

Uncashed redemption or distribution checks do not earn interest.

|X|  FREQUENT PURCHASES AND SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records. The fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

|X|  SPECIAL SITUATIONS

The fund reserves the right to:

|X|  charge a wire-redemption fee

|X| make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

|X| suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

|X| stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                          OTHER SHAREHOLDER INFORMATION

|X|  CLASSES OF SHARES AND SALES CHARGES

Class A and C shares are identical except in two important ways: (1) each class bears different distribution and service fees and sales charges and (2) each class has different exchange privileges. Class A and Class C shareholders have exclusive voting rights relating to their respective class's 12b-1 Plan.

|X|  CLASS A SHARES

Offering Price:

The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

                         INITIAL SALES CHARGE - CLASS A

-------------------------- -------------------------------- ---------------------------- ----------------------------
AMOUNT PURCHASED              AS A % OF AMOUNT INVESTED      AS A % OF OFFERING PRICE      COMMISSION TO FINANCIAL
                                                                                          REPRESENTATIVE AS A % OF
                                                                                               OFFERING PRICE
-------------------------- -------------------------------- ---------------------------- ----------------------------
Less than $50,000                       ____%                          ____%                        ____%
-------------------------- -------------------------------- ---------------------------- ----------------------------
$50,000 to less than                    ____%                          ____%                        ____%
$100,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$100,000 to less than                   ____%                          ____%                        ____%
$250,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$250,000 to less than                   ____%                          ____%                        ____%
$500,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$500,000 to less than                   ____%                          ____%                        ____%
$1,000,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$1,000,000 or more                       0*                              0                          ____%**
-------------------------- -------------------------------- ---------------------------- ----------------------------

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under "Class A Limited CDSC").

** The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million, and up to .25% on purchase amounts over $50 million.

The reduced sales charges shown above apply to the total amount of purchases of Class A shares of the fund made at one time by any "purchaser." The term "purchaser" includes:

1. Individuals and Members of Their Immediate Families: an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

2. Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3. Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4. UGMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

All accounts held by any "purchaser" will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. IN ORDER TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE, YOU MUST NOTIFY YOUR FINANCIAL REPRESENTATIVE OF ANY OTHER INVESTMENTS THAT YOU OR YOUR RELATED ACCOUNTS HAVE IN THE CREDIT SUISSE FUNDS, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to ____% of the average daily net assets represented by the Class A shares they are servicing.

The Initial Sales Charge is Waived for the Following Shareholders or
Transactions:

(1)  investment advisory clients of Credit Suisse;

(2) officers, current and former trustees of the fund, current and former directors or trustees of other investment companies managed by Credit Suisse or its affiliates, officers, directors and full-time employees of the Credit Suisse affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the fund);

(3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4) shares purchased by (a) registered investment advisers ("RIAs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5) shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6) Class A shares acquired when dividends and distributions are reinvested in the fund; and

(7) Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

Reduced initial sales charges are available if you qualify under one of the following privileges:

LETTER OF INTENT. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of the fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a Letter of Intent, and you may include purchases of fund shares made up to 90 days before the receipt of the Letter. Letters of Intent may be obtained by contacting your financial representative and should be submitted to the fund's distributor or transfer agent. The 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Completing a Letter of Intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

RIGHT OF ACCUMULATION. You may be eligible for reduced sales charges based upon the current NAV of shares you own in the fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current NAV of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit

Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

CONCURRENT PURCHASES. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

REINSTATEMENT PRIVILEGE. The Reinstatement Privilege permits shareholders to reinvest the proceeds of a redemption of the fund's Class A shares within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited Contingent Deferred Sales Charge ("Limited CDSC") paid to the distributor may be credited with the amount of the Limited CDSC in shares of the Credit Suisse Fund at the current NAV if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

CLASS A LIMITED CDSC. A Limited CDSC will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at NAV on a purchase of [$1,000,000] or more and the distributor paid a commission to the financial representative.

The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's Prospectus. You will not have to pay a Limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

The Limited CDSC will be paid to the distributor and will be equal to the lesser of 1% of:

|X|  the NAV at the time of purchase of the Class A shares being redeemed; or

|X|  the NAV of such Class A shares at the time of redemption.

For purposes of this formula, the "net asset value at the time of purchase" will be the NAV at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the NAV of the shares into which the Class A shares have been exchanged.

|X|  CLASS C SHARES

You may choose to purchase Class C shares at the fund's NAV, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is completed in the manner set forth in the exchanged-for fund's Prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

|X|  COMMON CLASS SHARES

The fund also offers Common Class shares through a separate Prospectus. Eligible investors may be eligible to purchase Common Class shares through certain intermediaries or directly without the imposition of a sales charge.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

                                OTHER INFORMATION

|X|  ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc., an affiliate of Credit Suisse Asset Management, LLC, is responsible for making the fund available to you.

The fund has adopted 12b-1 Plans for Class A and Class C shares pursuant to the rules under the Investment Company Act of 1940. These plans allow the fund to pay distribution and service fees for the sale and servicing of Class A and Class C of the fund's shares. Under the plans, the distributor is paid 0.25% and 1.00% of the average daily net assets of the fund's Class A and C shares, respectively. Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

Distribution and service fees on Class A and Class C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

The expenses incurred by the distributor under the 12b-1 Plans for Class A and Class C shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of the payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

|X|  ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during their past fiscal year.

|X|  OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
         800-927-2874

BY FACSIMILE:
         888-606-8252

BY MAIL:
         Credit Suisse Funds
         P.O. Box 55030
         Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
         Boston Financial Data Services, Inc.
         Attn:  Credit Suisse Funds
         66 Brooks Drive
         Braintree, MA 02171

ON THE INTERNET:
         www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC File Number: 811-04604
Credit Suisse Capital Funds
Credit Suisse Long-Short Market Neutral Fund

P.O. Box 55030, Boston, MA 02205-5030 800-927-2874 www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSDVI-1-0206

                  CREDIT SUISSE FUNDS

                  PROSPECTUS


                  COMMON CLASS

                  ________ ___, 2006



                           o   CREDIT SUISSE
                               LONG-SHORT MARKET NEUTRAL FUND



               The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

               Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

               As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

               Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS.....................................................................1
     Goal and Principal Strategies.............................................1
     A Word About Risk.........................................................1
     Investor Profile..........................................................2

PERFORMANCE SUMMARY............................................................3

INVESTOR EXPENSES..............................................................4
     Fees and Fund Expenses....................................................4
     Example...................................................................6

THE FUND IN DETAIL.............................................................7

GOAL AND STRATEGIES...........................................................10

MORE ABOUT RISK...............................................................14
     Introduction.............................................................14
     Types of Investment Risk.................................................14
     CERTAIN INVESTMENT PRACTICES.............................................16

MEET THE MANAGERS.............................................................20

MORE ABOUT YOUR FUND..........................................................21
     Share Valuation..........................................................21
     Account Statements.......................................................21
     Distributions............................................................22
     Taxes....................................................................22

BUYING SHARES.................................................................27

SELLING SHARES................................................................29

SHAREHOLDER SERVICES..........................................................29

OTHER POLICIES................................................................29

OTHER INFORMATION.............................................................29
     About the Distributor....................................................29

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          Goal and Principal Strategies

---------------------------------- ---------------------------------------------------- -----------------------------
                                   PRINCIPAL                                            PRINCIPAL
GOAL                               STRATEGIES                                           RISK FACTORS
---------------------------------- ---------------------------------------------------- -----------------------------
Total return                       | |  Seeks a total return greater than the           | |  Market risk
                                        return of 1-month LIBOR                         | |  Short sale risk
                                   | |  Takes long positions in stocks that the         | |  Speculative
                                        adviser has identified as attractive                 exposure risk
                                   | |  Takes short positions in stocks that the
                                        adviser has identified as unattractive
                                   | |  Seeks minimal net exposure to the general
                                        U.S. equity market and low to neutral
                                        net exposure to any particular industry
                                   | |  Focuses on companies with a market
                                        capitalization of $1 billion or more
---------------------------------- ---------------------------------------------------- -----------------------------

|X|  A Word About Risk

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

SHORT SALE RISK

The fund takes short positions by selling borrowed securities that it does not currently own, with the intention of repurchasing them later for a profit on the expectation that the market price will drop.

Because they expose the fund to risks associated with securities it does not own, short positions involve speculative exposure risk. As a result, if the fund takes short positions in stocks that increase in value, then it will be likely to underperform similar stock mutual funds that do not take short positions. In addition, short positions typically involve increased liquidity risk and transaction costs.

SPECULATIVE EXPOSURE RISK

To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

| |  Investor Profile

The fund is designed for investors who:

|X|  have longer time horizons

|X| are willing to assume the risk of losing money in exchange for attractive potential long-term returns

|X|  are looking for total return

|X| want to diversify their equity portfolios by investing in a strategy designed to have a low correlation to traditional, long-only equity funds

They may NOT be appropriate if you:

|X|  are investing for a shorter time horizon

|X| are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

|X|  are looking primarily for income

You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

                             Fees and Fund Expenses

The tables below and on the following pages describe the fees and expenses you may pay as a shareholder of the fund. Annual fund operating expenses for the fund are estimated for the fiscal year ending October 31, 2006.

------------------------------------------------------------------ -------------
SHAREHOLDER FEES
   (paid directly from your investment)
------------------------------------------------------------------ -------------
Maximum sales charge (load) imposed                                NONE
   on purchases (as a percentage of offering price)(1)
------------------------------------------------------------------ -------------
Maximum deferred sales charge (load)                               NONE
   (as a percentage of original purchase price or
   redemption proceeds, as applicable)
------------------------------------------------------------------ -------------
Maximum sales charge (load) on reinvested                          NONE
   distributions (as a percentage of offering price)
------------------------------------------------------------------ -------------
Redemption fees                                                    NONE
------------------------------------------------------------------ -------------
Exchange fees                                                      NONE
------------------------------------------------------------------ -------------
ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
------------------------------------------------------------------ -------------
Management fee(1)                                                  1.00%
------------------------------------------------------------------ -------------
Distribution and service (12b-1) fee                               NONE
------------------------------------------------------------------ -------------
Other expenses(2)                                                  ____%
------------------------------------------------------------------ -------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                              ____%
------------------------------------------------------------------ -------------

1 Management fees may either increase or decrease from the base rate of 1.00% depending on the effect of the performance fee. See "The Management Firm."

2 "Other expenses" are based on estimated amounts for the current fiscal year.

* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

----------------------------------------------------------------- --------------
EXPENSES AFTER WAIVERS, REIMBURSEMENTS OR CREDITS
----------------------------------------------------------------- --------------
Management fee                                                    ____%
----------------------------------------------------------------- --------------
Distribution and service (12b-1) fee                              NONE
----------------------------------------------------------------- --------------
Other expenses                                                    ____%
----------------------------------------------------------------- --------------
NET ANNUAL FUND OPERATING EXPENSES*                               ____%
----------------------------------------------------------------- --------------

* Does not reflect any performance fee that may be due. Performance fees will be charged even if the net annual fund operating expenses exceed the amounts shown.

                                     Example

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits and without the effect of performance fees), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

---------------------- ----------------- --------------------- -----------------
           ONE               THREE             FIVE YEARS          TEN YEARS
           YEAR              YEARS
---------------------- ----------------- --------------------- -----------------
$                      $
---------------------- ----------------- --------------------- -----------------

                               THE FUND IN DETAIL


|X|  The Management Firm

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

|X|  Investment adviser for the fund

|X| Responsible for managing the fund's assets according to its goal and strategies

|X| Is part of the asset management business of Credit Suisse, one of the world's leading banks

|X| Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

     For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

|X| The fee paid to Credit Suisse consists of a base management fee and a performance fee. The fund's base fee is 1.00% of the fund's average daily net assets, which is accrued daily and paid monthly. The fund's performance fee is determined during what will generally be a 36 month measurement period and is based upon the fund's Class A shares' performance measured against a benchmark. The end result is that if Credit Suisse manages the fund in such a manner that it exceeds the benchmark by 1.00% or more, it is paid more for its efforts. However, if Credit Suisse underperforms by 1.00% or more, then it is paid less for its efforts. The performance fee works this way:

     For each month subsequent to the end of the first 12 months of the fund's operations, the performance fee payable to Credit Suisse will be calculated as (i) a positive 1/12 of 0.10% for every full 1.00% difference between the fund's Class A shares average annual total return and the average annual total return of 1-month LIBOR (the "Index"), when the fund's Class A shares' average annual total return exceeds the average annual total return of the Index or (ii) a negative 1/12 of 0.10% for every full 1.00% difference between the average annual total return of the fund's Class A shares and the average annual total return of the Index, when the Index's average annual total return exceeds the average annual total return of the fund's Class A shares. No performance fee adjustment shall be made for differences in average annual total returns of less than +/- 1.00%. The first 12 months of operations of the fund shall commence as of the first day of the month following the month in which the fund commenced operations. The initial measurement period for the performance fee shall be 12 months. After the initial 12 months have passed, the measurement period for the performance fee will be equal to the number of months that have elapsed until 36 months have passed, after which the measurement period shall be 36 months.

     The maximum performance fee adjustment in any month is 1/12 of +/- 0.50% of the fund's average net assets, which would be added to or deducted from the base management fee if the fund outperformed or underperformed the Index. Reinvestment of dividends and distributions are included in calculating both the performance of the fund and the Index. The table below sets forth the structure of the performance fee adjustment in more detail.

     Proposed Structure of Performance Fee:

     ----------------------- ----------------------------- ---------------------
                              ANNUALIZED RETURN (NET OF      PERFORMANCE FEE
                                EXPENSES) RELATIVE TO           ADJUSTMENT
                                      BENCHMARK
     ----------------------- ----------------------------- ---------------------
     Base Fee  plus/minus    > 500 bps                            +0.50%
     ----------------------- ----------------------------- ---------------------
                             > 400 bps                            +0.40%
     ----------------------- ----------------------------- ---------------------
                             > 300 bps                            +0.30%
     ----------------------- ----------------------------- ---------------------
                             > 200 bps                            +0.20%
     ----------------------- ----------------------------- ---------------------
                             > 100 to 200 bps                     +0.10%
     ----------------------- ----------------------------- ---------------------
                             0 to 100 bps                          None
     ----------------------- ----------------------------- ---------------------
                             1 to -100 bps                         None
     ----------------------- ----------------------------- ---------------------
                             -100 to -200 bps                     -0.10%
     ----------------------- ----------------------------- ---------------------
                             > -200 bps                           -0.20%
     ----------------------- ----------------------------- ---------------------
                             > -300 bps                           -0.30%
     ----------------------- ----------------------------- ---------------------
                             > -400 bps                           -0.40%
     ----------------------- ----------------------------- ---------------------
                             > -500 bps                           -0.50%
     ----------------------- ----------------------------- ---------------------


|X|  MULTI-CLASS STRUCTURE

     This Prospectus offers Common Class shares of the fund. Common Class shares are sold with no front-end or deferred sales charges. Each class has its own fees and expenses, offering you a choice of cost structures.

|X|  FUND INFORMATION KEY

A concise description of the fund begins in two pages. The description provides the following information:

GOAL AND STRATEGIES

         The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

         The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

         A table showing the fund's audited financial performance for up to five years.

|X| TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

|X| PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income-tax liability.

         The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

                               GOAL AND STRATEGIES

The goal of the fund is total return. Using rigorous quantitative methods, the fund aims to combine the purchase of undervalued securities with the short sale of overvalued securities. The fund seeks a total return greater than the return of 1-month LIBOR over a three- to five-year market cycle. There is no guarantee that this target return, or any positive return, will be achieved.

LIBOR is an abbreviation for the London Interbank Offered Rate and is the interest rate that major international banks in London charge each other for borrowing. One-month LIBOR is the interest rate for a one-month loan between such banks (__% as of the date of this Prospectus).

To pursue its goal, the fund takes long positions in stocks that the portfolio managers have identified as attractive and short positions in stocks that the managers have identified as unattractive. In doing so, the fund attempts to minimize directional market risks associated with investing in the U.S. equity market by limiting the effects of general stock-market movements on its performance. Nevertheless, the value of your investment may fluctuate to some extent in response to stock market movements.

In choosing long and short positions for the fund, the portfolio managers use quantitative portfolio management techniques rather than a traditional fundamental equity approach. The portfolio managers will select securities for the fund using proprietary quantitative models which are designed to:

     |X| forecast the expected relative return of stocks by analyzing a number of fundamental factors. These factors include a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum.

     |X| identify stocks that are likely to suffer declines in price if market conditions deteriorate and limit the long portfolio's overall exposure to such low quality stocks.

     |X| help determine the portfolio's relative net exposure to different industry sectors by analyzing sector performance under different market conditions.

The portfolio managers will apply these models primarily to companies with a market capitalization of $1 billion or more.

The managers seek to construct a portfolio that has:

     | |  minimal net exposure to the general U.S. equity market

     | |  low to neutral net exposure to any particular industry

Net exposure means long exposure to a market or industry reduced by the short exposure to that market or industry. In implementing purchases and redemption requests, the portfolio managers periodically will rebalance the fund's holdings to be more in line with strategic targets.

The Board of Trustees may change the fund's investment objective without shareholder approval on 60 days' notice to shareholders.

|X|  Portfolio Investments

Under normal market conditions, the fund takes long and short positions in equity securities of large capitalization companies that are principally traded in U.S. markets. These securities may include:

     | |  common stocks of U.S. issuers

     | |  American depositary receipts of foreign issuers

To a limited extent, the fund may also engage in other investment practices.

Due to its investment strategy, the fund will buy and sell securities frequently. This will result in higher transaction costs and may result in additional capital gains tax liabilities.

|X|  Risk Factors

The Fund's principal risk factors are:

     | |  market risk

     | |  short sale risk

     | |  speculative exposure risk

Although all mutual funds are subject to the risk that the fund's portfolio managers will not make good investments, the fund's strategy of taking both long and short positions increases this risk because long positions could decline in value at the same time short positions increase in value. As with other mutual funds, taking long positions in stocks that decline in value would hurt the fund's performance. Additionally, however, if the fund were to take short positions in stocks that increase in value, then it would be likely to underperform similar stock mutual funds that do not take short positions. Short sales also involve expenses that will decrease the fund's return.

The performance fee payable to the investment adviser may create an incentive for the investment adviser to effect transactions that are riskier or more speculative than would be the case in the absence of such a fee. "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

|X|  Portfolio Management

The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the fund. The current group members are Joseph Cherian, William Weng and Todd Jablonski. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                 MORE ABOUT RISK

|X|  Introduction

A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The preceding discussion contains more detailed information. This section discusses other risks that may affect the fund.

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

|X|  Types of Investment Risk

The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

SHORT SALE RISK The fund takes short positions by selling borrowed securities that it does not currently own, with the intention of repurchasing them later for a profit on the expectation that the market price will drop. Because they expose the fund to risks associated with securities it does not own, short positions involve speculative exposure risk. As a result, if the fund takes short positions in stocks that increase in value, then it will be likely to underperform similar stock mutual funds that do not take short positions. In addition, short positions typically involve increased liquidity risk and transaction costs.

SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and form speculative short sales are unlimited.

OTHER RISK FACTORS

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

     |X| HEDGED EXPOSURE risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     |X| SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable

LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or the fund's performance.

SECTOR/INDUSTRY CONCENTRATION RISK While the fund will not concentrate its investments in any one industry or a group of related industries, the fund may, when its long and short positions and short positions are combined, have more than 25% of its gross assets exposed to companies in a single industry or group of related industries. As a result, the fund may be subject to greater volatility with respect to its investments then a fund that is more diversified and may be effected by the factors affecting the relevant industry or group of industries.

VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|  Permitted without limitation; does not indicate actual use

20% BOLD TYPE (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

| |  Permitted, but not expected to be used to a significant extent

--   Not permitted

                                                                                                 -------------------
                                                                                                 Long-Short Market
                                                                                                    Neutral Fund
------------------------------------------------------------------------------------------------ -------------------
INVESTMENT PRACTICE                                                                                    Limit
------------------------------------------------------------------------------------------------ -------------------
BORROWING The borrowing of money from banks to meet redemptions or for other temporary or               30%
emergency purposes. Speculative exposure risk.
------------------------------------------------------------------------------------------------ -------------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single                         |X|
country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund. Currency, market, political risks.
------------------------------------------------------------------------------------------------ -------------------
CURRENCY HEDGING  Instruments, such as options, futures, forwards or swaps, intended to manage          --
fund exposure to currency risk.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates. Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.(1,2)
------------------------------------------------------------------------------------------------ -------------------
EMERGING MARKETS Countries generally considered to be relatively less developed                         | |
or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.
------------------------------------------------------------------------------------------------ -------------------



                                       16

                                                                                                 -------------------
                                                                                                 Long-Short Market
                                                                                                    Neutral Fund
------------------------------------------------------------------------------------------------ -------------------
INVESTMENT PRACTICE                                                                                    Limit
------------------------------------------------------------------------------------------------ -------------------
EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities                                 |X|
representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
FOREIGN SECURITIES Securities of foreign issuers. May include depository                                | |
receipts. Currency, information, liquidity, market, operational, political, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
FUTURES AND OPTIONS ON FUTURES  Exchange-traded contracts that enable the fund to hedge                 | |
against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(2) Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(1)
------------------------------------------------------------------------------------------------ -------------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a                                  | |
particular security, currency or index of securities at a fixed price within a certain time period. Correlation, credit, hedged exposure, liquidity, market speculative exposure, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests in                   --
enterprises they own or control. Access, currency, information, liquidity, operational, political, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest                            |X|
primarily in income-producing real estate or real-estate-related loans or interests. Credit, liquidity, interest-rate, market risks.
------------------------------------------------------------------------------------------------ -------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES  Certain securities with restrictions on trading, or           15%
those not actively traded. May include private placements. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
SECTOR CONCENTRATION  Investing more than 25% of the fund's net assets in a group of related            --
industries (i.e., the Industry Group level of the Global Industry Classification Standard).
Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market.  Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.
------------------------------------------------------------------------------------------------ -------------------
SECURITIES LENDING  Lending fund securities to financial institutions; the fund receives cash,        33 1/3%
U.S. government securities or bank letters of credit as collateral.  Credit, liquidity, market risks.
------------------------------------------------------------------------------------------------ -------------------


                                       17

                                                                                                 -------------------
                                                                                                 Long-Short Market
                                                                                                    Neutral Fund
------------------------------------------------------------------------------------------------ -------------------
INVESTMENT PRACTICE                                                                                    Limit
------------------------------------------------------------------------------------------------ -------------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing                          |X|
them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform smaller mutual funds that do not take short positions.
Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------------ -------------------
SHORT SALES "AGAINST THE BOX" A short sale when the fund owns enough shares of                          | |
the security involved to cover the borrowed securities, if necessary.
Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------------ -------------------
SHORT-TERM TRADING Selling a security shortly after purchase. The fund engaging                         |X|
in short-term trading will have higher turnover and transaction expenses.
Increased short-term capital gains distributions could raise shareholders'
income tax liability.
------------------------------------------------------------------------------------------------ -------------------
SPECIAL-SITUATION COMPANIES  Companies experiencing unusual developments affecting their                | |
market values.  Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.
------------------------------------------------------------------------------------------------ -------------------
START-UP AND OTHER SMALL COMPANIES Companies with small relative market                                 | |
capitalizations. Information, liquidity, market, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
STRUCTURED INSTRUMENTS  Swaps, structured securities and other instruments that allow the fund          20%
to gain access to the performance of a benchmark asset (such as an index or selected stocks)
where the fund's direct investment is restricted. Credit, currency, information, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
SWAPS  A contract between the fund and another party in which the parties agree to exchange             20%
streams of payments based on certain benchmarks.  For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted.  Credit, currency, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
------------------------------------------------------------------------------------------------ -------------------
TECHNOLOGY COMPANIES Companies which may benefit significantly from advances or                         |X|
improvements in technology. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------------ -------------------


                                       18

                                                                                                 -------------------
                                                                                                 Long-Short Market
                                                                                                    Neutral Fund
------------------------------------------------------------------------------------------------ -------------------
INVESTMENT PRACTICE                                                                                    Limit
------------------------------------------------------------------------------------------------ -------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in                                 | |
investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.
------------------------------------------------------------------------------------------------ -------------------
WARRANTS Options issued by a company granting the holder the right to buy                               | |
certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------------ -------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of                                  | |
securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------------ -------------------

1. The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2. The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                                MEET THE MANAGERS

The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the fund. The current group members are Joseph Cherian, William Weng and Todd Jablonski. Mr. Cherian and Mr. Weng are the lead managers of the Credit Suisse Quantitative Strategies Group.

JOSEPH CHERIAN, Managing Director, has been a member of the team since 2006. He is Global Head of the Quantitative Strategies Group. Prior to joining Credit Suisse, Mr. Cherian was at Banc of America Capital Management from 2000 to 2004, where he was a Managing Director responsible for managing numerous asset allocation funds and quantitative equity products, as well as quantitative research used by Bank of America's active equities and private bank divisions. Previously, he was an associate professor of finance at Boston University. Mr. Cherian holds a BS in Electrical Engineering from the Massachusetts Institute of Technology, and MS and PhD degrees in Finance from Cornell University. He is a review board member of the Research Foundation of the CFA Institute (AIMR).

WILLIAM WENG, Director, has been a member of the team since 2006. He is a Senior Quantitative Analyst in the Quantitative Strategies Group. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2001 to 2004, as a Vice President and Senior Quantitative Analyst, where he had primary responsibility for conducting and implementing research on quantitative active equity, investment strategies, and asset allocation. Prior to that, Mr. Weng was a research assistant at the National Bureau of Economic Research and a teaching fellow at Boston University's Department of Economics from 1995 to 2001. Mr. Weng holds a PhD in economics from Boston University, a MS in systems engineering and a BA in management information systems from Tsinghua University in Beijing, China.

TODD JABLONSKI, Vice President, has been a member of the team since 2006. He is a portfolio manager in the Quantitative Strategies Group where he focuses on U.S. equity investment products. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2000 to 2004, where he was an Assistant Vice President and quantitative analyst supporting investment strategy and asset allocation. Previously, Mr. Jablonski worked as an equity analyst in securities research at A.G. Edwards. He holds a B.A. in Economics from the University of Virginia and is currently pursuing an MBA in computational finance at the Stern School of Business at New York University. He is a CFA charterholder and is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts.



The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.


           Job titles indicate positions with the investment adviser.

                              MORE ABOUT YOUR FUND

|X|  SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments (including securities held "long" or "short") are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Swaps and other similar derivative or contractual type instruments are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before a fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

|X|  ACCOUNT STATEMENTS

In general, you will receive account statements as follows:

     |X| after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

     |X|  after any changes of name or address of the registered owner(s)

     |X|  otherwise, every calendar quarter

You will also receive annual and semiannual financial reports.

|X|  DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions will be reinvested in additional Common Class shares, unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

Estimated year-end distribution information, including record and payment dates, generally will be available at www.credit-suisse.com/us or by calling 1-800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

|X|  TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

Buying Shares

|X|  OPENING AN ACCOUNT

Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call our Shareholder Service Center to receive one by mail or fax.

You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV. The fund reserves the right to reject any purchase order.

The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans,
(2) investment advisory clients of Credit Suisse, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

|X|  BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper Form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

|X|  FINANCIAL SERVICES FIRMS

You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

Some of the firms through which the fund is available include:

| | Charles Schwab & Co., Inc. Mutual Fund OneSource(R) service

| | Fidelity Brokerage Services, Inc. FundsNetwork(R) Program

| | TD Waterhouse Mutual Fund Network

-------------------------------------------------------
MINIMUM INITIAL INVESTMENT

Regular account:                          $2,500
IRAs:                                       $500
Transfers/Gifts to Minors:                  $500
-------------------------------------------------------

There is no minimum investment requirement for employees and clients of Credit Suisse and its affiliates or for retirement plan programs. The fund reserves the right to modify or waive minimum initial investment requirements.

|X|  ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Common Class account application.

|X|  INVESTMENT CHECKS

Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks will be returned to you and your purchase order will not be processed.

|X|  EXCHANGING SHARES

The fund reserves the right to:

|X|  reject any purchase order made by means of an exchange from another fund

|X| change or discontinue its exchange privilege after 60 days' notice to current investors

|X|  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed NAV.

                                  BUYING SHARES

---------------------------------------------------------------------------------------------------------------------
Opening An Account                                                     Adding to An Account
---------------------------------------------------------------------------------------------------------------------
By Check
---------------------------------------------------------------------------------------------------------------------
| |  Complete the New Account Application.                  | |  Make your check payable to Credit Suisse Funds.
| |  For IRAs use the Universal IRA Application.            | |  Write the account number and the fund name on
| |  Make your check payable to Credit Suisse Funds.             your check.
| |  Write the fund name on the check.                      | |  Mail to Credit Suisse Funds
| |  Mail to Credit Suisse Funds                            | |  Minimum amount is $100
---------------------------------------------------------------------------------------------------------------------
By Exchange
---------------------------------------------------------------------------------------------------------------------
| |  Call our Shareholder Service Center to request an      | |  Call our Shareholder Service Center to request
     exchange from another Credit Suisse Fund.  Be sure to       an exchange from another Credit Suisse Fund.
     read the current Prospectus for the new fund.  Also    | |  Minimum amount is $250.
     please observe the minimum initial investment.         | |  If you do not have telephone privileges, mail
| |  If you do not have telephone privileges, mail or            or fax a letter of instruction signed by all
     fax a letter of instruction signed by all                   shareholders.
     shareholders.
---------------------------------------------------------------------------------------------------------------------
By Wire
---------------------------------------------------------------------------------------------------------------------
| |  Complete and sign the New Account Application.         | |  Call our Shareholder Service Center by 4 p.m.
| |  Call our Shareholder Service Center and fax the             eastern time to inform us of the incoming wire.
     signed New Account Application by 4 p.m. eastern time.      Please be sure to specify your name, the account
| |  The Shareholder Service Center will telephone you           number and the fund name on your wire advice.
     with your account number.  Please be sure to specify   | |  Wire the money for receipt that day.
     your name, the account number and the fund name on     | |  Minimum amount is $500.
     your wire advice.
| |  Wire your initial investment for receipt that day.
| |  Mail the original, signed application to Credit
     Suisse Funds.

This method is not available for IRAs.
---------------------------------------------------------------------------------------------------------------------
By Automated Clearing House (ACH) Transfer
---------------------------------------------------------------------------------------------------------------------




                                       28

---------------------------------------------------------------------------------------------------------------------
| |  Cannot be used to open an account.                     | |  Call our Shareholder Service Center to request
                                                                 an ACH transfer from your bank.
                                                            | |  Your purchase will be effective at the next NAV
                                                                 calculated after we receive your order in
                                                                 proper form.
                                                            | |  Minimum amount is $50.
                                                            | |  Requires ACH on Demand privileges.
---------------------------------------------------------------------------------------------------------------------


                                  800-927-2874
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                 SELLING SHARES

---------------------------------------------------------------------------------------------------------------------
Selling Some Or All Of Your Shares                          Can Be Used For
---------------------------------------------------------------------------------------------------------------------
By Mail
---------------------------------------------------------------------------------------------------------------------
Write us a letter of instruction that includes:             | |  Accounts of any type.
| |  your name(s) and signature(s)                          | |  Sales of any amount.
| |  the fund name and account number                       For IRAs please use the IRA Distribution Request Form.
| |  the dollar amount you want to sell
| |  how to send the proceeds
Obtain a signature guarantee or other documentation, if
required (see "Selling Shares in Writing").

Mail the materials to Credit Suisse Funds. If only a
letter of instruction if required, you can fax it to
the Shareholder Service Center (unless a signature
guarantee is required).
---------------------------------------------------------------------------------------------------------------------
By Exchange
---------------------------------------------------------------------------------------------------------------------
| |  Call our Shareholder Service Center to request an      | |  Accounts with telephone privileges.
     exchange into another Credit Suisse Fund. Be sure to   If you do not have telephone privileges, mail or fax a
     read the current Prospectus for the new fund. Also     letter of instruction to exchange shares.
     please observe the minimum initial investment.
---------------------------------------------------------------------------------------------------------------------
By Phone
---------------------------------------------------------------------------------------------------------------------
Call our Institutional Services Center to request a         | |  Accounts with telephone privileges.
redemption. You can receive the proceeds as:
| |  a check mailed to the address of record ($100
     minimum)
| |  an ACH transfer to your bank ($50 minimum)
| |  a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer" for details.
---------------------------------------------------------------------------------------------------------------------
By Wire or ACH Transfer
---------------------------------------------------------------------------------------------------------------------
| |  Complete the "Wire Instructions" or "ACH on            | |  Accounts with wire redemption or ACH on Demand
     Demand" section of your New Account Application.            privileges.
                                                            | |  Request by phone or mail.



                                       29

---------------------------------------------------------------------------------------------------------------------
| |  For federal-funds wires, proceeds will be wired
     on the next business day. For ACH transfers,
     proceeds will be delivered within two business days.
---------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
HOW TO REACH US

SHAREHOLDER SERVICE CENTER
Toll free:  800-927-2874
Fax:  888-606-8252

MAIL:
Credit Suisse Funds
P.O. Box 55030
Boston, MA  02205-5030

OVERNIGHT/COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn:  Credit Suisse Funds
66 Brooks Drive
Braintree, MA 02184

INTERNET WEB SITE
www.credit-suisse.com/us

WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn:  Mutual Funds/Custody Dept.
[Credit Suisse Fund Name]
DDA# 9904-649-2
F/F/C:  [Account Number and Account Registration]
-----------------------------------------------------------------

|X|  SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

     | | accounts whose address of record has been changed within the past 30 days

     | |  redemptions in certain large accounts (other than by exchange)

     | | requests to send the proceeds to a different payee or address than on record

     | | shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted.

|X|  RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S.Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another Credit Suisse Fund.

|X|  LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

---------------------------------------------------------------------------
MINIMUM TO KEEP AN ACCOUNT OPEN
Regular account:                                     $2,000
IRAs                                                 $250
Transfers/Gifts to Minors:                           $250
---------------------------------------------------------------------------

The fund reserves the right to modify or waive this requirement. If the fund increases the minimum amount required to keep an account open, it will give current shareholders 15 days' notice of any increase. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

                              SHAREHOLDER SERVICES

|X|  AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by our Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.

|X|  STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 1-800-927-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

|X|  RETIREMENT PLANS

Credit Suisse offers a range of tax-advantaged retirement accounts, including:

| |  Traditional IRAs
| |  Roth IRAs
| |  Spousal IRAs
| |  Rollover IRAs
| |  SEP IRAs

To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

|X|  TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

|X|  ACCOUNT CHANGES

Call our Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

                                 OTHER POLICIES

|X|  TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear.

If you wire money without first calling our Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the Exchange, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial services firm may charge a fee to send or receive wire transfers.

While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

Uncashed redemption or distribution checks do not earn interest.

|X|  FREQUENT PURCHASES AND SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records. The fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

|X|  SPECIAL SITUATIONS

The fund reserves the right to:

| |  charge a wire-redemption fee
| | make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations
| | suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)
| | stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                                OTHER INFORMATION

|X|      ABOUT THE DISTRIBUTOr

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse Asset Management, LLC, is responsible for:

| |  making the fund available to you
| |  account servicing and maintenance
| |  other administrative services related to sale of the Common Class shares

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

|X|  ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during their past fiscal year.

|X|  OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
         800-927-2874

BY FACSIMILE:
         888-606-8252

BY MAIL:
         Credit Suisse Funds
         P.O. Box 55030
         Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
         Boston Financial Data Services, Inc.
         Attn:  Credit Suisse Funds
         66 Brooks Drive
         Braintree, MA 02184

ON THE INTERNET:
         www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC File Number: 811-04604
Credit Suisse Capital Funds
Credit Suisse Long-Short Market Neutral Fund

P.O. Box 55030, Boston, MA 02205-5030 800-927-2874 www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC.,
DISTRIBUTOR.                                                LSMNF-1-PRO-CMN-0206

                  CREDIT SUISSE FUNDS

                  PROSPECTUS


                  CLASS A AND C SHARES

                  ________ __, 2006



                           o   CREDIT SUISSE
                               U.S. MULTI-CAP RESEARCH FUND









               As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

               Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS.....................................................................1
     Goal and Principal Strategies.............................................1
     A Word About Risk.........................................................1
     Investor Profile..........................................................2

PERFORMANCE SUMMARY............................................................3

INVESTOR EXPENSES..............................................................4
     Fees and Fund Expenses....................................................4
     Example...................................................................5

THE FUND IN DETAIL.............................................................6

MORE ABOUT RISK...............................................................11
     Introduction.............................................................11
     Types of Investment Risk.................................................11
     Certain Investment Practices.............................................13

MEET THE MANAGERS.............................................................17
     Share Valuation..........................................................18
     Distributions............................................................18
     Taxes....................................................................19
     Statements and Reports...................................................20

CHOOSING A CLASS OF SHARES....................................................21

BUYING AND SELLING SHARES.....................................................22

SHAREHOLDER SERVICES..........................................................24

OTHER POLICIES................................................................25

OTHER SHAREHOLDER INFORMATION.................................................27

OTHER INFORMATION.............................................................32
     About the Distributor....................................................32

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          Goal and Principal Strategies

---------------------------------- ---------------------------------------------------- -----------------------------
                                   PRINCIPAL                                            PRINCIPAL
GOAL                               STRATEGIES                                           RISK FACTORS
---------------------------------- ---------------------------------------------------- -----------------------------
Capital growth                     | |  Invests at least 80% of its net assets,         | |   Foreign securities risk
                                        plus any borrowings for investment purposes,
                                        in common stocks of U.S. companies              | |   Market risk
                                   | |  Invests in companies of any size
                                   | |  Focuses on companies included in the
                                        Russell 1000 Index (at the time of
                                        purchase) that have favorable prospects
                                        for long-term growth, attractive
                                        valuations based on current and expected
                                        earnings or cash flow, dominant or
                                        growing market share and superior
                                        management
                                   | |  May invest up to 10% of its net assets in
                                        foreign securities
---------------------------------- ---------------------------------------------------- -----------------------------

|X|      A Word About Risk

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

|X| CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

|X| INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

|X| POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

| |  Investor Profile

The fund is designed for investors who:

|X|  have longer time horizons

|X| are willing to assume the risk of losing money in exchange for attractive potential long-term returns

|X|  are looking for capital growth

|X|  want to diversify their portfolios into common stocks

They may NOT be appropriate if you:

|X|  are investing for a shorter time horizon

|X| are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

|X|  are looking primarily for income

You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

                             Fees and Fund Expenses

The tables below and on the following pages describe the fees and expenses you may pay as a shareholder of the fund. Annual fund operating expenses for the fund are estimated for the fiscal year ending October 31, 2006.

--------------------------------------------------------------------------- -------------------- --------------------
                                                                            CLASS A              CLASS C
--------------------------------------------------------------------------- -------------------- --------------------
SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------- -------------------- --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of        ____%                NONE
   offering price)(1)
--------------------------------------------------------------------------- -------------------- --------------------
Maximum deferred sales charge (load) (as a percentage of original           NONE                 1.00%(2)
   purchase price or redemption proceeds, as applicable)
--------------------------------------------------------------------------- -------------------- --------------------
Maximum sales charge (load) on reinvested                                   NONE                 NONE
   distributions (as a percentage of offering price)
--------------------------------------------------------------------------- -------------------- --------------------
Redemption fees                                                             NONE                 NONE
--------------------------------------------------------------------------- -------------------- --------------------
Exchange fees                                                               NONE                 NONE
--------------------------------------------------------------------------- -------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
--------------------------------------------------------------------------- -------------------- --------------------
Management fee                                                              .60%                   .60%
--------------------------------------------------------------------------- -------------------- --------------------
Distribution and service (12b-1) fee                                        .25%                 1.00%
--------------------------------------------------------------------------- -------------------- --------------------
Other expenses(3)                                                           ____%                ____%
--------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL FUND OPERATING EXPENSES*                                       ____%                ____%
--------------------------------------------------------------------------- -------------------- --------------------

1 The maximum sales charge imposed is reduced for larger purchases. Purchases of $1,000,000 or more are not subject to an initial sales charge but may be subject to a 1% CDSC (Contingent Deferred Sales Charge) on redemptions made within 12 months of purchase. See "Other Shareholder Information."

2    1% during first year.

3 "Other expenses" are based on estimated amounts for the current fiscal year.

* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

EXPENSES AFTER WAIVERS,                                CLASS A           CLASS C
REIMBURSEMENTS OR CREDITS
Management fee                                         ____%             ____%
Distribution and service (12b-1) fee                   ____%             ____%
Other expenses                                         ____%             ____%
NET ANNUAL FUND OPERATING EXPENSES                     ____%             ____%

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

------------------------------------------------------- ----------- ------------
                                                           ONE         THREE
                                                           YEAR        YEARS
------------------------------------------------------- ----------- ------------
CLASS A (with or without redemption)                    $           $
------------------------------------------------------- ----------- ------------
CLASS C (redemption at end of period)                   $           $
------------------------------------------------------- ----------- ------------
CLASS C (no redemption)                                 $           $
------------------------------------------------------- ----------- ------------

                               THE FUND IN DETAIL


|X|  The Management Firm

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

|X|  Investment adviser for the fund

|X| Responsible for managing the fund's assets according to its goal and strategies

|X| Is part of the asset management business of Credit Suisse, one of the world's leading banks

|X| Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

|X|  MULTI-CLASS STRUCTURE

     This Prospectus offers Class A and C shares of the fund, which are sold through financial intermediaries and other financial services firms and are sold with a front-end sales load (Class A) or a contingent deferred sales charge imposed on redemptions within specified time periods (Class C). The fund offers Common Class shares through a separate Prospectus. Common Class shares are sold with no front-end or deferred sales charges. Eligible investors may purchase Common Class shares through certain intermediaries or directly from the fund.

|X|  FUND INFORMATION KEY

A concise description of the fund begins in two pages. The description provides the following information:

GOAL AND STRATEGIES

         The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

         The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

         A table showing the fund's audited financial performance for up to five years.

|X| TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

|X| PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income-tax liability.

         The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

|X|  Goal and Strategies

The fund seeks capital growth. The managers seek to construct a portfolio that has low to neutral exposure to any particular industry. To pursue this goal, the fund invests in common stocks of approximately 60 to 90 U.S. companies.

The fund focuses on companies that have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. However, the fund intends to invest at least 80% of its net assets in common stocks of companies included in the Russell 1000 Index at the time of purchase. The fund is not an index fund and does not seek to replicate the performance of the Russell 1000 Index. Also, the fund is not required to dispose of a security if the issuer is eliminated from the Russell 1000 Index after purchase.

A group of Credit Suisse research analysts ("Analysts") analyze investments for the fund. The Analysts rely on rigorous fundamental research to determine their buy and sell assessments. The Analysts use a bottom-up investment approach that begins with an analysis of individual companies. When an Analyst has high conviction that an investment will out-perform, then a buy order is generally placed. When an Analyst no longer has high conviction in the return potential of an investment or if the potential return no longer warrants the corresponding risk, then a sell order is generally placed. The fund intends to rebalance its holdings quarterly to maintain its low to neutral exposure to any particular industry sector.

The fund does not focus on either growth or value stocks and the percentage of the fund's assets in value stocks and growth stocks will vary over time and, depending on market conditions, the fund may be predominantly invested in one or the other.

|X|  Portfolio Investments

The fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of U.S. companies. The fund may also invest in other equity securities, such as:

        | |  preferred stock

        | |  securities convertible into common stocks

        | |  securities such as warrants, whose values are based on common stock

        | |  depository receipts

The fund may invest in unlisted securities and securities traded over-the-counter. The fund may also invest up to 10% of its net assets in foreign securities. The fund intends to be fully invested under normal circumstances. The fund's uninvested assets may be held in cash or similar instruments.

The fund's 80% investment policy and investment objective may be changed by the Board of Trustees without shareholder approval on 60 days' notice to shareholders.

To a limited extent, the fund may also engage in other investment practices.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

|X|  Risk Factors

The fund's principal risk factors are:

        | |  foreign securities risk

        | |  market risk

The value of your investment generally will fluctuate in response to stock-market movements.

Because the fund invests internationally, it carries additional risks, including currency, information and political risks. "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

|X|  Waiting Period

The fund is subject to a waiting period policy. Pursuant to the policy, the fund is subject to a waiting period prior to purchases or sales of securities in order to attempt to provide equitable dissemination of the Analysts' ideas to other Credit Suisse fund investment personnel. A waiting period may not be applicable where the idea is already disseminated among other Credit Suisse fund investment personnel. Any waiting period may adversely affect the purchase or sale price of a security, due to the time delay. This may, in turn, affect the return on your investment in the fund.

|X|  Portfolio Management

Robert E. Rescoe and Erik Mace are responsible for the day-to-day management of the fund. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                 MORE ABOUT RISK

|X|  Introduction

A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The preceding discussion contains more detailed information. This section discusses other risks that may affect the fund.

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

|X|  Types of Investment Risk

The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

FOREIGN SECURITIES RISK A fund that invests outside the U.S. carries additional risks that include:

|X| CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

|X| INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

|X| POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

OTHER RISK FACTORS

ACCESS RISK Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the fund would generally have to reinvest the proceeds at lower rates.

REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or the fund's performance.

VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|  Permitted without limitation; does not indicate actual use

20% BOLD TYPE (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

| |  Permitted, but not expected to be used to a significant extent

--   Not permitted

                                                                                           --------------------------
                                                                                            U.S. Multi-Cap Research
                                                                                                     Fund
------------------------------------------------------------------------------------------ --------------------------
INVESTMENT PRACTICE                                                                                  Limit
------------------------------------------------------------------------------------------ --------------------------
BORROWING The borrowing of money from banks to meet redemptions or for other temporary                30%
or emergency purposes.  Speculative exposure risk.
------------------------------------------------------------------------------------------ --------------------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single country               --
or region.  Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.  Currency, market, political risks.
------------------------------------------------------------------------------------------ --------------------------
CURRENCY HEDGING Instruments, such as options, futures, forwards or swaps, intended to                | |
manage fund exposure to currency risk.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.(2)
------------------------------------------------------------------------------------------ --------------------------
EMERGING MARKETS Countries generally considered to be relatively less developed or                    | |
industrialized.  Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value.  Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries.  Access, currency, information, liquidity, market, operational, political, valuation risks.
------------------------------------------------------------------------------------------ --------------------------


                                       13

                                                                                           --------------------------
                                                                                            U.S. Multi-Cap Research
                                                                                                     Fund
------------------------------------------------------------------------------------------ --------------------------
EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities                               |X|
representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
FOREIGN SECURITIES Securities of foreign issuers.  May include depository receipts.                   10%
Currency, information, liquidity, market, operational, political, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to hedge                --
against or speculate on future changes in currency values, interest rates or stock indexes.  Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(2)
------------------------------------------------------------------------------------------ --------------------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular                     --
security, currency or index of securities at a fixed price within a certain time period.  Correlation, credit, hedged exposure, liquidity, market speculative exposure, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests in                 --
enterprises they own or control.  Access, currency, information, liquidity, operational, political, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest                          | |
primarily in income-producing real estate or real-estate-related loans or interests. Credit, liquidity, interest-rate, market risks.
------------------------------------------------------------------------------------------ --------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on                      15%
trading, or those not actively traded.  May include private placements.  Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
SECTOR CONCENTRATION Investing more than 25% of the fund's net assets in a group of                   --
related industries (market sector).  Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market.  Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.
------------------------------------------------------------------------------------------ --------------------------
SECURITIES LENDING Lending fund securities to financial institutions; the fund receives             33 1/3%
cash, U.S. government securities or bank letters of credit as collateral.  Credit, liquidity, market risks.
------------------------------------------------------------------------------------------ --------------------------


                                       14

                                                                                           --------------------------
                                                                                            U.S. Multi-Cap Research
                                                                                                     Fund
------------------------------------------------------------------------------------------ --------------------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing them for               --
a profit on the expectation that the market price will drop.  If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform smaller mutual funds that do not take short positions.  Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------ --------------------------
SHORT SALES "AGAINST THE BOX" A short sale when the fund owns enough shares of the                    --
security involved to cover the borrowed securities, if necessary.  Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------ --------------------------
SHORT-TERM TRADING Selling a security shortly after purchase. The fund engaging                       |X|
in short-term trading will have higher turnover and transaction expenses.
Increased short-term capital gains distributions could raise shareholders'
income tax liability.
------------------------------------------------------------------------------------------ --------------------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual developments                               | |
affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.
------------------------------------------------------------------------------------------ --------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small relative market                               | |
capitalizations. Information, liquidity, market, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow the              --
fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted.  Credit, currency, information, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
------------------------------------------------------------------------------------------ --------------------------


                                       15

                                                                                           --------------------------
                                                                                            U.S. Multi-Cap Research
                                                                                                     Fund
------------------------------------------------------------------------------------------ --------------------------
SWAPS  A contract between the fund and another party in which the parties agree to                    --
exchange streams of payments based on certain benchmarks.  For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted.  Credit, currency, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
TECHNOLOGY COMPANIES Companies which may benefit significantly from advances or                       |X|
improvements in technology. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in                               | |
investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.
------------------------------------------------------------------------------------------ --------------------------
WARRANTS Options issued by a company granting the holder the right to buy                             |X|
certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------ --------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for                 --
delivery at a future date; market value may change before delivery.  Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------ --------------------------


1. The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2. The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

3. The fund will limit its investments in mortgage-backed and asset-backed securities to 20% of net assets.

                                MEET THE MANAGERS



Robert E. Rescoe and Erik Mace are responsible for the day-to-day management of the fund.

ROBERT E. RESCOE, Managing Director, is Head of US Equity Research and a Portfolio Manager specializing in US Value Equities. Mr. Rescoe joined Warburg Pincus Asset Management (WPAM) in 1993 and came to Credit Suisse in 1999 when it acquired WPAM. Previously, Mr. Rescoe was a Vice President and Equity Analyst at Fred Alger Management and a Senior Equity Analyst at American General Capital Management. Mr. Rescoe holds an MBA in finance from the University of Texas and a BA in political science from Tulane University. He is a CFA charterholder.

ERIK MACE, Managing Director, is a Research Analyst in US Equities. In this role, Mr. Mace is responsible for focusing on the retailing, restaurant and gaming/lodging industries in Large-Capitalization US Equity portfolios. Prior to joining Credit Suisse in 1999, Mr. Mace worked with WPAM. Previously, Mr. Mace served as a Supermarkets Equity Analyst with NatWest Securities. Prior to that, Mr. Mace served as a Research Associate with PaineWebber. Mr. Mace earned an MBA in finance and accounting from Columbia University Graduate School of Business and a BA in economics and sociology from the University of Virginia.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

           Job titles indicate positions with the investment adviser.

                              MORE ABOUT YOUR FUND

|X|  SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

|X|  DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividend income annually. The fund typically distributes capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions may be reinvested in additional shares without any initial or deferred sales charge.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each, a "financial representative") or by calling 1-800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

|X|  TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

|X|  STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 1-800-927-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

                           CHOOSING A CLASS OF SHARES

This Prospectus offers you a choice of two classes of shares for the fund:
Classes A and C. Choosing which of these classes of shares is best for you depends on a number of factors, including the amount and intended length of your investment.

|X| Class A shares may be a better choice than Class C if you are investing for the long term, especially if you are eligible for a reduced sales charge

|X| Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

|X| Class C shares may be best for an investor with a shorter time horizon because they have a lower sales charge than Class A shares, but because they have higher annual expenses, Class C shares are generally not appropriate if you are investing for the long term

We describe Class A and C shares in detail in "Other Shareholder Information." The table below gives you a brief comparison of the main features of each class, which we recommend you discuss with your financial representative.

--------------------------------------------------------------------------------
                                  MAIN FEATURES
----------------- --------------------------------------------------------------
Class A           |X|  Initial sales charge of up to _____%
                  |X|  Lower sales charge for large purchases
                  |X| No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)
                  |X|  Lower annual expenses than Class C because of lower
                       12b-1 fee
----------------- --------------------------------------------------------------
Class C           |X|  No initial sales charge
                  |X| Deferred sales charge of 1.00% if you sell shares during the first year of purchase
                  |X| Higher annual expenses than Class A shares because of higher 12b-1 fee
                  |X| No conversion to Class A shares, so annual expenses remain higher
----------------- --------------------------------------------------------------

You may also go to the NASD website, www.nasdr.com, and click on "Understanding Mutual Fund Classes" under "Investor Education: Investor Alerts" for more helpful information on how to select the appropriate class in which to invest.

                            BUYING AND SELLING SHARES

|X|  OPENING AN ACCOUNT

You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

|X|  BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper Form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

The minimum initial investment in all classes of the fund is $2,500, and the minimum for additional investments is $100. For IRA accounts, the minimum initial investment amount is $500, and the minimum for additional investments is $100, except the minimum additional investment for electronic transfers (ACH) is $50. Your financial representative may have different minimum investment amount requirements. There are no minimum investment amount requirements for retirement plan programs, but the minimum investment amounts do apply to IRA accounts. The fund reserves the right to modify or waive the minimum investment account requirements.

The maximum investment amount in Class C shares is $1,000,000.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class C shares or purchased Class A shares without paying an initial sales charge any applicable CDSC will be applied to the NAV and deducted from your redemption. The value of your shares may be more or less than your initial investment depending on the NAV of your fund on the day you redeem.

Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days' notice. The fund reserves the right to change the minimum account balance requirement after 15 days' notice to current shareholders of any increases. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

|X|  EXCHANGING SHARES

You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund or into a Credit Suisse money market fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new fund.

The fund reserves the right to:

|X|  reject any purchase order made by means of an exchange from another fund

|X| change or discontinue its exchange privilege after 60 days' notice to current investors

|X|  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

For more information regarding buying, selling or exchanging shares, contact your financial representative or call 1-800-927-2874.

                              SHAREHOLDER SERVICES

|X|  AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

                                 OTHER POLICIES

|X|  TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

Uncashed redemption or distribution checks do not earn interest.

|X|  FREQUENT PURCHASES AND SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records. The fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

|X|  SPECIAL SITUATIONS

The fund reserves the right to:

|X|  charge a wire-redemption fee

|X| make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

|X| suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

|X| stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                          OTHER SHAREHOLDER INFORMATION

|X|      CLASSES OF SHARES AND SALES CHARGES

Class A and C shares are identical except in two important ways: (1) each class bears different distribution and service fees and sales charges and (2) each class has different exchange privileges. Class A and Class C shareholders have exclusive voting rights relating to their respective class's 12b-1 Plan.

|X|      CLASS A SHARES

OFFERING PRICE:

The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

                         INITIAL SALES CHARGE - CLASS A

-------------------------- -------------------------------- ---------------------------- ----------------------------
AMOUNT PURCHASED              AS A % OF AMOUNT INVESTED      AS A % OF OFFERING PRICE      COMMISSION TO FINANCIAL
                                                                                          REPRESENTATIVE AS A % OF
                                                                                               OFFERING PRICE
-------------------------- -------------------------------- ---------------------------- ----------------------------
Less than $50,000                       ____%                          ____%                        ____%
-------------------------- -------------------------------- ---------------------------- ----------------------------
$50,000 to less than                    ____%                          ____%                        ____%
$100,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$100,000 to less than                   ____%                          ____%                        ____%
$250,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$250,000 to less than                   ____%                          ____%                        ____%
$500,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$500,000 to less than                   ____%                          ____%                        ____%
$1,000,000
-------------------------- -------------------------------- ---------------------------- ----------------------------
$1,000,000 or more                       0*                              0                          ____%**
-------------------------- -------------------------------- ---------------------------- ----------------------------

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under "Class A Limited CDSC").

** The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million, and up to .25% on purchase amounts over $50 million.

The reduced sales charges shown above apply to the total amount of purchases of Class A shares of the fund made at one time by any "purchaser." The term "purchaser" includes:

1. Individuals and Members of Their Immediate Families: an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

2. Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3. Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4. UGMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

All accounts held by any "purchaser" will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. IN ORDER TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE, YOU MUST NOTIFY YOUR FINANCIAL REPRESENTATIVE OF ANY OTHER INVESTMENTS THAT YOU OR YOUR RELATED ACCOUNTS HAVE IN THE CREDIT SUISSE FUNDS, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to ____% of the average daily net assets represented by the Class A shares they are servicing.

The Initial Sales Charge is Waived for the Following Shareholders or
Transactions:

(1)  investment advisory clients of Credit Suisse;

(2) officers, current and former trustees of the fund, current and former directors or trustees of other investment companies managed by Credit Suisse or its affiliates, officers, directors and full-time employees of the Credit Suisse affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the fund);

(3) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4) shares purchased by (a) registered investment advisers ("RIAs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5) shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6) Class A shares acquired when dividends and distributions are reinvested in the fund; and

(7) Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

Reduced initial sales charges are available if you qualify under one of the following privileges:

LETTER OF INTENT. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of the fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a Letter of Intent, and you may include purchases of fund shares made up to 90 days before the receipt of the Letter. Letters of Intent may be obtained by contacting your financial representative and should be submitted to the fund's distributor or transfer agent. The 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Completing a Letter of Intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

RIGHT OF ACCUMULATION. You may be eligible for reduced sales charges based upon the current NAV of shares you own in the fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current NAV of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit

Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

CONCURRENT PURCHASES. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

REINSTATEMENT PRIVILEGE. The Reinstatement Privilege permits shareholders to reinvest the proceeds of a redemption of the fund's Class A shares within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited Contingent Deferred Sales Charge ("Limited CDSC") paid to the distributor may be credited with the amount of the Limited CDSC in shares of the Credit Suisse Fund at the current NAV if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

CLASS A LIMITED CDSC. A Limited CDSC will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at NAV on a purchase of [$1,000,000] or more and the distributor paid a commission to the financial representative.

The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's Prospectus. You will not have to pay a Limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

The Limited CDSC will be paid to the distributor and will be equal to the lesser of 1% of:

|X|  the NAV at the time of purchase of the Class A shares being redeemed; or

|X|  the NAV of such Class A shares at the time of redemption.

For purposes of this formula, the "net asset value at the time of purchase" will be the NAV at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the NAV of the shares into which the Class A shares have been exchanged.

|X|  CLASS C SHARES

You may choose to purchase Class C shares at the fund's NAV, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is completed in the manner set forth in the exchanged-for fund's Prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

|X|  COMMON CLASS SHARES

The fund also offers Common Class shares through a separate Prospectus. Eligible investors may be eligible to purchase Common Class shares through certain intermediaries or directly without the imposition of a sales charge.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

                                OTHER INFORMATION

|X|  ABOUT THE DISTRIBUTOr

Credit Suisse Asset Management Securities, Inc., an affiliate of Credit Suisse Asset Management, LLC, is responsible for making the fund available to you.

The fund has adopted 12b-1 Plans for Class A and Class C shares pursuant to the rules under the Investment Company Act of 1940. These plans allow the fund to pay distribution and service fees for the sale and servicing of Class A and Class C of the fund's shares. Under the plans, the distributor is paid 0.25% and 1.00% of the average daily net assets of the fund's Class A and C shares, respectively. Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

Distribution and service fees on Class A and Class C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

The expenses incurred by the distributor under the 12b-1 Plans for Class A and Class C shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of the payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

|X|  ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during their past fiscal year.

|X|  OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
         800-927-2874

BY FACSIMILE:
         888-606-8252

BY MAIL:
         Credit Suisse Funds
         P.O. Box 55030
         Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
         Boston Financial Data Services, Inc.
         Attn:  Credit Suisse Funds
         66 Brooks Drive
         Braintree, MA 02171

ON THE INTERNET:
         www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC File Number: 811-04604
Credit Suisse Capital Funds
Credit Suisse U.S. Multi-Cap Research Fund

P.O. Box 55030, Boston, MA 02205-5030 800-927-2874 www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSDVI-1-0206

                  CREDIT SUISSE FUNDS

                  PROSPECTUS


                  COMMON CLASS

                  ________ __, 2006



                           o   CREDIT SUISSE
                               U.S. MULTI-CAP RESEARCH FUND



                  The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"),
                  (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

                  Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

                  As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

                  Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS.....................................................................1
     Goal and Principal Strategies.............................................1
     A Word About Risk.........................................................1
     Investor Profile..........................................................2

PERFORMANCE SUMMARY............................................................3

INVESTOR EXPENSES..............................................................4
     FEES AND FUND EXPENSES....................................................4
     EXAMPLE...................................................................5

THE FUND IN DETAIL.............................................................6

GOAL AND STRATEGIES............................................................8

MORE ABOUT RISK...............................................................11
     Introduction.............................................................11
     Types of Investment Risk.................................................11
     CERTAIN INVESTMENT PRACTICES.............................................13

MEET THE MANAGERS.............................................................17

MORE ABOUT YOUR FUND..........................................................18
     Share Valuation..........................................................18
     Account Statements.......................................................18
     Distributions............................................................19
     Taxes....................................................................19

BUYING SHARES.................................................................21

SELLING SHARES................................................................21

SHAREHOLDER SERVICES..........................................................21

OTHER POLICIES................................................................21

OTHER INFORMATION.............................................................21
     About the Distributor....................................................21

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          Goal and Principal Strategies

---------------------------------- ---------------------------------------------------- -----------------------------
                                   PRINCIPAL                                            PRINCIPAL
GOAL                               STRATEGIES                                           RISK FACTORS
---------------------------------- ---------------------------------------------------- -----------------------------
Capital growth                     | |  Invests at least 80% of its net assets,         | |  Foreign securities
                                        plus any borrowings for investment purposes,         risk
                                        in common stocks of U.S. companies              | |  Market risk
                                   | |  Invests in companies of any size
                                   | |  Focuses on companies included in the
                                        Russell 1000 Index (at the time of
                                        purchase) that have favorable prospects
                                        for long-term growth, attractive
                                        valuations based on current and expected
                                        earnings or cash flow, dominant or
                                        growing market share and superior
                                        management
                                   | |  May invest up to 10% of its net assets in
                                        foreign securities
---------------------------------- ---------------------------------------------------- -----------------------------

|X|  A Word About Risk

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN SECURITIES RISK

A fund that invests outside the U.S. carries additional risks that include:

|X| CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

|X| INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

|X| POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

| |  Investor Profile

The fund is designed for investors who:

|X|  have longer time horizons

|X| are willing to assume the risk of losing money in exchange for attractive potential long-term returns

|X|  are looking for capital growth

|X|  want to diversify their portfolios into common stocks

They may NOT be appropriate if you:

|X|  are investing for a shorter time horizon

|X| are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

|X|  are looking primarily for income

You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                                INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

The tables below describe the fees and expenses you may pay as a shareholder of the fund. Annual fund operating expenses for the fund are estimated for the fiscal year ending October 31, 2006.


------------------------------------------------------------------------- ------
SHAREHOLDER FEES
   (paid directly from your investment)
------------------------------------------------------------------------- ------
Maximum sales charge (load) imposed on purchases (as a percentage of      NONE
   offering price)(1)
------------------------------------------------------------------------- ------
Maximum deferred sales charge (load) (as a percentage of original         NONE
   purchase price or redemption proceeds, as applicable)
------------------------------------------------------------------------- ------
Maximum sales charge (load) on reinvested                                 NONE
   distributions (as a percentage of offering price)
------------------------------------------------------------------------- ------
Redemption fees                                                           NONE
------------------------------------------------------------------------- ------
Exchange fees                                                             NONE
------------------------------------------------------------------------- ------
ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
------------------------------------------------------------------------- ------
Management fee                                                            0.60%
------------------------------------------------------------------------- ------
Distribution and service (12b-1) fee                                      NONE
------------------------------------------------------------------------- ------
Other expenses(1)                                                         ____%
------------------------------------------------------------------------- ------
TOTAL ANNUAL FUND OPERATING EXPENSES*                                     ____%
------------------------------------------------------------------------- ------

1 "Other expenses" are based on estimated amounts for the current fiscal year.
* Estimated fees and expenses for the 2006 fiscal year are shown below. Fee waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

------------------------------------------------------------------------- ------
EXPENSES AFTER WAIVERS,
REIMBURSEMENTS OR CREDITS
------------------------------------------------------------------------- ------
Management fee                                                            ____%
------------------------------------------------------------------------- ------
Distribution and service (12b-1) fee                                      NONE
------------------------------------------------------------------------- ------
Other expenses                                                            ____%
------------------------------------------------------------------------- ------
NET ANNUAL FUND OPERATING EXPENSES                                        ____%
------------------------------------------------------------------------- ------

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

----------------- -------------------- --------------------- -------------------
     ONE YEAR          THREE YEARS           FIVE YEARS            TEN YEARS
----------------- -------------------- --------------------- -------------------
$                 $                    $                     $
----------------- -------------------- --------------------- -------------------

                               THE FUND IN DETAIL


|X|  THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

|X|  Investment adviser for the fund

|X| Responsible for managing the fund's assets according to its goal and strategies

|X| Is part of the asset management business of Credit Suisse, one of the world's leading banks

|X| Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "Credit Suisse" or "we" throughout this Prospectus.

|X|  MULTI-CLASS STRUCTURE

     This Prospectus offers Common Class shares of the fund. Common Class shares are no load. The fund also offers Class A and C shares, as described in a separate Prospectus. Each class has its own fees and expenses, offering you a choice of cost structures.

|X|  FUND INFORMATION KEY

A concise description of the fund begins in two pages. The description provides the following information:

GOAL AND STRATEGIES

         The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

         The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

         The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

         The individuals designated by the investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

         A table showing the fund's audited financial performance for up to five years.

|X| TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

|X| PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could raise your income-tax liability.

         The Annual Report includes the independent registered public accounting firm's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.

                               GOAL AND STRATEGIES

The fund seeks capital growth. The managers seek to construct a portfolio that has low to neutral exposure to any particular industry. To pursue this goal, the fund invests in common stocks of approximately 60 to 90 U.S. companies.

The fund focuses on companies that have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. However, the fund intends to invest at least 80% of its net assets in common stocks of companies included in the Russell 1000 Index at the time of purchase. The fund is not an index fund and does not seek to replicate the performance of the Russell 1000 Index. Also, the fund is not required to dispose of a security if the issuer is eliminated from the Russell 1000 Index after purchase.

A group of Credit Suisse research analysts ("Analysts") analyze investments for the fund. The Analysts rely on rigorous fundamental research to determine their buy and sell assessments. The Analysts use a bottom-up investment approach that begins with an analysis of individual companies. When an Analyst has high conviction that an investment will out-perform, then a buy order is generally placed. When an Analyst no longer has high conviction in the return potential of an investment or if the potential return no longer warrants the corresponding risk, then a sell order is generally placed. The fund intends to rebalance its holdings quarterly to maintain its low to neutral exposure to any particular industry sector.

The fund does not focus on either growth or value stocks and the percentage of the fund's assets in value stocks and growth stocks will vary over time and, depending on market conditions, the fund may be predominantly invested in one or the other.

|X|  Portfolio Investments

The fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of U.S. companies. The fund may also invest in other equity securities, such as:

     | |  preferred stock

     | |  securities convertible into common stocks

     | |  securities such as warrants, whose values are based on common stock

     | |  depository receipts

The fund may invest in unlisted securities and securities traded over-the-counter. The fund may also invest up to 10% of its net assets in foreign securities. The fund intends to be fully invested under normal circumstances. The fund's uninvested assets may be held in cash or similar instruments.

The fund's 80% investment policy and investment objective may be changed by the Board of Trustees without shareholder approval on 60 days' notice to shareholders.

To a limited extent, the fund may also engage in other investment practices.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

|X|  Risk Factors

The fund's principal risk factors are:

     | |  foreign securities risk

     | |  market risk

The value of your investment generally will fluctuate in response to stock-market movements.

Because the fund invests internationally, it carries additional risks, including currency, information and political risks. "More About Risk" details certain other investment practices the fund may use. Please read that section carefully before you invest.

|X|  Waiting Period

The fund is subject to a waiting period policy. Pursuant to the policy, the fund is subject to a waiting period prior to purchases or sales of securities in order to attempt to provide equitable dissemination of the Analysts' ideas to other Credit Suisse fund investment personnel. A waiting period may not be applicable where the idea is already disseminated among other Credit Suisse fund investment personnel. Any waiting period may adversely affect the purchase or sale price of a security, due to the time delay. This may, in turn, affect the return on your investment in the fund.

|X|  Portfolio Management

Robert E. Rescoe and Erik Mace are responsible for the day-to-day management of the fund. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                 MORE ABOUT RISK

|X|  Introduction

A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The preceding discussion contains more detailed information. This section discusses other risks that may affect the fund.

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

|X|  Types of Investment Risk

The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

FOREIGN SECURITIES RISK A fund that invests outside the U.S. carries additional risks that include:

|X| CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

|X| INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

|X| POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

OTHER RISK FACTORS

ACCESS RISK Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the fund would generally have to reinvest the proceeds at lower rates.

REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that would adversely affect the issuer, the market value of the security, or the fund's performance.

VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

|X|  Permitted without limitation; does not indicate actual use

20% BOLD TYPE (e.g., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

| |  Permitted, but not expected to be used to a significant extent

--   Not permitted

------------------------------------------------------------------------------------------ --------------------------
INVESTMENT PRACTICE                                                                                  Limit
------------------------------------------------------------------------------------------ --------------------------
BORROWING The borrowing of money from banks to meet redemptions or for other temporary                30%
or emergency purposes.  Speculative exposure risk.
------------------------------------------------------------------------------------------ --------------------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single country               --
or region.  Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.  Currency, market, political risks.
------------------------------------------------------------------------------------------ --------------------------
CURRENCY HEDGING Instruments, such as options, futures, forwards or swaps, intended to                --
manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates. Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.(2)
------------------------------------------------------------------------------------------ --------------------------
EMERGING MARKETS Countries generally considered to be relatively less developed or                    | |
industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
EQUITY AND EQUITY RELATED SECURITIES Common stocks and other securities                               |X|
representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------ --------------------------


                                       13

------------------------------------------------------------------------------------------ --------------------------
INVESTMENT PRACTICE                                                                                  Limit
------------------------------------------------------------------------------------------ --------------------------
FOREIGN SECURITIES Securities of foreign issuers.  May include depository receipts.                   10%
Currency, information, liquidity, market, operational, political, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to hedge                --
against or speculate on future changes in currency values, interest rates or stock indexes.  Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(2)
------------------------------------------------------------------------------------------ --------------------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular                     --
security, currency or index of securities at a fixed price within a certain time period.  Correlation, credit, hedged exposure, liquidity, market speculative exposure, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests in                 --
enterprises they own or control.  Access, currency, information, liquidity, operational, political, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest                          | |
primarily in income-producing real estate or real-estate-related loans or interests. Credit, liquidity, interest-rate, market risks.
------------------------------------------------------------------------------------------ --------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on                      15%
trading, or those not actively traded.  May include private placements.  Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
SECTOR CONCENTRATION Investing more than 25% of the fund's net assets in a group of                   --
related industries (i.e., the Industry Group level of the Global Industry Classification
Standard).  Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market.  Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.
------------------------------------------------------------------------------------------ --------------------------
SECURITIES LENDING  Lending fund securities to financial institutions; the fund receives            33 1/3%
cash, U.S. government securities or bank letters of credit as collateral.  Credit, liquidity, market risks.
------------------------------------------------------------------------------------------ --------------------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing them for               --
a profit on the expectation that the market price will drop.  If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform smaller mutual funds that do not take short positions.  Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------ --------------------------


                                       14

------------------------------------------------------------------------------------------ --------------------------
INVESTMENT PRACTICE                                                                                  Limit
------------------------------------------------------------------------------------------ --------------------------
SHORT SALES "AGAINST THE BOX" A short sale when the fund owns enough shares of the                    --
security involved to cover the borrowed securities, if necessary. Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------ --------------------------
SHORT-TERM TRADING Selling a security shortly after purchase. The fund engaging                       |X|
in short-term trading will have higher turnover and transaction expenses.
Increased short-term capital gains distributions could raise shareholders'
income tax liability.
------------------------------------------------------------------------------------------ --------------------------
SPECIAL-SITUATION COMPANIES Companies experiencing unusual developments                               | |
affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special-situation company could decline in value and hurt the fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.
------------------------------------------------------------------------------------------ --------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small relative market                               | |
capitalizations. Information, liquidity, market, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow the              --
fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted.  Credit, currency, information, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
SWAPS  A contract between the fund and another party in which the parties agree to                    --
exchange streams of payments based on certain benchmarks. For example, the fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market, political, speculative exposure, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
TECHNOLOGY COMPANIES Companies which may benefit significantly from advances or                       |X|
improvements in technology. Liquidity, market, valuation risks.
------------------------------------------------------------------------------------------ --------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in                               | |
investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.
------------------------------------------------------------------------------------------ --------------------------


                                       15

------------------------------------------------------------------------------------------ --------------------------
INVESTMENT PRACTICE                                                                                  Limit
------------------------------------------------------------------------------------------ --------------------------
WARRANTS Options issued by a company granting the holder the right to buy                             |X|
certain | securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------ --------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for                 --
delivery at a future date; market value may change before delivery.  Liquidity, market, speculative exposure risks.
------------------------------------------------------------------------------------------ --------------------------

1. The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

2. The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

3. The fund will limit its investments in mortgage-backed and asset-backed securities to 20% of net assets.

                                MEET THE MANAGERS



Robert E. Rescoe and Erik Mace are responsible for the day-to-day management of the fund.

ROBERT E. RESCOE, Managing Director, is Head of US Equity Research and a Portfolio Manager specializing in US Value Equities. Mr. Rescoe joined Warburg Pincus Asset Management (WPAM) in 1993 and came to Credit Suisse in 1999 when it acquired WPAM. Previously, Mr. Rescoe was a Vice President and Equity Analyst at Fred Alger Management and a Senior Equity Analyst at American General Capital Management. Mr. Rescoe holds an MBA in finance from the University of Texas and a BA in political science from Tulane University. He is a CFA charterholder.

ERIK MACE, Managing Director, is a Research Analyst in US Equities. In this role, Mr. Mace is responsible for focusing on the retailing, restaurant and gaming/lodging industries in Large-Capitalization US Equity portfolios. Prior to joining Credit Suisse in 1999, Mr. Mace worked with WPAM. Previously, Mr. Mace served as a Supermarkets Equity Analyst with NatWest Securities. Prior to that, Mr. Mace served as a Research Associate with PaineWebber. Mr. Mace earned an MBA in finance and accounting from Columbia University Graduate School of Business and a BA in economics and sociology from the University of Virginia.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

           Job titles indicate positions with the investment adviser.

                              MORE ABOUT YOUR FUND

|X|  SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before a fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

|X|  ACCOUNT STATEMENTS

In general, you will receive account statements as follows:

     |X| after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

     |X|  after any changes of name or address of the registered owner(s)

     |X|  otherwise, every calendar quarter

You will also receive annual and semiannual financial reports.

|X|  DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions will be reinvested in additional Common Class shares, unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

Estimated year-end distribution information, including record and payment dates, generally will be available at www.credit-suisse.com/us or by calling 1-800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

|X|  TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2008, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to "qualified dividend income" received by the fund. "Qualified dividend income" generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

Buying Shares

|X|  OPENING AN ACCOUNT

Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call our Shareholder Service Center to receive one by mail or fax.

You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV. The fund reserves the right to reject any purchase order.

The fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans,
(2) investment advisory clients of Credit Suisse, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

|X|  BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper Form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

|X|  FINANCIAL SERVICES FIRMS

You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

Some of the firms through which the fund is available include:

     | |  Charles Schwab & Co., Inc. Mutual Fund OneSource(R) service

     | |  Fidelity Brokerage Services, Inc. FundsNetwork(R) Program

     | |  TD Waterhouse Mutual Fund Network

-------------------------------------------------------
MINIMUM INITIAL INVESTMENT

Regular account:                            $2,500
IRAs:                                       $500
Transfers/Gifts to Minors:                  $500
-------------------------------------------------------

There is no minimum investment requirement for employees and clients of Credit Suisse and its affiliates or for retirement plan programs. The fund reserves the right to modify or waive minimum initial investment requirements.

|X|  ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Common Class account application.

|X|  INVESTMENT CHECKS

Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, we cannot accept "starter" checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks will be returned to you and your purchase order will not be processed.

|X|  EXCHANGING SHARES

The fund reserves the right to:

|X|  reject any purchase order made by means of an exchange from another fund

|X| change or discontinue its exchange privilege after 60 days' notice to current investors

|X|  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed NAV.

                                  BUYING SHARES

----------------------------------------------------------------------------------------------------------------------
Opening An Account                                                     Adding to An Account
----------------------------------------------------------------------------------------------------------------------
By Check
----------------------------------------------------------------------------------------------------------------------
|X|  Complete the New Account Application.                  |X|  Make your check payable to Credit Suisse Funds.
|X|  For IRAs use the Universal IRA Application.            |X|  Write the account number and the fund name on
|X|  Make your check payable to Credit Suisse Funds.             your check.
|X|  Write the fund name on the check.                      |X|  Mail to Credit Suisse Funds
|X|  Mail to Credit Suisse Funds                            |X|  Minimum amount is $100
----------------------------------------------------------------------------------------------------------------------
By Exchange
----------------------------------------------------------------------------------------------------------------------
|X|  Call our Shareholder Service Center to request an      |X|  Call our Shareholder Service Center to request
     exchange from another Credit Suisse Fund. Be sure to        an exchange from another Credit Suisse Fund.
     read the current Prospectus for the new fund. Also     |X|  Minimum amount is $250.
     please observe the minimum initial investment.         |X|  If you do not have telephone privileges, mail
|X|  If you do not have telephone privileges, mail or            or fax a letter of instruction signed by all
     fax a letter of instruction signed by all                   shareholders.
     shareholders.
----------------------------------------------------------------------------------------------------------------------
By Wire
----------------------------------------------------------------------------------------------------------------------
|X|  Complete and sign the New Account Application.         |X|  Call our Shareholder Service Center by 4 p.m.
|X|  Call our Shareholder Service Center and fax the             eastern time to inform us of the incoming wire.
     signed New Account Application by 4 p.m. eastern time.      Please be sure to specify your name, the account
|X|  The Shareholder Service Center will telephone you           number and the fund name on your wire advice.
     with your account number. Please be sure to specify    |X|  Wire the money for receipt that day.
     your name, the account number and the fund name on     |X|  Minimum amount is $500.
     your wire advice.
|X|  Wire your initial investment for receipt that day.
|X|  Mail the original, signed application to Credit
     Suisse Funds.

This method is not available for IRAs.
----------------------------------------------------------------------------------------------------------------------
By Automated Clearing House (ACH) Transfer
----------------------------------------------------------------------------------------------------------------------


                                       24

----------------------------------------------------------------------------------------------------------------------
|X|  Cannot be used to open an account.                     |X|  Call our Shareholder Service Center to request
                                                                 an ACH transfer from your bank.
                                                            |X|  Your purchase will be effective at the next NAV
                                                                 calculated after we receive your order in
                                                                 proper form.
                                                            |X|  Minimum amount is $50.
                                                            |X|  Requires ACH on Demand privileges.
----------------------------------------------------------------------------------------------------------------------

                                  800-927-2874
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                 SELLING SHARES

----------------------------------------------------------------------------------------------------------------------
Selling Some Or All Of Your Shares                            Can Be Used For
----------------------------------------------------------------------------------------------------------------------
By Mail
----------------------------------------------------------------------------------------------------------------------
Write us a letter of instruction that includes:             |X|  Accounts of any type.
|X|  your name(s) and signature(s)                          |X|  Sales of any amount.
|X|  the fund name and account number                       For IRAs please use the IRA Distribution Request Form.
|X|  the dollar amount you want to sell
|X|  how to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Selling Shares in Writing").

Mail the materials to Credit Suisse Funds. If only a
letter of instruction if required, you can fax it to
the Shareholder Service Center (unless a signature
guarantee is required).
----------------------------------------------------------------------------------------------------------------------
By Exchange
----------------------------------------------------------------------------------------------------------------------
|X|  Call our Shareholder Service Center to request an      |X|  Accounts with telephone privileges.
     exchange into another Credit Suisse Fund. Be sure to   If you do not have telephone privileges, mail or fax a
     read the current Prospectus for the new fund. Also     letter of instruction to exchange shares.
     please observe the minimum initial investment.
----------------------------------------------------------------------------------------------------------------------
By Phone
----------------------------------------------------------------------------------------------------------------------
Call our Institutional Services Center to request a         |X|  Accounts with telephone privileges.
redemption.  You can receive the proceeds as:
|X|  a check mailed to the address of record ($100
     minimum)
|X|  an ACH transfer to your bank ($50 minimum)
|X|  a wire to your bank ($500 minimum)

See "By Wire or ACH Transfer" for details.
----------------------------------------------------------------------------------------------------------------------
By Wire or ACH Transfer
----------------------------------------------------------------------------------------------------------------------
|X|  Complete the "Wire Instructions" or "ACH on            |X|  Accounts with wire redemption or ACH on Demand
     Demand" section of your New Account Application.            privileges.
----------------------------------------------------------------------------------------------------------------------



                                       26

----------------------------------------------------------------------------------------------------------------------
|X|  For federal-funds wires, proceeds will be wired        |X|  Request by phone or mail.
     on the next business day. For ACH transfers,
     proceeds will be delivered within two business days.
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------
HOW TO REACH US

SHAREHOLDER SERVICE CENTER
Toll free:  800-927-2874
Fax:  888-606-8252

MAIL:
Credit Suisse Funds
P.O. Box 55030
Boston, MA  02205-5030

OVERNIGHT/COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn:  Credit Suisse Funds
66 Brooks Drive
Braintree, MA 02184

INTERNET WEB SITE
www.credit-suisse.com/us

WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn:  Mutual Funds/Custody Dept.
[Credit Suisse Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and Account Registration]
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|X|  SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

     | |  accounts whose address of record has been changed within the past
          30 days

     | |  redemptions in certain large accounts (other than by exchange)

     | | requests to send the proceeds to a different payee or address than on record

     | | shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted.

|X|  RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S.Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another Credit Suisse Fund.

|X|      LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

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MINIMUM TO KEEP AN ACCOUNT OPEN
Regular account:                                     $2,000
IRAs                                                 $250
Transfers/Gifts to Minors:                           $250
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The fund reserves the right to modify or waive this requirement. If the fund increases the minimum amount required to keep an account open, it will give current shareholders 15 days' notice of any increase. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

                              SHAREHOLDER SERVICES

|X|  AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by our Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.

|X|  STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 1-800-927-2874.

The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's SAI.

|X|  RETIREMENT PLANS

Credit Suisse offers a range of tax-advantaged retirement accounts, including:

| |  Traditional IRAs
| |  Roth IRAs
| |  Spousal IRAs
| |  Rollover IRAs
| |  SEP IRAs

To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

|X|  TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

|X|  ACCOUNT CHANGES

Call our Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

                                 OTHER POLICIES

|X|  TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear.

If you wire money without first calling our Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the Exchange, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial services firm may charge a fee to send or receive wire transfers.

While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

Uncashed redemption or distribution checks do not earn interest.

|X|  FREQUENT PURCHASES AND SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records. The fund works with financial intermediaries that maintain omnibus accounts to monitor trading activity by underlying shareholders within the accounts to detect and eliminate excessive trading activity but may not be successful in causing intermediaries to limit frequent trading by their customers. Consequently, there can be no assurance that excessive trading will not occur. As a result, some shareholders may be able to engage in market timing while other shareholders are harmed by such activity.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for "market timing" above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "More About Your Fund -- Share Valuation."

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs, although the fund has not entered into arrangements with these persons or any other person to permit frequent purchases or redemptions of fund shares. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the funds do and have different consequences associated with it.

The fund's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

|X|  SPECIAL SITUATIONS

The fund reserves the right to:

| |  charge a wire-redemption fee
| |   make a "redemption in kind"--payment in portfolio securities rather than
     cash--for certain large redemption amounts that could hurt fund operations | | suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)
| | stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                                OTHER INFORMATION

|X|      ABOUT THE DISTRIBUTOr

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse Asset Management, LLC, is responsible for:

| |  making the fund available to you
| |  account servicing and maintenance
| |  other administrative services related to sale of the Common Class shares

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse Asset Management, LLC or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

|X|  ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during their past fiscal year.

|X|  OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
         800-927-2874

BY FACSIMILE:
         888-606-8252

BY MAIL:
         Credit Suisse Funds
         P.O. Box 55030
         Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
         Boston Financial Data Services, Inc.
         Attn:  Credit Suisse Funds
         66 Brooks Drive
         Braintree, MA 02184

ON THE INTERNET:
         www.credit-suisse.com/us

The fund's SAI and Annual and Semiannual Reports are available on Credit Suisse's website, www.credit-suisse.com/us.

SEC File Number: 811-04604
Credit Suisse Capital Funds
Credit Suisse U.S. Multi-Cap Research Fund

P.O. Box 55030, Boston, MA 02205-5030 800-927-2874 www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC.,
DISTRIBUTOR.                                               USMCRF-1-PRO-CMN-0206

                       STATEMENT OF ADDITIONAL INFORMATION

                              ______________, 2006

--------------------------------------------------------------------------------

                       Class A, C and Common Shares of the

                  CREDIT SUISSE LONG-SHORT MARKET NEUTRAL FUND

                       Class A, C and Common Shares of the

                     CREDIT SUISSE TOTAL RETURN GLOBAL FUND

                       Class A, C and Common Shares of the

                   CREDIT SUISSE U.S. MULTI-CAP RESEARCH FUND

            This combined STATEMENT OF ADDITIONAL INFORMATION provides information about the Credit Suisse Long-Short Market Neutral Fund (the "Long-Short Market Neutral Fund"), the Credit Suisse Total Return Global Fund (the "Total Return Global Fund") and the Credit Suisse U.S. Multi-Cap Research Fund (the "U.S. Multi-Cap Research Fund") (each a "Fund," and together, the "Funds") that supplements information contained in (i) the PROSPECTUS for the Common Shares of the Long-Short Market Neutral Fund, dated_________, 2006; (ii) the PROSPECTUS for the Class A and Class C Shares of the Long-Short Market Neutral Fund, dated ___________, 2006; (iii) the PROSPECTUS for the Common Shares of the Total Return Global Fund, dated __________, 2006; (iv) the PROSPECTUS for the Class A and Class C Shares of the Total Return Global Fund, dated __________, 2006; (v) the PROSPECTUS for the Common Shares of the U.S. Multi-Cap Research Fund, dated ____________, 2006 and (vi) the PROSPECTUS for the Class A and Class C Shares of the U.S. Multi-Cap Research Fund, dated __________, 2006, each as amended or supplemented from time to time (each, a "PROSPECTUS," and collectively, the "PROSPECTUSES"), and is incorporated by reference in its entirety into those PROSPECTUSES.

            When issued, the Funds' audited ANNUAL REPORT for each class of shares it makes available, which either will accompany this STATEMENT OF ADDITIONAL INFORMATION or will have previously been provided to the investor to whom this STATEMENT OF ADDITIONAL INFORMATION is being sent, as relevant to the particular investor, is incorporated herein by reference.

            This STATEMENT OF ADDITIONAL INFORMATION is not itself a prospectus. Copies of the PROSPECTUSES AND ANNUAL REPORTS may be obtained by writing or telephoning:

                       CLASS A, CLASS C AND COMMON SHARES

                               Credit Suisse Funds
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                 (800) 927-2874

                                TABLE OF CONTENTS


                                                                                               Page
INVESTMENT OBJECTIVES AND POLICIES...........................................................     1
     Investment Policies.....................................................................     1
     Options on Securities and Securities Indices and Currency Transactions..................     1
            Securities Options...............................................................     2
            Securities Index Options.........................................................     5
            OTC Options......................................................................     5
            Currency Exchange Transactions...................................................     6
            Forward Currency Contracts.......................................................     6
            Currency Options.................................................................     7
            Currency Hedging.................................................................     7
     Futures Activities......................................................................     8
            Futures Contracts................................................................     9
            Options on Futures Contracts.....................................................    10
            Asset Coverage for Forward Contracts, Options, Futures and Options on Futures....    10
     Hedging Generally.......................................................................    11
     Foreign Investments.....................................................................    12
            Foreign Currency Exchange........................................................    12
            Information......................................................................    13
            Political Instability............................................................    13
            Foreign Markets..................................................................    13
            Increased Expenses...............................................................    13
            Foreign Debt Securities..........................................................    13
            Sovereign Debt...................................................................    14
            Brady Bonds......................................................................    15
            Depository Receipts..............................................................    16
            Emerging Markets.................................................................    16
     U.S. Government Securities..............................................................    16
     Money Market Obligations................................................................    17
     Repurchase Agreements...................................................................    17
     Debt Securities.........................................................................    18
            Mortgage-Backed Securities.......................................................    20
            Asset-Backed Securities..........................................................    21
            Collateralized Mortgage Obligations..............................................    22
     Convertible Securities..................................................................    24
     Municipal Obligations...................................................................    25
     REITs...................................................................................    26
            Investing in REITs involves certain risks........................................    26
     Securities of Other Investment Companies................................................    26
     Exchange-traded Funds...................................................................    26
     Lending of Portfolio Securities.........................................................    27
     When-Issued Securities, Delayed-Delivery Transactions and Forward Commitments...........    28



     Short Sales (Excluding Short Sales "Against the Box")...................................    29
     Short Sales "Against the Box"...........................................................    30
     Warrants................................................................................    30
     Non-Publicly Traded and Illiquid Securities.............................................    31
            Rule 144A Securities.............................................................    32
     Borrowing...............................................................................    33
     Small Capitalization and Emerging Growth Companies; Unseasoned Issuers..................    33
     "Special Situation" Companies...........................................................    33
INVESTMENT RESTRICTIONS......................................................................    34
PORTFOLIO VALUATION..........................................................................    38
PORTFOLIO TRANSACTIONS.......................................................................    40
PORTFOLIO TURNOVER...........................................................................    42
MANAGEMENT OF THE FUNDS......................................................................    42
     Officers and Boards of Trustees.........................................................    42
     Ownership in Securities of the Funds and Fund Complex...................................    46
     Committees and Meetings of Trustees.....................................................    47
     Trustees' Total Compensation............................................................    48
     Proxy Voting Policy.....................................................................    49
     Disclosure of Portfolio Holdings........................................................    49
     Advisory Agreements.....................................................................    52
     Registered Investment Companies; Other Pooled Investment Vehicles; Other Accounts.......    56
     Code of Ethics..........................................................................    56
     Conflicts of Interest...................................................................    57
     Distribution and Shareholder Servicing..................................................    58
            Distributor......................................................................    58
            Class A and Class C Shares.......................................................    58
            General..........................................................................    59
     Organization of the Funds...............................................................    59
     General.................................................................................    61
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................................    61
     Common Class Shares.....................................................................    62
     Class A Shares and Class C Shares.......................................................    62
     Redemptions.............................................................................    63
            General..........................................................................    63
            Automatic Cash Withdrawal Plan...................................................    64
     Contingent Deferred Sales Charge - General..............................................    64
EXCHANGE PRIVILEGE...........................................................................    64
ADDITIONAL INFORMATION CONCERNING TAXES......................................................    66
     The Funds...............................................................................    66
     Special Tax Considerations..............................................................    68
            Short Sales......................................................................    68
            Zero Coupon Securities...........................................................    69
            Constructive Sales...............................................................    69
            Straddles........................................................................    69
            Swaps............................................................................    70



            Foreign Currency Transactions....................................................    70
     Taxation of U.S. Shareholders...........................................................    72
            Dividends and Distributions......................................................    72
            Sales of Shares..................................................................    73
            Backup Withholding...............................................................    74
            Notices..........................................................................    74
            Other Taxation...................................................................    74
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL....................................    76
FINANCIAL STATEMENTS.........................................................................    76

APPENDIX A - Proxy Voting Policies and Procedures............................................   A-1
APPENDIX B - Description of Ratings..........................................................   B-1
APPENDIX C - Special Fee Arrangements........................................................   C-1


                       INVESTMENT OBJECTIVES AND POLICIES

            The following policies supplement the descriptions of each Fund's investment objective and policies in the PROSPECTUSES. The Board of Trustees may change the investment objective of each Fund without shareholder approval. There are no assurances that the Funds will achieve their investment objectives.

            The investment objective of the Long-Short Market Neutral Fund is total return.

            The investment objective of the Total Return Global Fund is total return.

            The investment objective of the U.S. Multi-Cap Research Fund is capital growth.

            The Long-Short Market Neutral Fund, under normal market conditions, seeks a total return greater than the return of 1-month London Interbank Offer Rate ("LIBOR") through long positions in stocks that are identified as attractive and short positions in stocks that are identified as unattractive. The Long-Short Market Neutral Fund focuses primarily on companies with a market capitalization of $1 billion or more.

            The Total Return Global Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of companies from at least three countries, including the United States. The Total Return Global Fund seeks to achieve an aggregate absolute return of 3-month LIBOR plus 350 basis points, gross of fees, over a three- to five-year economic cycle.

            The U.S. Multi-Cap Research Fund, under normal market conditions, invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of U.S. companies. The U.S. Multi-Cap Research Fund focuses on companies included in the Russell 1000 Index at the time of purchase.

            INVESTMENT POLICIES. Set forth below is additional information on each Fund's investment policies and strategies. Unless otherwise indicated, each of the Funds is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below. The Funds do not represent that these techniques are available now or will be available in the future.

            OPTIONS ON SECURITIES AND SECURITIES INDICES AND CURRENCY TRANSACTIONS. The Long-Short Market Neutral Fund and the Total Return Global Fund may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return, subject to the limitations set forth below. Each of these Funds may enter into futures contracts and options on futures contracts on securities, securities indices, foreign currencies and interest rates and may engage in spot and forward currency exchange transactions (known as "foreign exchange transactions") for these same purposes, which may involve speculation. The amount of assets considered to be "at risk" in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

            The Long-Short Market Neutral Fund and the Total Return Global Fund may write covered calls on securities or securities indices for purposes of hedging against a decline in the value of the respective portfolio securities. The Funds may write covered calls, purchase calls, purchase put options and write covered put options on securities and securities indices both for hedging and return enhancement purposes. The Funds may also seek to increase its return or to hedge all or a portion of its portfolio investments through the use of financial instruments, such as financial futures contracts and options thereon.

            The Long-Short Market Neutral Fund and the Total Return Global Fund may not write a covered call option if, as a result thereof, the aggregate value of a Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or the market value of the underlying securities) or the amount deposited in a segregated account would exceed 5% of a Fund's total assets. The Funds may not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of its total assets.

            SECURITIES OPTIONS. The Long-Short Market Neutral Fund and the Total Return Global Fund realize fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

            The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use. However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period. Writing securities options may result in substantial losses to a Fund, force the sale or purchase of fund securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

            The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, a Fund, as the writer of a covered call option, forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). When a Fund writes call options, it retains the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

            If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices decline, the put writer would expect to suffer a loss. This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

            In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, a Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

            Additional risks exist with respect to certain of the securities for which a Fund may write covered call options. For example, if a Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund may compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

            Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Funds may write (i) in-the-money call options when Credit Suisse Asset Management, LLC, the Funds' investment adviser ("Credit Suisse" or the "Adviser"), expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when Credit Suisse expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when Credit Suisse expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

            Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by a Fund prior to the exercise of options that it has purchased or, if permissible, written, respectively, of options of the same series) in which a Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter ("OTC") market. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of a Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

            There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, a Fund's ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund. The Funds, however, will purchase OTC options only from dealers whose debt securities, as determined by Credit Suisse, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

            Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class, which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of Credit Suisse and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options a Fund will be able to purchase on a particular security.

            SECURITIES INDEX OPTIONS. The Long-Short Market Neutral Fund and the Total Return Global Fund may purchase and write exchange-listed and put and call options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

            Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

            OTC OPTIONS. The Long-Short Market Neutral Fund and the Total Return Global Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

            Each of these Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

            Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

            CURRENCY EXCHANGE TRANSACTIONS. The value in U.S. dollars of the assets of a Fund that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. Each Fund will conduct its currency exchange transactions (i) on a spot (I.E., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into currency futures contracts or options on such contracts (as described below), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options. Risks associated with currency forward contracts and purchasing currency options are similar to those described herein for futures contracts and securities and stock index options. In addition, the use of currency transactions could result in losses from the imposition of foreign exchange controls, suspension of settlement or other governmental actions or unexpected events. Each Fund may engage in currency exchange transactions for both hedging purposes and to increase total return, which may involve speculation.

            FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

            A Fund may also enter into forward currency contracts with respect to specific transactions. For example, when a Fund anticipates the receipt in a foreign currency of interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

            At or before the maturity of a forward contract entered into to hedge against currency fluctuations with respect to a portfolio security, a Fund may either sell the portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

            Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to a Fund. To the extent the Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (E.G., through the use of hedging transactions).

            CURRENCY OPTIONS. The Long-Short Market Neutral Fund and the Total Return Global Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

            CURRENCY HEDGING. The Funds' currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

            A decline in the U.S. dollar value of a foreign currency in which a Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, a Fund may purchase foreign currency put options. If the value of the foreign currency does decline, a Fund will have the right to sell the foreign currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to a Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Instead, profit to the currency trader is included in the purchase price. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

            While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against a price decline if the issuer's creditworthiness deteriorates.

            FUTURES ACTIVITIES. The Long-Short Market Neutral Fund and the Total Return Global Fund may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or, consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes, including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return. Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" will not exceed 5% of a Fund's net asset value (or "NAV") after taking into account unrealized profits and unrealized losses on any such contracts it has entered. Each Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts in accordance with the Fund's policies. Each Fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

            FUTURES CONTRACTS. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

            No consideration is paid or received by a Fund upon entering into a futures contract. Instead, a Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if a Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Funds will also incur brokerage costs in connection with entering into futures contracts.

            At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate a Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect a Fund's performance.

            OPTIONS ON FUTURES CONTRACTS. The Long-Short Market Neutral Fund and the Total Return Global Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

            An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the NAV of the Fund.

            ASSET COVERAGE FOR FORWARD CONTRACTS, OPTIONS, FUTURES AND OPTIONS ON FUTURES. The Long-Short Market Neutral Fund and the Total Return Global Fund will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Funds on currencies, securities and indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by a Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

            For example, a call option written by a Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities subject to the call without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund may require the Fund to segregate assets (as described above) equal to the exercise price. A Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If a Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Each Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

            HEDGING GENERALLY. The Long-Short Market Neutral Fund and the Total Return Global Fund may enter into options, futures and currency exchange transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

            In hedging transactions based on an index, whether a Fund will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Funds' hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if the markets do not move as anticipated when the hedge is established. Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by Credit Suisse still may not result in a successful hedging transaction.

            Each Fund will engage in hedging transactions only when deemed advisable by Credit Suisse, and successful use by the Funds of hedging transactions will be subject to Credit Suisse's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

            To the extent that a Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and a Fund may be unable to close out a position without incurring substantial losses, if at all. The Funds are also subject to the risk of a default by a counterparty to an off-exchange transaction.

            FOREIGN INVESTMENTS. The Long-Short Market Neutral Fund, Total Return Global Fund and the U.S. Multi-Cap Research Fund may invest its assets in securities of issuers doing business primarily outside the U.S. or domiciled outside the U.S. ("foreign securities"). The U.S. Multi-Cap Research Fund will limit to 10% the portion of its assets in foreign securities. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In addition, foreign investments by the Funds are subject to the risk that natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Natural disaster risks are, of course, not limited to foreign investments and may apply to a Fund's domestic investments as well. Each Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

            FOREIGN CURRENCY EXCHANGE. Since each Fund may invest in securities denominated in currencies other than the U.S. dollar, and since a Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, each Fund's investments in foreign companies may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed by a Fund with respect to its foreign investments. Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. A Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the valuation of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures. See "Currency Exchange Transactions" and "Futures Activities" above.

            INFORMATION. Many of the foreign securities held by the Funds will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about these securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

            POLITICAL INSTABILITY. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

            FOREIGN MARKETS. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold, which may result in increased exposure to market and foreign exchange fluctuation and increased liquidity.

            INCREASED EXPENSES. The operating expenses of a Fund, to the extent it invests in foreign securities, can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Fund associated with foreign investing, such as custodial costs, valuation costs and communication costs, are higher than those costs incurred by other investment companies. In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

            FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

            The foreign government securities in which the Total Return Global Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

            Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the euro, the new single currency for eleven Economic and Monetary Union member states. The euro represents specified amounts of the currencies of certain member states of the Economic and Monetary Union and was introduced on January 1, 1999.

            SOVEREIGN DEBT. Investments in sovereign debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of a default. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

            A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

            The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Total Return Global Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While Credit Suisse intends to manage the Fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

            Investors should also be aware that certain sovereign debt instruments in which the Total Return Global Fund may invest involve great risk. Sovereign debt of issuers in many emerging markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's Investors Service ("Moody's") and the Standard and Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such sovereign debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated "D" by S&P or "C" by Moody's. The Fund may have difficulty disposing of certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and the Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its NAV. From time to time, the Fund may purchase securities not paying interest at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income or capital appreciation.

            BRADY BONDS. The Total Return Global Fund may invest in so-called "Brady Bonds," to the extent permitted by its other investment restrictions, which have been issued by, among other countries, Argentina, Brazil, the Dominican Republic, Mexico, Nigeria, the Philippines, Poland, and Venezuela and which may be issued by other Latin American and ex-Soviet Union countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history, and are subject to, among other things, the risk of default. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and some are actively traded in the OTC secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative.

            Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

            Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

            DEPOSITORY RECEIPTS. Assets of the Funds may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and International Depository Receipts ("IDRs"), instruments that evidence ownership of underlying securities issued by a foreign corporation. ADRs, EDRs and IDRs may not necessarily be denominated in the same currency as the securities whose ownership they represent. ADRs are typically issued by a U.S. bank or trust company. EDRs (sometimes referred to as Continental Depository Receipts) are issued in Europe and IDRs (sometimes referred to as Global Depository Receipts) are issued outside the United States, each typically by non-U.S. banks and trust companies. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in emerging markets. For purposes of the Funds' investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

            ADRs are publicly traded on exchanges or OTC in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

            EMERGING MARKETS. Each Fund may invest in securities of issuers located in less developed countries considered to be "emerging markets." The Total Return Global Fund will limit to 30% the portion of its assets in emerging markets. Investing in securities of issuers located in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of emerging markets that may affect investment there include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

            U.S. GOVERNMENT SECURITIES. Each Fund may invest in the obligations issued or guaranteed by the U.S. government. These investments include: direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury

Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are: instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

            Other U.S. government securities in which the Funds may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Each Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if Credit Suisse determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

            MONEY MARKET OBLIGATIONS. Each of the Funds is authorized to invest in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five years or less remaining to maturity) money market obligations. Money market instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

            REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with respect to marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). The Funds may enter into repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. Credit Suisse monitors the creditworthiness of those bank and non-bank dealers with which the Fund enters into repurchase agreements to evaluate this risk. A repurchase agreement is considered to be a loan under the Investment Company Act of 1940 (the "1940 Act").

            DEBT SECURITIES. The Total Return Global Fund may invest in investment grade fixed-income securities. The interest income to be derived may be considered as one factor in selecting debt securities for investment by Credit Suisse. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy is dependent upon Credit Suisse's ability to forecast accurately changes in interest rates. The market value of debt obligations may also be expected to vary depending upon, among other factors, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

            Moody's and S&P are private services that provide ratings of the credit quality of debt securities and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in Appendix B to this STATEMENT OF ADDITIONAL INFORMATION.

            Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a debt security's rating. Subsequent to a security's purchase by the Fund, it may cease to be rated or it may be downgraded. Neither event will require the sale of such securities, although the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. The Adviser may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

            The interest income to be derived may be considered as one factor in selecting debt securities for investment by Credit Suisse. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The success of such a strategy is dependent upon Credit Suisse's ability to accurately forecast changes in interest rates. The market value of debt obligations may be expected to vary depending upon, among other factors, interest rates, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions.

            A security will be deemed to be investment grade if it is rated within the four highest grades by Moody's or S&P or, if unrated, is determined to be of comparable quality by Credit Suisse. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. Investors should be aware that ratings are relative and subjective and not absolute standards of quality. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities, although Credit Suisse will consider such event in its determination of whether the Fund should continue to hold the securities.

            BELOW INVESTMENT GRADE SECURITIES. The Total Return Global Fund may invest in fixed-income securities rated below investment grade at the time of purchase.

            Below investment grade fixed-income securities may be rated as low as C by Moody's or D by S&P, or be deemed by Credit Suisse to be of equivalent quality. Securities that are rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. A security rated D by S&P is in default or is expected to default upon maturity or payment date. Below investment grade securities (commonly referred to as "junk bonds"), (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. The risk of loss due to default is significantly greater because these securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Issuers of below investment grade securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

            An economic recession could disrupt severely the market for such lower-rated securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

            To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for investment grade securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the

Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating its net asset value.

            MORTGAGE-BACKED SECURITIES. The Total Return Global Fund may invest in mortgage-backed and asset-backed securities. The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises (including those issued by GNMA, FNMA and FHLMC) and non-government issued mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. Although there may be government or private guarantees on the payment of interest and principal of these securities, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

            Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund's yield. In addition, mortgage-backed securities issued by certain non-government entities and CMOs may be less marketable than other securities.

            The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

            ASSET-BACKED SECURITIES. Asset-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities include those issued by the Student Loan Marketing Association. Asset-backed securities represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described herein. Asset-backed securities are considered an industry for industry concentration purposes, and the Total Return Global Fund will therefore not purchase any asset-backed securities which would cause 25% or more of the Fund's net assets at the time of purchase to be invested in asset-backed securities.

            Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized. The Fund may purchase asset-backed securities that are unrated.

            COLLATERALIZED MORTGAGE OBLIGATIONS. The Total Return Global Fund may purchase CMOs issued by agencies of the U.S. Government, instrumentalities established by the U.S. Government or government-sponsored enterprises, such as FHLMC or FNMA.

            CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide a Fund the means to pay the debt service on the CMOs.

            In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificate holders on a current basis, until other classes of the CMO are paid in full.

            Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest only ("IO") and principal only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases and vice versa.

            Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

            Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates--i.e., the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse IO class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

            STRUCTURED NOTES, BONDS OR DEBENTURES. The Total Return Global Fund and the Long-Short Market Neutral Fund may invest in structured notes, bonds or debentures. The Long-Short Market Neutral Fund will limit to 20% the portion of its assets in structured notes, bonds or debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the "Reference") or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund's entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

            INTEREST RATE, INDEX, MORTGAGE AND CURRENCY SWAPS; INTEREST RATE CAPS, FLOORS AND COLLARS. The Long-Short Market Neutral Fund and the Total Return Global Fund may enter into interest rate, index and mortgage swaps and interest rate caps, floors and collars for hedging purposes or to seek to increase total return and currency swaps for hedging purposes. Interest rate swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

            The Long-Short Market Neutral Fund and the Total Return Global Fund will enter into interest rate, index and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by a Fund under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate cap, floor or collar are held in a segregated account consisting of cash or liquid securities, the Long-Short Market Neutral Fund, the Total Return Global Fund and Credit Suisse believe that swaps do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to a Fund's borrowing restriction.

            A Fund will not enter into interest rate, index, mortgage or currency swaps, or interest rate cap, floor or collar transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by Credit Suisse.

            TEMPORARY DEFENSIVE STRATEGIES. When Credit Suisse believes that a defensive posture is warranted, a Fund may invest temporarily without limit in investment grade debt obligations and in domestic and foreign money market obligations, including repurchase agreements.

            CONVERTIBLE SECURITIES. Convertible securities in which the Long-Short Market Neutral Fund and U.S. Multi-Cap Research Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Subsequent to purchase by a Fund, convertible securities may cease to be rated or a rating may be reduced. Neither event will require sale of such securities, although Credit Suisse will consider such event in its determination of whether a Fund should continue to hold the securities.

            MUNICIPAL OBLIGATIONS. The Total Return Global Fund may invest in "Municipal Obligations." Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal Obligations are issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from regular federal income taxes.

            The two principal types of Municipal Obligations, in terms of the source of payment of debt service on the bonds, consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

            Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Consequently, the credit quality of revenue bonds is usually directly related to the credit standing of the user of the facility involved. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent-subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

            There are variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Appendix B to this STATEMENT OF ADDITIONAL INFORMATION contains further information concerning the ratings of Moody's and S&P and their significance.

            REITS. Each Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, amended (the "Code"). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

            INVESTING IN REITS INVOLVES CERTAIN RISKS. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

            SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

            EXCHANGE-TRADED FUNDS. The Total Return Global Fund may purchase shares of exchange-traded funds ("ETFs"). The Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Fund's purchases of ETF shares are subject to the 3/5/10% limitations described above. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:
(i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

            COMMODITY FUNDS. The Total Return Global Fund may invest in unregistered funds that invest all or substantially all of their assets in commodities such as minerals, timber, oil or gas. The Fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. Investing in commodities would subject the Fund to risks associated with commodity investing, including declines in the value of a commodity; worldwide and U.S. economic conditions; changes in environmental regulations affecting such commodities; among others.

            HEDGE FUNDS. The Total Return Global Fund may invest in hedge funds. Hedge funds typically have the flexibility to employ a variety of investment strategies using a broad range of financial instruments and asset classes. In addition, hedge funds typically will be active investors in the securities and commodities markets and are likely to have significant portfolio turnover.

            Most hedge funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not have the various protections afforded by the 1940 Act or the Securities Act of 1933, as amended (the "Securities Act") with respect to its investments in such unregistered hedge funds. In addition, the Fund will be required to pay such hedge funds an asset-based management fee and performance fees or incentive allocations generally equal to 10% to 30% of net profits.

            LENDING OF PORTFOLIO SECURITIES. Each Fund may each seek to receive or increase income by lending their respective portfolio securities. Each Fund may only use 33 1/3% of its assets for lending purposes. Each Fund will have the right to call such loans and obtain the securities loaned at any time on five days notice. Loans of portfolio securities will be collateralized by cash or liquid securities, which are segregated at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund involved. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

            By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not an investment objective of the Funds, income received could be used to pay a Fund's expenses and would increase an investor's total return. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least the applicable percentage of cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Any loans of a Fund's securities will be fully collateralized and marked to market daily. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as "qualified dividend income" for purposes of determining what portion of the Fund's dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains (see "Additional Information Concerning Taxes" below).

            WHEN-ISSUED SECURITIES, DELAYED-DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. The Long-Short Market Neutral Fund and the Total Return Global Fund may purchase securities on a when-issued basis or on a forward commitment basis, and it may purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The Funds engage in when-issued purchases and forward commitments in furtherance of its investment objectives.

            In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30 to 45 days after the transaction. The Funds will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction before the settlement date if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. The Funds will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery.

            When a Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Funds' incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

            SHORT SALES (EXCLUDING SHORT SALES "AGAINST THE BOX"). The Long-Short Market Neutral Fund and the Total Return Global Fund may from time to time sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

            To deliver the securities to the buyer, a Fund must arrange through a broker to borrow the securities and, in so doing, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

            A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, the Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

            Short selling necessarily involves certain additional risks. Such transactions expose the Funds to the risk of loss in an amount greater than the initial investment, and such losses can increase rapidly and without effective limit. There is the risk that the securities borrowed by a Fund in connection with a short sale would need to be returned to the securities lender on short notice. If such request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur, wherein the Fund might be compelled, at a disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the proceeds received earlier.

            SHORT SALES "AGAINST THE BOX" The Long-Short Market Neutral Fund and the Total Return Global Fund may enter into short sales "against the box." No more than 10% of each Fund's net assets (taken at the then current market value) may be held as collateral for such sales at any one time. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain without additional cost an equal amount of the security being sold short. It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. While the short sale is open, a Fund will continue to segregate an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position.

            A Fund may make a short sale as a hedge when it believes that the price of a security may decline and cause a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in a Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. See "Additional Information Concerning Taxes" for a discussion of the tax consequences to the Funds of effecting short sales against the box.

            If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if a Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Funds may effect short sales.

            WARRANTS. The Long-Short Market Neutral Fund and the U.S. Multi-Cap Research Fund may invest in warrants. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. A Fund may invest in warrants to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

            Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights except for the right to purchase the underlying security.

            NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

            Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

            In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

            Non-publicly traded securities (including Rule 144A Securities, discussed below) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. A Fund's investment in illiquid securities is subject to the risk that should such Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of such Fund's net assets could be adversely affected.

            RULE 144A SECURITIES. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Credit Suisse anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD, Inc.

            An investment in Rule 144A Securities will be considered illiquid and therefore subject to each Fund's limit on the purchase of illiquid securities unless the Board or its delegates determine that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board or its delegates may consider, INTER ALIA, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

            Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Funds. The Board has adopted guidelines and delegated to Credit Suisse the daily function of determining and monitoring the illiquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

            BORROWING. Each Fund may borrow up to 30% of the value of its total assets from banks to increase its holdings of portfolio securities or for other purposes. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds expect that some of their borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable sub-custodian, which may include the lender.

            SMALL CAPITALIZATION AND EMERGING GROWTH COMPANIES; UNSEASONED ISSUERS. Each Fund may invest in equity securities of small market capitalization companies, which for the purposes of a Fund, are those companies whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. Therefore, an investment in a Fund may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies. Investments in small- and medium-sized and emerging growth companies and companies with continuous operations of less than three years ("unseasoned issuers"), which may include foreign securities, involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements and accounting standards, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general. In addition, securities of these companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because such companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. These companies may have limited product lines, markets or financial resources and may lack management depth. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning these companies than for larger, more established ones.

            "SPECIAL SITUATION" COMPANIES. Each Fund may invest in securities of companies in special situations, that is, in securities the values of which may be affected by particular developments unrelated to business conditions generally, and which may fluctuate without relation to general market trends. "Special situation" companies are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, may provide an attractive investment opportunity. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Although investing in securities of small- and medium-sized and emerging growth companies, unseasoned issuers or issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in a Fund may involve a greater degree of risk than an investment in other mutual funds that seek growth of capital or capital appreciation by investing in better-known, larger companies.

                             INVESTMENT RESTRICTIONS

            The fundamental investment limitations of each Fund may not be changed without the affirmative vote of the holders of a majority of the relevant Fund's outstanding shares (each, a "Fundamental Restriction"). Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares.

            If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

            LONG-SHORT MARKET NEUTRAL FUND. The investment limitations numbered 1 through 9 are Fundamental Restrictions. The investment limitations numbered 10 and 11 may be changed by a vote of the Board at any time.

            The Fund may not:

                   1. Purchase the securities of any one issuer other than the United States Government or any of its agencies or instrumentalities if immediately after such purchase more than 5% of the value of the Fund's assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

                   2. Invest more than 25% of its net assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and provided further, that there is no limitation in respect of investments in U.S. Government Securities;

                   3. Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act;

                   4. Borrow money, except to the extent permitted under the 1940 Act;

                   5. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund or the Adviser might be deemed to be an underwriter for purposes of the Securities Act of 1933 and to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

                   6. Invest more than 15% of the value of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days;

                   7. Issue any senior security within the meaning of the 1940 Act (except to the extent that when-issued securities transactions, forward commitments, stand-by commitments or reverse repurchase agreements may be considered senior securities and except that the hedging and derivative transactions in which the Fund may engage and similar investment strategies are not treated as senior securities);

                   8. Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

                   9. Invest in commodities except that the Fund may purchase and sell futures contracts and options on futures contracts;

                   10. Pledge, mortgage or hypothecate its assets except to secure permitted borrowings or as otherwise permitted under the 1940 Act; or

                   11. Invest in other investment companies except to the extent permitted by the 1940 Act.

            TOTAL RETURN GLOBAL FUND. The investment limitations numbered 1 through 9 are Fundamental Restrictions. The investment limitations numbered 10 and 11 may be changed by a vote of the Board at any time.

            The Fund may not:

                   1. Purchase the securities of any one issuer other than the United States Government or any of its agencies or instrumentalities if immediately after such purchase more than 5% of the value of the Fund's assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

                   2. Invest more than 25% of its net assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and provided further, that there is no limitation in respect of investments in U.S. Government Securities or in municipal bonds (including industrial development bonds);

                   3. Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act;

                   4. Borrow money, except to the extent permitted under the 1940 Act;

                   5. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund or the Adviser might be deemed to be an underwriter for purposes of the Securities Act of 1933 and to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

                   6. Invest more than 15% of the value of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days;

                   7. Issue any senior security within the meaning of the 1940 Act (except to the extent that when-issued securities transactions, forward commitments, stand-by commitments or reverse repurchase agreements may be considered senior securities and except that the hedging and derivative transactions in which the Fund may engage and similar investment strategies are not treated as senior securities);

                   8. Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

                   9. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund (a) from purchasing or selling commodity-linked derivative instruments, including but not limited to swap agreements and commodity-linked structured notes, options and futures contracts with respect to indices or individual commodities, (b) from investing in securities or other instruments backed by physical commodities or by indices or (c) from investing in companies that invest in commodities or interests therein;

                   10. Pledge, mortgage or hypothecate its assets except to secure permitted borrowings or as otherwise permitted under the 1940 Act; or

                   11. Invest in other investment companies except to the extent permitted by the 1940 Act.

            U.S. MULTI-CAP RESEARCH FUND. The investment limitations numbered 1 through 8 are Fundamental Restrictions. The investment limitations numbered 9 through 11 may be changed by a vote of the Board at any time.

            The Fund may not:

                   1. Purchase the securities of any one issuer other than the United States Government or any of its agencies or instrumentalities if immediately after such purchase more than 5% of the value of the Fund's assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

                   2. Invest more than 25% of its net assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and provided further, that there is no limitation in respect of investments in U.S. Government Securities;

                   3. Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act;

                   4. Borrow money, except to the extent permitted under the 1940 Act;

                   5. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund or the Adviser might be deemed to be an underwriter for purposes of the Securities Act of 1933 and to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

                   6. Invest more than 15% of the value of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days;

                   7. Issue any senior security within the meaning of the 1940 Act (except to the extent that when-issued securities transactions, forward commitments, stand-by commitments or reverse repurchase agreements may be considered senior securities and except that the hedging and derivative transactions in which the Fund may engage and similar investment strategies are not treated as senior securities);

                   8. Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

                   9. Invest in commodities except that the Fund may purchase and sell futures contracts and options on futures contracts;

                   10. Pledge, mortgage or hypothecate its assets except to secure permitted borrowings or as otherwise permitted under the 1940 Act; or

                   11. Invest in other investment companies except to the extent permitted by the 1940 Act.

            The Funds do not consider the segregation of assets in connection with any of their investment practices to be a mortgage, pledge or hypothecation of such assets.

Securities freely saleable among qualified institutional investors under special rules adopted by the SEC ("Rule 144A Securities") are not considered to be subject to legal restrictions on transfer and may be considered liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity. Restricted securities will be valued in such manner as the Trustees of Credit Suisse Capital Funds in good faith deem appropriate to reflect their value. For purposes of the industry concentration limits above, the Funds will consider a group of related industries to be determined by reference to the Industry Group level of the Global Industry Classification Standard. Moreover, for the purposes of this test the determination of net assets for the Long-Short Market Neutral Fund shall exclude the Fund's short positions and collateral held with respect to them.

                               PORTFOLIO VALUATION

            The following is a description of the procedures used by each Fund in valuing its assets.

            Equity securities (including securities held "long" or "short") listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the "Primary Market") at the time of valuation (the "Valuation Time"). If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange where it trades at the Valuation Time. If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board ("Pricing Service"). If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board of Trustees.

            Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of each Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

            If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers. If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided. If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation, in which case the security will be valued at such bid quotation. Options contracts will be valued similarly. Futures contracts will be valued at the most recent settlement price as provided by a Pricing Service at the time of valuation.

            Swaps and other similar derivative or contractual type instruments are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract.

            Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board of each Fund. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

            Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to each Fund). If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to each Fund). If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to each Fund).

            Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Board of each Fund. In addition, the Board of each Fund or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value. If the value of a security has been materially affected by events occurring after the relevant market closes, but before a Fund calculates its NAV, the Fund may price those securities at fair value as determined in good faith in accordance with procedures approved by the Board of the Fund.

            Investments in private funds for which a current market value is not readily available shall be valued at their acquisition cost less related expenses, where identifiable, and will continue to be valued at such price unless and until the Board determines that such value does not represent fair value.

            Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (I.E., a day on which the NYSE is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which each Fund's NAV is not calculated. As a result, calculation of each Fund's NAV may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock

Exchange. If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board of each Fund.

                             PORTFOLIO TRANSACTIONS

            Credit Suisse is responsible for establishing, reviewing and, where necessary, modifying each Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by a Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. government securities.

            Credit Suisse will select portfolio investments and effect transactions for the Funds. In selecting broker-dealers, Credit Suisse does business exclusively with those broker-dealers that, in Credit Suisse's judgment, can be expected to provide the best service. The service has two main aspects: the execution of buy and sell orders and the provision of research. In negotiating commissions with broker-dealers, Credit Suisse will pay no more for execution and research services than it considers either, or both together, to be worth. The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold. The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time. Commissions for the combination of execution and research services that meet Credit Suisse's standards may be higher than for execution services alone or for services that fall below Credit Suisse's standards. Credit Suisse believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed. Further, Credit Suisse will receive only brokerage or research service in connection with securities transactions that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934 (the "Exchange Act") when paying such higher commissions. Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.

            All orders for transactions or other services in securities or options on behalf of a Fund are placed by Credit Suisse with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), Credit Suisse Securities (USA) LLC and other affiliates of Credit Suisse. A Fund may utilize CSAMSI or other affiliates of Credit Suisse in connection with a purchase or sale of securities when the Adviser believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

            Investment decisions for a Fund concerning specific portfolio securities are made independently from those for other clients advised by Credit Suisse. Such other investment clients may invest in the same securities as a Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which Credit Suisse believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold for the Funds. To the extent permitted by law, Credit Suisse may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

            Transactions for each of the Funds may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Funds will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

            Each Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. A Fund will engage in this practice, however, only when Credit Suisse, in its sole discretion, believe such practice to be otherwise in the Fund's interest.

            In no instance will portfolio securities be purchased from or sold to Credit Suisse, or Credit Suisse Securities (USA) LLC or any affiliated person of such companies. In addition, a Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                               PORTFOLIO TURNOVER

            The Funds do not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. In particular, the investment approach of the Long-Short Market Neutral Fund could result in a very high turnover rate (perhaps as high as 300-400% annually). Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

            Certain practices that may be employed by a Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, a Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's security instead of long-term investments based on fundamental valuation of securities. Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held. Consequently, the annual portfolio turnover rate of a Fund may be higher than mutual funds having similar objectives that do not utilize these strategies.

            It is not possible to predict the Funds' portfolio turnover rates. High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer mark-ups or underwriting commissions as well as other transaction costs. In addition, gains realized from portfolio turnover may be taxable to shareholders.

                             MANAGEMENT OF THE FUNDS

            OFFICERS AND BOARD OF TRUSTEES.

            The business and affairs of the Funds are managed by the Board of Trustees in accordance with the laws of The Commonwealth of Massachusetts. The Trustees approve all significant agreements between the Funds and the companies that furnish services to the Funds, including agreements with the Funds' investment adviser, sub-advisers as applicable, distributor, custodian and transfer agent. The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board.

            The names and dates of birth of each Fund's Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                     Term of                               Portfolios
                                                     Office 1      Principal               in Fund
                                                     and Length    Occupation(s)           Complex       Other
                                    Position(s)      of Time       During                  Overseen by   Directorships
Name, Address and Date of Birth     Held with Fund   Served        Past Five Years         Trustee       Held by Trustee
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Enrique R. Arzac                    Trustee,         Since Fund    Professor of Finance    47            Director of The
c/o Credit Suisse Asset             Nominating and   Inception     and Economics,                        Adams Express
Management, LLC                     Audit Committee                Graduate School of                    Company (a
466 Lexington Avenue                Member                         Business, Columbia                    closed-end
New York, New York 10017-3147                                      University since 1971                 investment
Date of Birth: 10/2/41                                                                                   company);
                                                                                                         Director of
                                                                                                         Petroleum and
                                                                                                         Resources
                                                                                                         Corporation (a
                                                                                                         closed-end
                                                                                                         investment
                                                                                                         company)
--------------------------------------------------------------------------------------------------------------------------
Richard H. Francis                  Trustee,         Since Fund    Currently retired       41            None
c/o Credit Suisse Asset             Nominating and   Inception
Management, LLC                     Audit Committee
466 Lexington Avenue                Member
New York, New York 10017-3147
Date of Birth: 4/23/32
--------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                   Trustee,         Since Fund    The Juan Trippe         40            Director of
Box 208200                          Nominating and   Inception     Professor in the                      Aetna, Inc.
New Haven, Connecticut  06520-8200  Audit Committee                Practice of                           (insurance
Date of Birth: 10/29/46             Member                         International Trade                   company);
                                                                   Finance and Business                  Director of
                                                                   from July 2005 to                     CarMax Group
                                                                   present; Partner and                  (used car
                                                                   Chairman of Garten                    dealers)
                                                                   Rothkopf (consulting
                                                                   firm) from October
                                                                   2005 to present; Dean
                                                                   of Yale School of
                                                                   Management from
                                                                   November 1995 to June
                                                                   2005.
--------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                      Trustee,         Since Fund    Dean Emeritus and       40            Director of
301 ICC                             Nominating and   Inception     Distinguished                         Carlisle
Georgetown University               Audit Committee                Professor of                          Companies
Washington, DC 20057                Member                         International Affairs                 Incorporated
Date of Birth: 2/11/37                                             at the Edmund A. Walsh                (diversified
                                                                   School of Foreign                     manufacturing
                                                                   Service, Georgetown                   company)
                                                                   University from June
                                                                   1995 to present
--------------------------------------------------------------------------------------------------------------------------


_____________________
1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                     Term of                               Portfolios
                                                     Office 1      Principal               in Fund
                                                     and Length    Occupation(s)           Complex       Other
                                    Position(s)      of Time       During                  Overseen by   Directorships
Name, Address and Date of Birth     Held with Fund   Served        Past Five Years         Trustee       Held by Trustee
--------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                 Chairman of      Since Fund    Partner of Lehigh       47            Director of
Lehigh Court LLC                    the Board of     Inception     Court, LLC and RZ                     Presstek, Inc.
40 East 52nd Street                 Trustees;                      Capital (private                      (digital
New York, New York 10022            Nominating                     investment firms) from                imaging
Date of Birth:  7/10/48             Committee                      July 2002 to present;                 technologies
                                    Chairman and                   Transition Adviser to                 company);
                                    Audit                          SunGard Securities                    Director of
                                    Committee                      Finance, Inc. from                    Wood Resources,
                                    Member                         February 2002 to July                 LLC (plywood
                                                                   2002; President of                    manufacturing
                                                                   SunGard Securities                    company)
                                                                   Finance, Inc. from
                                                                   2001 to February 2002;
                                                                   President of Loanet,
                                                                   Inc. (on-line
                                                                   accounting service)
                                                                   from 1997 to 2001
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Michael E. Kenneally 2              Trustee          Since Fund    Chairman and Global     40            None
Credit Suisse Asset                                  Inception     Chief Executive
Management, LLC                                                    Officer of Credit
466 Lexington Avenue                                               Suisse from March 2003
New York, New York                                                 to July 2005; Chairman
10017-3147                                                         and Chief Investment
Date of Birth:  03/30/54                                           Officer of Banc of
                                                                   America Capital
                                                                   Management from 1998
                                                                   to March 2003.
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
Name, Address and Date of           Position(s)      Term of Office 1 and       Principal Occupation(s) During Past Five
Birth                               Held with Fund   Length of Time Served      Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Steven B. Plump                     Chief Executive  Since Fund Inception       Managing Director of Credit Suisse;
Credit Suisse Asset                 Officer and                                 Associated with Adviser or its
Management, LLC                     President                                   predecessor since 1995; Officer of other
466 Lexington Avenue                                                            Credit Suisse Funds
New York, New York 10017-3147
Date of Birth: 02/08/59
--------------------------------------------------------------------------------------------------------------------------

_____________________

2 Mr. Kenneally is a Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.


--------------------------------------------------------------------------------------------------------------------------
Name, Address and Date of           Position(s)      Term of Office 1 and       Principal Occupation(s) During Past Five
Birth                               Held with Fund   Length of Time Served      Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Michael A. Pignataro                Chief Financial  Since Fund Inception       Director and Director of Fund
Credit Suisse Asset                 Officer and                                 Administration of Credit Suisse;
Management, LLC                     Treasurer                                   Associated with the Credit Suisse or its
466 Lexington Avenue                                                            predecessor funds since 1984; Officer of
New York, New York 10017-3147                                                   other Credit Suisse Funds
Date of Birth:  11/15/59
--------------------------------------------------------------------------------------------------------------------------
Emidio Morizio                      Chief            Since Fund Inception       Director and Global Head of Compliance
Credit Suisse Asset Management,     Compliance                                  of Credit Suisse; Associated with
LLC                                 Officer                                     Credit Suisse since July 2000; Vice
466 Lexington Avenue                                                            President and Director of Compliance of
New York, New York 10017-3147                                                   Forstmann-Leff Associates from 1998 to
Date of Birth: 09/21/66                                                         June 2000; Officer of other Credit
                                                                                Suisse Funds
--------------------------------------------------------------------------------------------------------------------------
Ajay Mehra                          Chief Legal      Since Fund Inception       Director and Head of Legal Americas,
Credit Suisse Asset                 Officer                                     Traditional Asset Management and Hedge
Management, LLC                                                                 Funds of Credit Suisse; Associated with
466 Lexington Avenue                                                            Credit Suisse since September 2004;
New York, New York 10017-3147                                                   Senior Associate of Shearman & Sterling
Date of Birth: 08/14/70                                                         LLP from September 2000 to September
                                                                                2004; Senior Counsel of the SEC
                                                                                Division of Investment Management from
                                                                                June 1997 to September 2000; Officer of
                                                                                other Credit Suisse Funds
--------------------------------------------------------------------------------------------------------------------------
J. Kevin Gao                        Vice President   Since Fund Inception       Director and Legal Counsel of Credit
Credit Suisse Asset                 and Secretary                               Suisse; Associated with Credit Suisse
Management, LLC                                                                 since July 2003; Associate with the law
466 Lexington Avenue                                                            firm of Willkie Farr & Gallagher LLP
New York, New York 10017-3147                                                   from 1998 to 2003; Officer of other
Date of Birth: 10/13/67                                                         Credit Suisse Funds
--------------------------------------------------------------------------------------------------------------------------
Robert M. Rizza                     Assistant        Since Fund Inception       Vice President of Credit Suisse;
Credit Suisse Asset                 Treasurer                                   Associated with Credit Suisse since
Management, LLC                                                                 1998; Officer of other Credit Suisse
466 Lexington Avenue                                                            Funds
New York, NY 10017-3147
Date of Birth:  12/9/65
--------------------------------------------------------------------------------------------------------------------------


            OWNERSHIP IN SECURITIES OF THE FUNDS AND FUND COMPLEX.

            As reported to the Funds, the information in the following table reflects beneficial ownership by the Trustees of certain securities as of December 31, 2005.


--------------------------------------------------------------------------------------------------------------------------
                                                                                       Aggregate Dollar Range of
                                                                                       Equity Securities in all
                                                                                       Registered Investment Companies
                                       Dollar Range of Equity Securities in the        Overseen by Trustee in Family
Name of Trustee                        Fund* 1                                         of Investment Companies* 1
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Enrique R. Arzac                       Long-Short Market Neutral Fund - A              E

                                       Total Return Global Fund - A

                                       U.S. Multi-Cap Research Fund - A
--------------------------------------------------------------------------------------------------------------------------
Richard H. Francis                     Long-Short Market Neutral Fund - A              E

                                       Total Return Global Fund - A

                                       U.S. Multi-Cap Research Fund - A
--------------------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten                      Long-Short Market Neutral Fund - A              B
--------------------------------------------------------------------------------------------------------------------------
                                       Total Return Global Fund - A

                                       U.S. Multi-Cap Research Fund - A
--------------------------------------------------------------------------------------------------------------------------
Peter F. Krogh                         Long-Short Market Neutral Fund - A              D
--------------------------------------------------------------------------------------------------------------------------
                                       Total Return Global Fund - A

                                       U.S. Multi-Cap Research Fund - A
--------------------------------------------------------------------------------------------------------------------------

___________________________

*     Key to Dollar Ranges:
      A.  None
      B.  $1 - $10,000
      C.  $10,001 - $50,000
      D.  $50,001 - $100,000
      E.  Over $100,000

1 Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


--------------------------------------------------------------------------------------------------------------------------
Steven N. Rappaport                    Long-Short Market Neutral Fund - A              D
--------------------------------------------------------------------------------------------------------------------------
                                       Total Return Global Fund - A

                                       U.S. Multi-Cap Research Fund - A
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Michael E. Kenneally                   Long-Short Market Neutral Fund - A              E
--------------------------------------------------------------------------------------------------------------------------
                                       Total Return Global Fund - A

                                       U.S. Multi-Cap Research Fund - A
--------------------------------------------------------------------------------------------------------------------------


            COMMITTEES AND MEETINGS OF TRUSTEES.

            Each Fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Trustees who are not "interested persons" of the Funds as defined in the 1940 Act ("Independent Trustees"), namely Messrs. Arzac, Francis, Garten, Krogh and Rappaport.

            In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund's financial statements, the independent registered public accounting firm's qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund's independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Fund's independent registered public accounting firm and the full Board.

            In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively.

            The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017.

Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Exchange Act. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

            No employee of Credit Suisse, State Street Bank and Trust Company ("State Street") and CSAMSI, the Funds' co-administrators, or any of their affiliates, receives any compensation from the Funds for acting as an officer or Trustee of the Funds. Each Trustee who is not a director, trustee, officer or employee of Credit Suisse, State Street, CSAMSI or any of their affiliates receives an annual fee of $1,000 and a fee of $300 for each meeting of a Board attended by him for his services as Trustee, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $300, and the chairman of the Audit Committee receives an additional $250, for serving on the Audit Committee.

                          TRUSTEES' TOTAL COMPENSATION

            As the Funds have only recently commenced operations, no financial information is available as of the date of this STATEMENT OF ADDITIONAL INFORMATION. The following chart represents an estimate of the future payments that would be made.


------------------------------------------------------------------------------------------------------------
                                                                      All Investment     Total Number of
                            Long-Short                     U.S.      Companies in the    Funds for Which
                              Market     Total Return    Multi-Cap     Credit Suisse      Trustee Serves
   Name of Trustee         Neutral Fund   Global Fund  Research Fund   Fund Complex    Within Fund Complex
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------
Enrique R. Arzac            $             $             $             $                         47
------------------------------------------------------------------------------------------------------------
Richard H. Francis          $             $             $             $                         41
------------------------------------------------------------------------------------------------------------
Jeffrey E. Garten           $             $             $             $                         40
------------------------------------------------------------------------------------------------------------
Peter F. Krogh              $             $             $             $                         40
------------------------------------------------------------------------------------------------------------
Steven N. Rappaport         $             $             $             $                         47
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------
Michael E. Kenneally        $             $             $             $                         40
------------------------------------------------------------------------------------------------------------


            As of ___________, 2006, the Trustees and Officers as a group owned of record less than 1% of each Fund's outstanding shares.

            PROXY VOTING POLICY.

            Each Fund has adopted Credit Suisse's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix A to this STATEMENT OF ADDITIONAL INFORMATIOn. Each Fund will be required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. The first such filing will be made no later than August 31, 200[8] for the 12 months ended June 30, 200[8]. Once filed, each Fund's Form N-PX will be available (1) without charge and upon request by calling the Fund toll-free at 800-927-2874 or through Credit Suisse's website, www.credit-suisse.com/us and (2) on the SEC's website at http://www.sec.gov.

            DISCLOSURE OF PORTFOLIO HOLDINGS.

            Each Fund's Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings. As a general matter, it is each Fund's policy that no current or potential investor (or their representative) (collectively, the "Investors") will be provided information on the Fund's portfolio holdings on a preferential basis in advance of the provision of that information to other Investors. Each Fund's policies apply to all of the Fund's service providers that, in the ordinary course of their activities, come into possession of information about the Fund's portfolio holdings.

            Each Fund's policies and procedures provide that information regarding the Fund's specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things ("Portfolio-Related Information") will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund's policies and procedures when the disclosure of such information is considered by the Fund's officers to be consistent with the interests of Fund shareholders. In the event of a conflict of interest between a Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund's officers will seek to resolve any conflict of interest in favor of the Fund's interests. In the event that a Fund officer is unable to resolve such conflict, the matter will be referred to the Fund's Audit Committee for resolution.

            Each Fund's policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (E.G., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information. Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund's officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party's agreement to keep such information confidential and to refrain from trading Fund shares based on the information.

            Neither a Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information. However, each Fund reserves the right to charge a nominal processing fee, payable to the Fund, to nonshareholders requesting Portfolio-Related

Information. This fee is designed to offset the Fund's costs in disseminating data regarding such information. All Portfolio-Related Information will be based on information provided by State Street, as each Fund's co-administrator/accounting agent.

            Disclosure of Portfolio-Related Information may be authorized only by executive officers of a Fund, Credit Suisse and CSAMSI. Each Fund's Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

            Each Fund will provide a full list of its holdings as of the end of each calendar month on its website, www.credit-suisse.com/us, approximately 10 business days after the end of each month. The list of holdings as of the end of each calendar month will remain on the website until the list of holdings for the following calendar month is posted to the website.

            Each Fund and Credit Suisse have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund. Set forth below is a list, as of __________, 2006, of those parties with which Credit Suisse, on behalf of each Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.


-------------------------------------------------------------------------------------------------
Recipient                                   Frequency                Delay before dissemination
-------------------------------------------------------------------------------------------------
State Street (custodian, accounting         Daily                    None
agent, co-administrator and
securities lending agent)
-------------------------------------------------------------------------------------------------
Institutional Shareholder Services          As necessary             None
(proxy voting service and filing of
class action claims)
-------------------------------------------------------------------------------------------------
Interactive Data Corp.                      Daily                    None
(pricing service)
-------------------------------------------------------------------------------------------------
Boston Financial Data Services, Inc.        As necessary             None
("BFDS") (transfer agent)
-------------------------------------------------------------------------------------------------


            In addition, Portfolio-Related Information may be provided as part of each Fund's ongoing operations to: the Fund's Board; PricewaterhouseCoopers LLP, its independent registered public accounting firm ("PwC"); Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund's Independent Trustees; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any. The entities to which a Fund will provide Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, will be required to maintain the confidentiality of the information disclosed.

            On an ongoing basis, each Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by Credit Suisse; and consultants for investors that invest in funds advised by Credit Suisse, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information. The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:


------------------------------------------------------------------------------------------
Recipient                        Frequency           Delay before dissemination
------------------------------------------------------------------------------------------
Lipper                           Monthly             5th business day of following month
------------------------------------------------------------------------------------------
S&P                              Monthly             2nd business day of following month
------------------------------------------------------------------------------------------
Thomson Financial/Vestek         Quarterly           5th business day of following month
------------------------------------------------------------------------------------------


            Each Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

            The ability of each Fund, the Adviser and CSAMSI, as the co-administrator of each Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that each Fund's policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

            ADVISORY AGREEMENTS.

            Credit Suisse Asset Management, LLC, located at 466 Lexington Avenue, New York, New York 10017-3140, is part of the asset management business of Credit Suisse, one of the world's leading banks. Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.

            The Advisory Agreement between each Fund and Credit Suisse has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Trustees or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

            Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, Credit Suisse is responsible for managing each Fund in accordance with the Fund's stated investment objective and policies. Credit Suisse is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that Credit Suisse may incur in performing its services under the Advisory Agreement, Credit Suisse pays the compensation, fees and related expenses of all Trustees who are affiliated persons of Credit Suisse or any of its subsidiaries.

            Each Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Fund who are not officers, directors, or employees of Credit Suisse or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Fund; and any extraordinary expenses.

            Each class of a Fund bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Fund. General expenses of the Funds not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Funds' Boards of Trustees in such manner as the Boards determine to be fair and accurate. Each class of the Funds pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

            Each Advisory Agreement provides that Credit Suisse shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that Credit Suisse shall be liable for a loss resulting from a breach of fiduciary duty by Credit Suisse with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect Credit Suisse against any liability to the Fund or to shareholders of the Fund to which Credit Suisse would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of Credit Suisse's reckless disregard of its obligations and duties under the Advisory Agreement.

            Each Fund or Credit Suisse may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

            For its services to the Funds, Credit Suisse will be paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rates set forth below:

--------------------------------------------------------------------------------
FUND                                   ANNUAL RATE
--------------------------------------------------------------------------------
Long-Short Market Neutral Fund         1.00% of average daily net assets, plus
                                       performance adjustment*
--------------------------------------------------------------------------------
Total Return Global Fund               0.75% of average daily net assets
--------------------------------------------------------------------------------
U.S. Multi-Cap Research Fund           0.60% of average daily net assets
--------------------------------------------------------------------------------
______________________

* The Fund's performance fee is determined during what will generally be a 36-month measurement period and is based upon the fund's Class A shares' performance measured against a benchmark. For each month subsequent to the end of the first 12 months of the Fund's operations, the performance fee payable to Credit Suisse will be calculated as (i) a positive 1/12 of 0.10% for every full 1.00% difference between the Fund's Class A shares' average annual total return and the average annual total return of 1-month LIBOR (the "Index"), when the Fund's Class A shares' average annual total return exceeds the average annual total return of the Index or (ii) a negative 1/12 of 0.10% for every full 1.00% difference between the average annual total return of the Fund's Class A shares and the average annual total return of the Index, when the Index's average annual total return exceeds the average annual total return of the Fund's Class A shares. No performance fee adjustment shall be made for differences in average annual total returns of less than +/- 1.00%. The initial measurement period for the performance fee shall be 12 months. After the initial 12 months have passed, the measurement period for the performance fee will be equal to the number of months that have elapsed until 36 months have passed, after which the measurement period shall be 36 months. The maximum performance fee adjustment in any month is 1/12 of +/- 0.50% of the Fund's average net assets, which would be added to or deducted from the base management fee if the Fund outperformed or underperformed the Index. The table below sets forth the structure of the performance fee adjustment in more detail.

--------------------------------------------------------------------------------
                        ANNUALIZED RETURN (NET OF EXPENSES)     PERFORMANCE FEE
                        RELATIVE TO BENCHMARK                   ADJUSTMENT
--------------------------------------------------------------------------------
                        > 500 bps                               +0.50%
                        --------------------------------------------------------
                        > 400 bps                               +0.40%
                        --------------------------------------------------------
                        > 300 bps                               +0.30%
                        --------------------------------------------------------
                        > 200 bps                               +0.20%
                        --------------------------------------------------------
                        100 to 200 bps                          +0.10%
                        --------------------------------------------------------
Base Fee PLUS/MINUS     0 to 100 bps                            None
                        --------------------------------------------------------
                        1 to -100 bps                           None
                        --------------------------------------------------------
                        -100 to -200 bps                        -0.10%
                        --------------------------------------------------------
                        >-200 bps                               -0.20%
                        --------------------------------------------------------
                        >-300 bps                               -0.30%
                        --------------------------------------------------------
                        >-400 bps                               -0.40%
                        --------------------------------------------------------
                        >-500 bps                               -0.50%
--------------------------------------------------------------------------------

            Credit Suisse and the Fund's co-administrators may voluntarily waive a portion of their fees from time to time and temporarily limit the expenses to be paid by the Fund.

            ADMINISTRATION AGREEMENTS.

            CSAMSI and State Street serve as co-administrators to each Fund pursuant to separate written agreements with the Fund (the "CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively).

            For the services provided by CSAMSI under the CSAMSI
Co-Administration Agreement, each Fund will pay CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.10% of the average daily net assets for the Common, Class A and Class C shares.

            For the services provided by State Street under the State Street Co-Administration Agreement, each Fund will pay State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Fund Complex, 0.035% of the Fund Complex's next $5 billion in average daily net assets, and 0.02% of the Fund Complex's average daily net assets in excess of $10 billion subject to an annual minimum fee, exclusive of out-of-pocket expenses. Each class of shares of the Funds will bear its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation.

PORTFOLIO MANAGERS

            PORTFOLIO MANAGERS' COMPENSATION

            Credit Suisse's compensation to the portfolio managers of the Funds includes both a fixed base salary component and a bonus component. The bonus component is composed of two parts. The first part of the bonus component is discretionary and generally is determined by considering various factors, such as the assets held in the appropriate Fund and other accounts managed by the portfolio manager, business growth, teamwork, management, corporate citizenship, etc. The second part of the bonus generally is determined by the pre-tax investment performance of products, including the appropriate Fund, for which the portfolio manager is responsible ("Performance-Based Bonus"). Credit Suisse considers both the short-term (generally one-year) and long-term (generally three-year) performance of a portfolio manager relative to selected benchmarks in determining the portfolio manager's bonus.

            A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions. Like all employees of Credit Suisse, portfolio managers participate in Credit Suisse's profit sharing and 401(k) plans.

            POTENTIAL CONFLICT OF INTEREST

            It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Funds' investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities among the Funds and other accounts they advise. In addition due to differences in the investment strategies or restrictions between the Funds and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Fund. Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.

            If Credit Suisse believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Credit Suisse may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event Credit Suisse aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with Credit Suisse's fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by Credit Suisse's affiliates and accounts in which Credit Suisse's officers, directors, agents, employees or affiliates own interests. Applicant may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.

      PORTFOLIO MANAGERS' OWNERSHIP OF SECURITIES

      As reported to the Funds, none of the Portfolio Managers owned any securities of any Fund as of ______________, 2006.

      REGISTERED INVESTMENT COMPANIES; OTHER POOLED INVESTMENT VEHICLES; OTHER ACCOUNTS

            As reported to the Funds, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by each portfolio manager and the total assets managed within each category as of ______________, 2006.

            --------------------------------------------------------------------
             Registered Investment   Other Pooled Investment
                   Companies                 Vehicles          Other Accounts
--------------------------------------------------------------------------------
Name        Number   Total Assets   Number   Total Assets  Number  Total Assets
              of                      of                     of
           Accounts                Accounts                Accounts
--------------------------------------------------------------------------------
Joseph
Cherian

--------------------------------------------------------------------------------
William
Weng

--------------------------------------------------------------------------------
Todd
Jablonski

--------------------------------------------------------------------------------
Kevin D.
Barry

--------------------------------------------------------------------------------
Stephen J.
Kaszynski

--------------------------------------------------------------------------------
Christine
Gaelzer

--------------------------------------------------------------------------------
Robert E.
Rescoe

--------------------------------------------------------------------------------
Erik Mace

--------------------------------------------------------------------------------

            CODE OF ETHICS.

            Each Fund, Credit Suisse, and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

            The Board of each Fund reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

            CONFLICTS OF INTEREST.

            Certain members of the Credit Suisse Quantitative Strategies Group, which manages the Long-Short Market Neutral Fund, also manage the Blue Chip Portfolio of Credit Suisse Trust (the "Portfolio"). There are several potential conflicts of interest issues that could arise as a result of the same individuals managing the Fund and the Portfolio. The Fund and the Portfolio are expected to hold inconsistent positions. The Portfolio seeks long-term capital appreciation by primarily purchasing long positions in equity securities which, at the time of purchase, are represented in the S&P 500 Index. The Fund is expected to engage in short sales of securities and may sell short the same securities as those that may be held by the Portfolio. The short sale of a security by the Fund may adversely affect the price of a security which may be simultaneously held by the Portfolio. Moreover, if the Fund is covering short positions on a particular security and the Portfolio purchased long positions on such security, this could adversely affect the Fund's price for covering such shorts. Although the portfolio management approach of both the Fund and the Portfolio is mostly quantitative in nature, there is an element of discretion in the hands of the portfolio managers. Credit Suisse has adopted policies and procedures that Credit Suisse believes are reasonably designed to mitigate the conflicts of interest posed by this arrangement.

            CUSTODIAN AND TRANSFER AGENT.

            State Street acts as the custodian for each Fund and also acts as the custodian for the Funds' foreign securities pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Fund,
(b) holds and transfers portfolio securities on account of each Fund, (c) accepts receipts and makes disbursements of money on behalf of each Fund, (d) collects and receives all income and other payments and distributions on account of each Fund's portfolio securities, and (e) makes periodic reports to the Funds' Boards of Trustees concerning each Fund's operations. With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Funds and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Funds. For this service to the Funds under the Custodian Agreements, State Street will receive a fee which is calculated based upon each Fund's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

            BFDS, an affiliate of State Street, serves as the shareholder servicing, transfer and dividend disbursing agent of each Fund pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Funds, (ii) addresses and mails all communications by the Funds to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Boards concerning the transfer agent's operations with respect to the Funds. BFDS's principal business address is 66 Brooks Drive, Braintree, Massachusetts 02184.

            DISTRIBUTION AND SHAREHOLDER SERVICING.

            DISTRIBUTOR. CSAMSI serves as distributor of the Funds' shares and offers each Fund's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017. CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to financial representatives in connection with the sale of shares. CSAMSI and/or its affiliates have special fee arrangements with certain financial representatives. CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time. Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of [January 31, 2006]. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a Fund on a financial representative's preferred list of funds or otherwise associated with the financial representative's marketing and other support activities relating to a Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of a Fund. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of a Fund during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

            CLASS A AND CLASS C SHARES. Each Fund has adopted Plans of Distribution for its Class A shares and Class C shares ("Class A Plan" and "Class C Plan," respectively, and collectively the "Plans"). Each of the A Shares 12b-1 Plan and C Shares 12b-1 Plan permit the Funds to compensate CSAMSI for activities associated with the distribution of these classes of shares.

            The A Shares 12b-1 Plans currently provide that a service fee of 0.25% per year of the average daily net assets of the Class A shares will be paid as compensation to CSAMSI. The C Shares 12b-1 Plans currently provide that:
(i) an asset-based sales charge of 0.75% per year, and (ii) a service fee of 0.25% per year, in each case, of the average daily net assets of the Class C shares will be paid as compensation to CSAMSI.

            With respect to sales of the Funds' Class C shares or certain sales of Class A shares through a broker-dealer, financial intermediary or financial institution (each a "financial representative"), CSAMSI pays the financial representative a concession at the time of sale. In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A and Class C shares. The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Funds.

            In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to intermediaries in connection with the sale of shares. The standard fees for the sales of Common Class shares are 0.25% of the assets of the equity funds and 0.15% of the assets of the fixed income funds. The standard compensation for the sales of Classes A and C shares are disclosed in the Funds' PROSPECTUS.

            GENERAL. Each of the Class A Plan and Class C Plan will continue in effect for so long as its continuance is specifically approved at least annually by each Fund's Board, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans ("Independent Trustees"). Any material amendment of any of the Plans would require the approval of the Board in the same manner. Neither Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

            Payments by the Funds to CSAMSI under the Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

            CSAMSI provides the Board of each Fund with periodic reports of amounts spent under the Plans and the purposes for which the expenditures were made.

            ORGANIZATION OF THE FUNDS.

            The Credit Suisse Capital Funds (previously the Credit Suisse Warburg Pincus Capital Funds) is a "series fund" comprised of the following diversified, open-end investment management companies, commonly known as "mutual funds:" Credit Suisse Long-Short Market Neutral Fund, Credit Suisse Total Return Global Fund and the Credit Suisse U.S. Multi-Cap Research Fund (collectively the "Capital Funds"). The Credit Suisse Capital Funds is empowered to expand the series by establishing additional Funds with investment objectives and policies that differ from those of the current Funds. The Credit Suisse Capital Funds also may offer additional classes of shares.

            The Long-Short Market Neutral Fund, Total Return Global Fund and the U.S. Multi-Cap Return Fund are each authorized to issue an unlimited number of shares of beneficial interest divided into five classes, designated Class A, Class B, Class C and Common Class Shares. Each class of shares represents an interest in the same assets of a Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature, and (v) Common Class shares have slightly different procedures for buying and selling shares and available services, as described in the PROSPECTUS under "Buying and Selling Shares" and "Shareholder Services." In accordance with the Credit Suisse Capital Funds' Amended and Restated Agreement and Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. Currently, each of the Long-Short Market Neutral Fund, Total Return Global Fund and U.S. Multi-Cap Research Fund are offering three classes of shares, designated Class A, Class C and Common Class.

            The Credit Suisse Capital Funds was formed on November 26, 1985 as a "business trust" under the laws of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a business trust, unlike shareholders of a corporation, could be held personally liable as partners for the obligations of the trust under certain circumstances. The Amended and Restated Agreement and Declaration of Trust, however, provides that shareholders of Credit Suisse Capital Funds shall not be subject to any personal liability for the acts or obligations of Credit Suisse Capital Funds and that every written obligation, contract, instrument or undertaking made by Credit Suisse Capital Funds shall contain a provision to that effect. Upon payment of any liability, the shareholder will be entitled to reimbursement from the general assets of the appropriate Fund. The Trustees intend to conduct the operation of Credit Suisse Capital Funds, with the advice of counsel, in such a way as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of Credit Suisse Capital Funds.

            The Amended and Restated Agreement and Declaration of Trust further provide that no Trustee, officer, employee or agent of Credit Suisse Capital Funds is liable to Credit Suisse Capital Funds or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of Credit Suisse Capital Funds, except such liability as may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties. It also provides that all third parties shall look solely to the property of Credit Suisse Capital Funds or the property of the appropriate Fund for satisfaction of claims arising in connection with the affairs of Credit Suisse Capital Funds or of the particular Fund, respectively. With the exceptions stated, the Amended and Restated Agreement and Declaration of Trust permits the Trustees to provide for the indemnification of Trustees, officers, employees or agents of Credit Suisse Capital Funds against all liability in connection with the affairs of Credit Suisse Capital Funds.

            All shares of Credit Suisse Capital Funds when duly issued will be fully paid and non-assessable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series or for reasons such as the desire to establish one or more additional Funds with different investment objectives, policies or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series or classes would be governed by the 1940 Act and the laws of the Commonwealth of Massachusetts.

            GENERAL.

            Shares of each class represent equal pro rata interests in the respective Fund and accrue dividends and calculate NAV and performance quotations in the same manner. Because of the higher fees paid by Class C shares, the total return on Class C shares can be expected to be lower than the total return on Class A and Common shares, and in turn, because of the higher fees paid by Class A shares, the total return on Class A shares can be expected to be lower than the total return on Common shares. Common Class shares of the Funds can only be purchased by certain types of investors, as outlined in each of the Fund's Common Class PROSPECTUS. Unless the context clearly suggests otherwise, references to a Fund in this PROSPECTUS are to the Fund as a whole and not to any particular class of the Fund's shares.

            Investors in a Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Trustee of each Fund may be removed from office upon the vote of shareholders holding at least a majority of the relevant Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of a Fund.

            Each Fund sends to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund. Periodic listings of the investment securities held by the Fund, as well as certain statistical characteristics of the Fund, may be obtained by calling Credit Suisse Funds on the Credit Suisse Funds web site at www.credit-suisse.com/us.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

            The offering price of each Fund's shares is equal to the per share NAV of the relevant class of shares of the Fund, plus, in the case of Class A shares of the Funds, any applicable sales charges.

            As a convenience to the investor and to avoid unnecessary expense to the Funds, share certificates representing shares of the Funds are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance. The Funds retain the right to waive such fee in their sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Funds).

            Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Funds are authorized to accept orders on the Funds' behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of a Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

            COMMON CLASS SHARES. To purchase Common shares directly from the Funds, contact the Fund to obtain an application. Fill it out and mail it to the Fund along with an investment check, payable to "Credit Suisse Funds." The Fund cannot accept "starter" checks that do not have your name preprinted on them. The Fund also cannot accept checks payable to you or to another party and endorsed to the order of the Fund. These types of checks may be returned to you and your purchase order may not be processed.

            The Common Class shares of the Funds may only be purchased by (1) investors in employee retirement, stock, bonus, pension or profit sharing plans,
(2) investment advisory clients of Credit Suisse, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors/Trustees of the Funds or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Prospective investors in Common Class shares may be required to provide documentation to determine their eligibility to purchase Common Class shares. Each Common Class shareholder receives a quarterly account statement, as well as a statement after any transaction that affects the shareholder's account balance or share registration (other than distribution reinvestments and automatic transactions such as the Automatic Monthly Investment Plan and Automatic Withdrawal Plan).

            CLASS A SHARES AND CLASS C SHARES. Class A shares and Class C shares are designed for investors seeking the advice of financial representatives and are not offered directly for purchase from the Funds. All purchases of Class A shares and Class C shares are confirmed to each shareholder and are credited to such shareholder's account at NAV after receipt in good order and deduction of any applicable sales charge.

            From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares. Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Funds as defined in the Securities Act.

            Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' Class A shares or Class C shares. Some may establish higher minimum investment requirements than set forth in the PROSPECTUS. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Funds' Class A shares or Class C shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds and/or from CSAMSI or an affiliate for record keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Funds and/or from CSAMSI or an affiliate for these services. The PROSPECTUS relating to Class A shares or Class C shares should be read in connection with such firms' material regarding their fees and services.

            REDEMPTIONS.

            GENERAL. Shares of the Funds may be redeemed at a redemption price equal to the NAV per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Funds of the shares tendered for redemption, less any applicable contingent deferred sales charge ("CDSC") in the case of Class C shares of the Funds, and certain redemptions of Class A shares of the Funds.

            Under the 1940 Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of Fund securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

            If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90- day period, solely in cash up to the lesser of $250,000 or 1% of the NAV of that Fund at the beginning of the period.

            AUTOMATIC CASH WITHDRAWAL PLAN. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of the relevant Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. As described in the PROSPECTUS, certain withdrawals under the Plan for the holder of Class A shares and Class C shares of the Funds may be subject to a deferred sales charge.

            CONTINGENT DEFERRED SALES CHARGE - GENERAL. The following example will illustrate the operation of the CDSC on Class C shares. Assume that an investor makes a single purchase of $10,000 of a Fund's Class C shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

            The rate of the CDSC is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins on the last day of the month in which the order for the investment is received. For example, an investment made on September 10, 2006 will be eligible for the second year's charge if redeemed on or after October 1, 2007. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. CSAMSI receives any CDSC directly.

            The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by Credit Suisse or its affiliates.

            A limited CDSC ("Limited CDSC") is imposed by each of the Funds upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at NAV on a purchase of $1,000,000 or more and the distributor paid any commission to the financial representative. The Limited CDSC also applies to redemptions of shares of other funds into which such Class A share are exchanged.

                               EXCHANGE PRIVILEGE

            An exchange privilege with certain other funds advised by Credit Suisse is available to investors in each Fund. A Common shareholder of a Fund may exchange Common shares of the Fund for Common shares of another Credit Suisse Fund at their respective net asset values. Class A or Class C shareholder of a Fund may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential, or for shares of a Credit Suisse money market fund, without payment of any sales charge differential. Not all Credit Suisse Funds offer all classes of shares.

            If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at each Fund's NAV determined at the end of that business day. Exchanges must satisfy the minimum dollar amount necessary for new purchases and, except for exchanges of Class A shares or Class C shares, will be effected without a sales charge. The Funds may refuse exchange purchases at any time without prior notice.

            The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for U.S. federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. Investors wishing to exchange shares of a Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange. For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at 800-927-2874.

            Each Fund reserves the right to refuse exchange purchases by any person or group if, in Credit Suisse's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Examples of when an exchange purchase could be refused are when a Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a "market timing" strategy) is discerned. The Funds reserve the right to terminate or modify the exchange privilege at any time upon 60 days' notice to shareholders.

            Each fund reserves the right to refuse any purchase or exchange request, including those from any person or group who, in the Fund's view, is likely to engage in excessive or short-term trading. If a Fund rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, each Fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Fund and its shareholders. The Funds are intended to be a longer-term investment and not a short-term trading vehicle. Because excessive or short-term trading can hurt a Fund and its shareholders, the Funds try to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. However, a Fund's efforts to curb market timing may not be entirely successful. In particular, a Fund's ability to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by financial intermediaries, such as brokers, retirement plan accounts and fee based-program accounts, is limited to those instances in which the financial intermediary discloses the underlying shareholder accounts. As a result, a Fund may not be able to identify excessive or short-term trading and refuse such purchase or exchange requests. Depending on the portion of Fund shares held through omnibus accounts (which may represent most of a Fund's shares), market timing could adversely affect shareholders.

                     ADDITIONAL INFORMATION CONCERNING TAXES

            The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Funds or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this STATEMENT OF ADDITIONAL INFORMATION and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

            THE FUNDS.

            Each Fund intends to continue to qualify as a regulated investment company each taxable year under the Code. To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in "qualified publicly traded partnerships" (I.E., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derives 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

            Fund investments in partnerships, including in qualified publicly traded partnerships, may result in a Fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

            As a regulated investment company, a Fund will not be subject to U.S. federal income tax on its net investment income (I.E., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (I.E., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the "Distribution Requirement"). Each Fund will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

            Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board of each Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). Each Fund currently expects to distribute any such excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS"). However, under certain applicable rules a Fund may treat certain capital losses or foreign currency losses resulting from transactions after October 31 as occurring on the first day of the next taxable year.

            The Code imposes a 4% nondeductible excise tax on a Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

            If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and
(ii) for the dividends received deduction in the case of corporate shareholders. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

            SPECIAL TAX CONSIDERATIONS.

            The following discussion relates to the particular federal income tax consequences of the investment policies of the Funds.

            A Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

            SHORT SALES. In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund's hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

            ZERO COUPON SECURITIES. A Fund's investments in zero coupon securities, if any, may create special tax consequences. While zero coupon securities do not make interest payments, a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity. Under the U.S. federal income tax laws, a Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of a Fund.

            CONSTRUCTIVE SALES. The so-called "constructive sale" provisions of the Code apply to activities by a Fund that lock in gain on an "appreciated financial position." Generally, a "position" is defined as an interest in stock, a debt instrument, or partnership interest, including through a short sale, an option, or a future or forward contract. The entry into a short sale or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when a Fund holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these rules may cause a Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

            STRADDLES. The options transactions that a Fund enters into may result in "straddles" for U.S. federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Fund for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that a Fund must make in order to avoid the federal excise tax. Furthermore, in determining its investment company taxable income and ordinary income, a Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to a Fund of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Funds are uncertain which (if any) of these elections they will make.

            OPTIONS AND SECTION 1256 CONTRACTS. If a Fund writes a covered put or call option, it generally will not recognize income upon receipt of the option premium. If the option expires unexercised or is closed in an exchange, the Fund will generally recognize short-term capital gain. If the option is exercised, the premium is included in the consideration received by the Fund in determining the capital gain or loss recognized in the resultant sale. However, a Fund's investment in so-called "section 1256 contracts," such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules. Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (I.E., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of a Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Fund continued to hold. Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that a Fund must make to avoid the federal excise tax.

            A Fund may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not section 1256 contracts.

            SWAPS. As a result of entering into swap contracts, a Fund may make or receive periodic net payments. It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will constitute ordinary income or deductions, while termination of a swap will result in capital gain or loss (which will be long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

            Income from some derivatives not used as a hedge or otherwise directly connected to a Fund's business of investing in securities may not meet the 90% qualifying income requirement of the Code. If such income, and other non-qualifying income, were to exceed 10% of a Fund's income, the Fund would not qualify as a regulated investment company for U.S. federal income tax purposes.

            FOREIGN CURRENCY TRANSACTIONS. In general, gains from transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Fund qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

            Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not

"regulated futures contracts," and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Fund may elect capital gain or loss treatment for such transactions. Alternatively, a Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, a Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

            PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Fund may be subject to U.S. federal income tax on any "excess distribution" received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Fund. Additional charges in the nature of interest may also be imposed on the Fund in respect of such deferred taxes. If a Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be taken into account by the Fund for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

            Alternatively, a Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this "phantom" income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

            Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

            FOREIGN TAXES. Dividends and interest (and in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund's investments.

            TAXATION OF U.S. SHAREHOLDERS.

            DIVIDENDS AND DISTRIBUTIONS. Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

            Distributions of net long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

            Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a Fund to an individual in a particular taxable year if 95% or more of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by a Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income" generally means income from dividends received by a Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by a Fund from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company.

In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

            We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

            If an individual, estate or trust receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

            Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of that Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

            Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

            SALES OF SHARES. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (E.G., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

            BACKUP WITHHOLDING. A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

            NOTICES. Shareholders will receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

            OTHER TAXATION. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

            If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

TAXATION OF NON-U.S. SHAREHOLDERS

            Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

            In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

            For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute
Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Portfolio designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

            Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50% of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (for taxable years beginning before January 1, 2008) a regulated investment company, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

            However, a foreign shareholder achieves a different result with respect to the gains from the sale of USRPIs if the REIT or regulated investment company is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT which is regularly traded on an established US securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the 1-year period ending on the date of the distribution. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

            THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A FUND.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

            PwC, with principal offices at 250 W. Pratt Street, Suite 2100, Baltimore, Maryland 21201-2304, serves as the independent registered public accounting firm for each Fund.

            Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as counsel for each Fund and provides legal services from time to time for Credit Suisse and CSAMSI.

                              FINANCIAL STATEMENTS

            When issued, the Funds' audited ANNUAL REPORT(S) for each class of shares it makes available, which will either accompany this STATEMENT OF ADDITIONAL INFORMATION or will have previously been provided to the investor to whom this STATEMENT OF ADDITIONAL INFORMATION is being sent, as relevant to the particular investor, are incorporated herein by reference with respect to all information regarding the Fund included therein. Each Fund will furnish without charge a copy of the annual and semi-annual reports upon request by calling Credit Suisse Funds at 800-927-2874.

                                   APPENDIX A

                       CREDIT SUISSE ASSET MANAGEMENT, LLC

                               CREDIT SUISSE FUNDS

                        CREDIT SUISSE INSTITUTIONAL FUNDS

                         CREDIT SUISSE CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES

                                  INTRODUCTION

    Credit Suisse Asset Management, LLC ("Credit Suisse") is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires Credit Suisse to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, Credit Suisse must cast proxy votes in the best interests of each of its clients.

    The Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds (the "Funds"), which have engaged Credit Suisse as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

                                     POLICY

    The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse's clients. The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies. The Policy is not exhaustive and does not include all potential issues.

                             PROXY VOTING COMMITTEE

    The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse's clients.

    For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

    Credit Suisse investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

                                    CONFLICTS

    Credit Suisse Asset Management, LLC is the institutional and mutual fund asset management arm of Credit Suisse Securities (USA) LLC, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients' accounts. The interests of Credit Suisse and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter.

                                     CONSENT

    In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

                                  RECORDKEEPING

    Credit Suisse is required to maintain in an easily accessible place for five years all records relating to proxy voting. These records include the following:

    o   a copy of the Policy;

    o a copy of each proxy statement received on behalf of Credit Suisse clients;

    o   a record of each vote cast on behalf of Credit Suisse clients;

    o a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

    o a copy of each written request by a client for information on how Credit Suisse voted proxies, as well as a copy of any written response.

    Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

                                   DISCLOSURE

    Credit Suisse will describe the Policy to each client. Upon request, Credit Suisse will provide any client with a copy of the Policy. Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes.

    ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

                                   PROCEDURES

    The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

                                OPERATIONAL ITEMS

    Adjourn Meeting

        Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

    Amend Quorum Requirements

        Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

    Amend Minor Bylaws

        Generally vote for bylaw or charter changes that are of a housekeeping nature.

    Change Date, Time, or Location of Annual Meeting

        Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

    Ratify Auditors

        Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

BOARD OF DIRECTORS

    Voting on Director Nominees in Uncontested Elections

        Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

    Cumulative Voting

        Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

    Director and Officer Indemnification and Liability Protection

        Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

    Filling Vacancies/Removal of Directors

        Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

    Independent Chairman (Separate Chairman/CEO)

        Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

    Majority of Independent Directors

        Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

    Term Limits

        Generally vote against shareholder proposals to limit the tenure of outside directors.

PROXY CONTESTS

    Voting on Director Nominees in Contested Elections

        Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

    Amend Bylaws without Shareholder Consent

        Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

    Confidential Voting

        Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

    Cumulative Voting

        Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

    Advance Notice Requirements for Shareholder Proposals/Nominations

        Votes on advance notice proposals are determined on a case-by-case basis.

    Amend Bylaws without Shareholder Consent

        Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

    Poison Pills (Shareholder Rights Plans)

        Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

    Shareholders' Ability to Act by Written Consent

        Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

    Shareholders' Ability to Call Special Meetings

        Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

    Supermajority Vote Requirements

        Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

MERGER AND CORPORATE RESTRUCTURING

    Appraisal Rights

        Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

    Asset Purchases

        Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments;
        (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

    Asset Sales

        Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

    Conversion of Securities

        Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

    Corporate Reorganization

        Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
        (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

    Reverse Leveraged Buyouts

        Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
        (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

    Formation of Holding Company

        Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

    Joint Ventures

        Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives;
        (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

    Mergers and Acquisitions

        Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

    Private Placements

        Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review:
        (1) dilution to existing shareholders' position; (2) terms of the offer;
        (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

    Prepackaged Bankruptcy Plans

        Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
        (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

    Recapitalization

        Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure;
        (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

    Reverse Stock Splits

        Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

    Spinoffs

        Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives;
        (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

    Value Maximization Proposals

        Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

CAPITAL STRUCTURE

    Adjustments to Par Value of Common Stock

        Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

    Common Stock Authorization

        Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

    Dual-class Stock

        Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

    Issue Stock for Use with Rights Plan

        Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

    Preemptive Rights

        Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

    Preferred Stock

        Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

    Recapitalization

        Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure;
        (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

    Reverse Stock Splits

        Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

    Share Repurchase Programs

        Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

    Stock Distributions: Splits and Dividends

        Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

    Tracking Stock

        Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

EXECUTIVE AND DIRECTOR COMPENSATION

    Executive and Director Compensation

        Votes on compensation plans for directors are determined on a case-by-case basis.

    Stock Plans in Lieu of Cash

        Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

    Director Retirement Plans

        Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

    Management Proposals Seeking Approval to Reprice Options

        Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following:
        (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option;
        (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value;
        (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

    Incentive Bonus Plans and Tax Deductibility Proposals

        Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

    Employee Stock Ownership Plans (ESOPs)

        Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

    401(k) Employee Benefit Plans

        Generally vote for proposals to implement a 401(k) savings plan for employees.

    Shareholder Proposals Regarding Executive and Director Pay

        Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

    Performance-Based Option Proposals

        Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

    Stock Option Expensing

        Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

    Golden and Tin Parachutes

        Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

May 17, 2005

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

            Commercial paper rated A-1 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

            The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

CORPORATE BOND RATINGS

            The following summarizes the ratings used by S&P for corporate bonds:

            AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

            A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

            BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

            B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

            CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

            CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

            C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

            Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

            To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

            D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

            The following summarizes the ratings used by Moody's for corporate bonds:

            Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds that are rated as Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

            Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

            Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM NOTE RATINGS

            The following summarizes the two highest ratings used by S&P for short-term notes:

            SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

            SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

            The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

            MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

            MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

MUNICIPAL OBLIGATIONS RATINGS

            The following summarizes the ratings used by S&P for Municipal
Obligations:

            AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

            AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

            A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

            BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

            BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

            B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

            CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

            CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

            C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

            Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

            To provide more detailed indications of credit quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

            D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

            The following summarizes the highest four municipal ratings used by
Moody's:

            Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds which are rated as Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

            A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            NOTE: Those bonds in the AA, A, BAA, BA and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols AA1, A1, BAA1, BA1, and B1.

            Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

            Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                   APPENDIX C*

                  FEE ARRANGEMENT FOR THE SALE OF COMMON CLASS


---------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                   0.25%
---------------------------------------------------------------------------------------------------------------
ABN-AMRO Inc.                            0.20%
---------------------------------------------------------------------------------------------------------------
ADP Broker-Dealer, Inc.                  0.25%
---------------------------------------------------------------------------------------------------------------
ADP Clearing & Outsourcing Services,     Up to 0.25%
Inc.
---------------------------------------------------------------------------------------------------------------
Advantage Capital Corporation            0.30%
---------------------------------------------------------------------------------------------------------------
Advisors Clearing Network, Inc.          0.25%
---------------------------------------------------------------------------------------------------------------
American General Ret. Services           0.40%
---------------------------------------------------------------------------------------------------------------
Ameriprise Financial Services, Inc.      0.40%
---------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement, Inc                 0.40%, provided, however, that the fee will be 0.15% with respect to the Common Class shares of any Credit Suisse Fund for which a fee of
                                         0.25% is payable to the Clearing Broker other than Invesco Services
---------------------------------------------------------------------------------------------------------------
BancAmerica Robertson Stephens Inc.      0.20% of equity funds; 0.10% of fixed income funds
---------------------------------------------------------------------------------------------------------------
Bank of Bermuda Ltd.                     0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
---------------------------------------------------------------------------------------------------------------
Bear Stearns Securities Corp.            0.25%
---------------------------------------------------------------------------------------------------------------
Charles Schwab & Co                      0.35% for qualifying shares; 0.40% for retirement plan shares
---------------------------------------------------------------------------------------------------------------
Chicago Trust Co.                        0.20% of equity funds; 0.15% of fixed income funds
---------------------------------------------------------------------------------------------------------------
CIBC World Markets Corp                  0.25%
---------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.            0.25% through Custody programs; 0.35% for Investment Advisory and trading programs; 0.25% for retirement programs, $12 annual fee per each participant in a retirement plan, not to exceed 0.40% of the average daily net assets investing in the Funds through a retirement program
---------------------------------------------------------------------------------------------------------------
CitiStreet Associates LLC                0.35% of equity funds; 0.25% of fixed income funds
---------------------------------------------------------------------------------------------------------------
City National Bank                       0.35% of equity funds; 0.25% of fixed income funds
---------------------------------------------------------------------------------------------------------------
Dain Rauscher Incorporated               0.20%; when aggregate assets reach $15 million, the fee will increase to 0.25%
---------------------------------------------------------------------------------------------------------------
Datalynx                                 0.25%
---------------------------------------------------------------------------------------------------------------
Donaldson Lufkin & Jenrette              0.35% on FundVest assets; networking reimbursement fee of $6 per position excluding FundVest positions
---------------------------------------------------------------------------------------------------------------
Dreyfus Trust Co                         0.25%
---------------------------------------------------------------------------------------------------------------
E*Trade Securities                       0.25% of equity funds; 0.20% of fixed income funds
---------------------------------------------------------------------------------------------------------------
Edgewood Services Inc                    0.25%; 0.35% for investments through Federated Trust Connect
                                         Defined Contribution
---------------------------------------------------------------------------------------------------------------

__________________________

* This Appendix concerning special fee arrangements contains information about fee arrangements for all classes of shares offered by Credit Suisse Funds. Some of these classes may not be offered by your Fund.


---------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
Federated Investors                      0.25%
---------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)             For certain funds:  0.35%/0.25% on average net assets plus 0.20% on net in-flows to the Funds from the FIIOC plans; for other funds 0.25%
                                         on average net assets
---------------------------------------------------------------------------------------------------------------
Fiduciary Trust Company                  0.20% of equity funds; 0.15% of fixed income funds
---------------------------------------------------------------------------------------------------------------
First Union National Bank                0.40% of equity funds; 0.25% of fixed income funds
---------------------------------------------------------------------------------------------------------------
FSC Securities Corp.                     0.30%
---------------------------------------------------------------------------------------------------------------
Gail Weiss & Associates                  0.25%
---------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                      0.60% (0.40% for recordkeeping fee, 0.20% for distribution fee.)
---------------------------------------------------------------------------------------------------------------
Hewitt Associates LLC                    0.25%; total annual fee increases to 0.30% for the period during which the aggregate total of all plan assets invested in common class shares of Credit Suisse Funds is $50 million or more
---------------------------------------------------------------------------------------------------------------
I Clearing LLC (formerly Datek)          0.25%
---------------------------------------------------------------------------------------------------------------
ICMA-RC Services, LLC                    0.30%
---------------------------------------------------------------------------------------------------------------
JP Morgan Invest LLC                     0.15%
---------------------------------------------------------------------------------------------------------------
Lehman Brothers                          0.10% of CS Cash Reserve Fund & 0.10% of CS New York Tax Exempt Fund
---------------------------------------------------------------------------------------------------------------
Linsco Private Ledger                    0.15% for existing clients or 0.25% for new clients
---------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Trust Co., NA          0.30%
---------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                 Up to 0.35%
---------------------------------------------------------------------------------------------------------------
Metropolitan Life Ins Co.                0.25%
---------------------------------------------------------------------------------------------------------------
Minnesota Mutual                         0.40% of equity funds; 0.25% of fixed income funds
---------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter               0.25%
---------------------------------------------------------------------------------------------------------------
National Investor Service Corp           0.35%
---------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Inc        Between 0.25% and 0.40% based on Insurance Variable Accounts involved and the Fund it invests in
---------------------------------------------------------------------------------------------------------------
Neuberger & Berman                       0.10% for Cash Reserve and New York Tax Exempt funds
---------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                  0.35%
---------------------------------------------------------------------------------------------------------------
PFPC Inc.                                0.40%
---------------------------------------------------------------------------------------------------------------
Prudential Investment Management         0.30%
Services, LLC
---------------------------------------------------------------------------------------------------------------
Raymond James & Associates, Inc          o    0.20%

                                              $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per
                                              position as previously agreed to by Credit Suisse and Raymond
                                              James

                                         o    0.10% of an investor's total purchase amount (the "Gross Sales")
                                              of all "Qualifying Shares" of the Funds

                                         o    additional payments between 0.02% and 0.05% annually
---------------------------------------------------------------------------------------------------------------
Raymond James Financial Services, Inc.   o    0.20%

                                         o    $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per
                                              position as previously agreed to by Credit Suisse and Raymond
                                              James
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
                                         o    0.10% of an investor's total purchase amount (the "Gross Sales")
                                              of all "Qualifying Shares" of the Funds

                                         o    additional payments between 0.02% and 0.05% annually
---------------------------------------------------------------------------------------------------------------
RBC Dain Rauscher Inc                    0.20%
---------------------------------------------------------------------------------------------------------------
Reliastar Life Ins. Co of NY             0.35% of equity funds; 0.25% of fixed income funds
---------------------------------------------------------------------------------------------------------------
Resources Trust Company                  0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
---------------------------------------------------------------------------------------------------------------
Retirement Financial Services Inc        0.25%
---------------------------------------------------------------------------------------------------------------
Royal Alliance Associates                0.30%
---------------------------------------------------------------------------------------------------------------
Sentra Securities                        0.30%
---------------------------------------------------------------------------------------------------------------
Spelman & Co.                            0.30%
---------------------------------------------------------------------------------------------------------------
Sunamerica Securities                    0.30%
---------------------------------------------------------------------------------------------------------------
T. Rowe Price Ret. Plan Services         0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of
                                         Global Fixed Income Fund
---------------------------------------------------------------------------------------------------------------
The Prudential Insurance Company of      0.25%
America
---------------------------------------------------------------------------------------------------------------
The Vanguard Group                       0.25%
---------------------------------------------------------------------------------------------------------------
The Variable Ann. Life Ins Co            0.35%
---------------------------------------------------------------------------------------------------------------
UBS Financial Services                   0.30%
---------------------------------------------------------------------------------------------------------------
UMB Bank                                 0.25% of equity funds; 0.15% of fixed income funds except for 0.25% of global fixed income fund
---------------------------------------------------------------------------------------------------------------
Union Bank of California                 0.20% of equity funds; 0.10% of fixed income funds except for 0.20% of
                                         Global Fixed Income Fund
---------------------------------------------------------------------------------------------------------------
USAA Investment Management Co            0.30% of equity funds; 0.20% of fixed income funds
---------------------------------------------------------------------------------------------------------------
VALIC                                    0.40%
---------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                 0.30%
---------------------------------------------------------------------------------------------------------------
Wells Fargo Bank MN, N.A.                0.35%
---------------------------------------------------------------------------------------------------------------
Wells Fargo Retirement Plan Services     0.35%
---------------------------------------------------------------------------------------------------------------


               FEE ARRANGEMENT FOR THE SALE OF CLASSES A, B AND C


---------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                   In addition to the standard compensation, $6 per Level One account;
                                         $12 per Level Three account; and $6 per Level Four account
---------------------------------------------------------------------------------------------------------------
Ameriprise Financial Services, Inc.      Standard compensation for each class plus additional 0.15%.  In addition, each Fund pays a one-time set-up fee of $5,000 and an annual maintenance fee of $2,500. Annualized fee in amount of $12.00 for each
                                         Fund position in a Matrix level 3 Networking account.
---------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.            In addition to the standard compensation, $1.50/quarter per network account; 0.10% on gross sales; 0.0125% per quarter on assets (or 0.05%
                                         annually)
---------------------------------------------------------------------------------------------------------------
Legg Mason Wood Walker                   Standard compensation plus up to 0.05% of the aggregate value of Fund shares held
---------------------------------------------------------------------------------------------------------------
Linsco Private Ledger                    12b-1 fees plus sub-TA fees equal to (i) 0.25% of the average net assets represented by Class A shares of qualified accounts and (ii)
                                         0.15% of the average net assets represented by Class A shares of non-qualified accounts held by customers of LPL
---------------------------------------------------------------------------------------------------------------
Morgan Stanley DW Inc.                   o    Standard 12b-1 fee, plus;

                                         o    0.20% of an investor's total purchase amount:  (i) in Morgan
                                              Stanley accounts and (ii) where Morgan Stanley is designated by purchasers as broker-dealer

                                         o    0.05% per year of the total value of all "Qualifying Shares"
---------------------------------------------------------------------------------------------------------------
National Investor Service Corp           Standard compensation for each class plus Networking compensations paid on a monthly basis with a combined quarter of $1.50 per quarter
---------------------------------------------------------------------------------------------------------------
Raymond James & Associates, Inc          o    Standard 12b-1 fee, plus;

                                         o    $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per
                                              position as previously agreed to by Credit Suisse and Raymond
                                              James

                                         o    0.10% of an investor's total purchase amount (the "Gross
                                              Sales") of all "Qualifying Shares" of the Funds

                                         o    additional payments between 0.02% and 0.05% annually
---------------------------------------------------------------------------------------------------------------
Raymond James Financial Services, Inc.   o    Standard 12b-1 fee, plus;

                                         o    $9.00 per Level 3 networked position per year or $2.25 per position per quarter, or an amount greater than $9.00 per
                                              position as previously agreed to by Credit Suisse and Raymond
                                              James

                                         o    0.10% of an investor's total purchase amount (the "Gross
                                              Sales") of all "Qualifying Shares" of the Funds

                                         o    additional payments between 0.02% and 0.05% annually
---------------------------------------------------------------------------------------------------------------
Sungard Investment Products Inc.         0.25% for servicing fee plus 0.10% for sub-accounting fee
---------------------------------------------------------------------------------------------------------------
UBS Financial Services                   Standard fees plus .05% of all sales of fund shares during a year that
                                         Agreement is in effect excluding sales of Fund shares in InsightOne,
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                         PACE, Strategic Advisor or Diversified Return Strategies and sales of money market funds, .10% of net asset value of all equity shares and
                                         .075% of the net asset value of all fixed income shares in UBS-FS accounts.  We will be billed for Networking fees at a rate of $12/year per account
---------------------------------------------------------------------------------------------------------------


         FEE ARRANGEMENT FOR THE SALE OF CLASS A SHARES WITH LOAD WAIVED


---------------------------------------------------------------------------------------------------------------
DEALER NAME                              FEE ARRANGEMENT (AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------
American General Ret. Services           0.50%
---------------------------------------------------------------------------------------------------------------
AMVESCAP Retirement, Inc.                0 .50%, provided, however, that the rate of fee will be 0.25% with respect to the Class A shares of any Credit Suisse Fund for which a fee of 0.25% is payable to the Clearing Broker other than Invesco
                                         Services
---------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)             For certain funds: 0.40% on average net assets plus 0.20% on net in-flows from the FIIOC plans; for other funds: 0.25% of average net assets
---------------------------------------------------------------------------------------------------------------
Fiserv Trust Company                     12b-1 plus 0.15% sub-TA notwithstanding the foregoing, the
                                         Distributor or Adviser will pay to Service Provider a total of (1)
                                         12b-1 plus (2) a quarterly service fee for accounts traded under the nominee name of IMS & Co. equal on an annual basis to 0.10% of the average daily net asset value of the shares of such Fund which are owned beneficially by accounts or plans managed by Assetmark
                                         Investment Services, Inc.
---------------------------------------------------------------------------------------------------------------
GE Financial Trust Company               The 12b-1 fees as set forth in the prospectus, plus Sub TA fees of
                                         .10%
---------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                      0.50%
---------------------------------------------------------------------------------------------------------------
J.P. Morgan Retirement Plan Services     0.45%
LLC
---------------------------------------------------------------------------------------------------------------
Mercer HR Outsourcing LLC                0.50%
---------------------------------------------------------------------------------------------------------------
MetLife Securities, Inc.                 0.25% and an additional 0.15% for equity funds, and an additional
                                         0.15% for fixed income funds following the first twelve months of investment; plus a monthly "finders fee" according to the following schedule: 1.00% on the first $3,000,000; 0.50% on $3,000,001 to
                                         $50,000,000; 0.25% above $50,000,000
---------------------------------------------------------------------------------------------------------------
National Financial Services              0.30 + additional  .10 for assets under Retirement FundsNetwork plus Annual Maintenance fee per Fund (based on December brokerage month end assets.)  $4500 (<$2.5 million); $3000 ($2.5 - $5.0 million); and $0 (>$5.0 million.)
---------------------------------------------------------------------------------------------------------------
NYLIM Service Company LLC                0.40%
---------------------------------------------------------------------------------------------------------------
Pershing                                 Under the "FundVest Institutional Program," Pershing is or will be paid the following compensation with respect to Class A (load waived) shares: (a) 0.15% of average daily net assets.
---------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                  0.50%
---------------------------------------------------------------------------------------------------------------
PFPC Inc.                                0.50%
---------------------------------------------------------------------------------------------------------------
Prudential Investment Management         0.30%
Services LLC
---------------------------------------------------------------------------------------------------------------
Union Bank of California, N.A.           0.50%
---------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA                        0.50%
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                 0.30%
---------------------------------------------------------------------------------------------------------------


    FEE ARRANGEMENTS WITH MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

                  CLASS A, B AND C, COMMON AND ADVISOR CLASSES

In addition to the standard commissions, service fee and/or asset-based sales charges payable pursuant to applicable Rule 12b-1 plans, the following fees apply with respect to the classes set forth below:

    o   One-time account set-up fee of $50,000.

    o   Class A, B or C Shares:

        o A monthly fee of 0.25% of total new gross sales of shares of the Funds;*

        o An annual fee of 0.10% of the value of Fund shares held by customers for more than one year;*

        o An annual fee in respect of each customer account holding such Fund shares, any time during a calendar year (other than ERISA Accounts), of an amount equal to the sum of (a) $16 per front-end load Fund (Class A shares), (b) $19 per back-end load Fund (Class B shares) during the CDSC period and $16 thereafter and (c) $19 per level load Fund (Class C shares) during the CDSC period and $16 thereafter; and

        o   An annual fee of 0.10% on net assets held in the ERISA Accounts.

    o   Class C Shares:

        o Processing Fee - The processing fee will be $19.00 per each position of each Fund, which is comprised of other than front loaded shares (typically class B or class C shares).

        o Service Fee - An amount equal to the product of twenty basis points (0.20%) and the average daily amount invested by the Plans in each Fund.

    o   Common Class (and certain Institutional) Shares:*

        o   An annual fee of 0.10% on net assets in ERISA Accounts; and,

        o An annual fee of 0.35% on net assets held in accounts at MLPF&S (other than ERISA accounts).

    o Advisor Class or Class A Shares (load-waived) offered to certain employee benefit plans (the "Plans"):

        o $16 of Processing Fee annually per each position of each Fund in a Plan;

        o A Service Fee of 0.10% and 0.20% of the average daily net asset of the Advisor Class and Class A shares, respectively; and

        o With respect to the Fund shares held by Plans through the "Investment Only Trading Platform," a fee of 0.10% of the average daily net assets.

*The following fees shall not apply to sales of Common Class shares and Class A shares for which a front-end sales charge is waived until such time as CSAMSI receives written notice from MLPF&S: (a) a monthly fee of 0.25% of total new gross sales of shares of the Funds; and (b) an annual fee of 0.10% of the value of

Fund shares held by customers for more than one year.

FEE ARRANGEMENTS WITH PERSHING

                  CLASS A, B AND C, COMMON AND ADVISOR CLASSES

    o Pershing is paid standard commissions and service fees with respect to retail Class A, B and C shares described in applicable prospectuses, some or all of which, in turn, are payable to correspondent brokers thereof.

    o Pershing is paid an annual fee of $6.00 for each shareholder of each fund to reimburse for sub-accounting expenses for certain accounts traded through the National Securities Clearing Corporation ("NSCC").

    o Under the "Clearance-Fee-Waiver-Program," Pershing is paid the following compensation with respect to retail Class A, B and C shares: (a) for shares purchased through AXA Advisors and the Credit Suisse First Boston Private Client Services Group, 0.10% on monthly net purchases with respect to the Credit Suisse Funds; and (b) for shares sold through all other correspondent broker-dealers, 0.125% on monthly net purchases with respect to the Credit Suisse Funds.

    o Under the "FundVest Program," Pershing is paid the following compensation: (a) 0.35% of average daily net assets in Common Class shares and 0.10% of average daily net assets in Class A (load waived) shares, less (b) $5,000 per quarter.

    o Under the "FundVest Institutional Program," Pershing is or will be paid the following compensation with respect to Class A (load waived) shares:
        (a) 0.15% of average daily net assets.

    o With respect to Cash Reserve Fund, Pershing is paid the following compensation with respect to Class A shares: (a) 0.10% of average daily net assets; and (b) a $0.65 fee per shareholder statement.

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

    With respect to the Credit Suisse Institutional Money Market Fund, Pershing is paid (a) distribution fees of 0.10% and 0.25% of average daily net assets of Class B and Class C shares of the Fund, respectively; and (b) a fee of 0.10% of average daily net assets of Class A shares of the Fund for which Pershing performs shareholder servicing and (c) a fee of 0.05% of average daily net assets of Class B and Class C Shares of the Fund for which Pershing performs shareholder servicing.

    FEE ARRANGEMENTS WITH SUNGARD INSTITUTIONAL BROKERAGE INC.

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

    With respect to the Credit Suisse Institutional Money Market Fund, Sungard Institutional Brokerage Inc. is paid a fee of 0.04% of average daily net assets of the Fund for which Sungard Institutional Brokerage Inc. performs shareholder servicing. As consideration for the services SIBI provides with respect to pre-existing accounts, SIBI is paid annual sum of 0.01% of the average daily net assets held in pre-existing accounts.

    FEE ARRANGEMENTS WITH MELLON BANK, N.A.

      CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND INC. - PRIME PORTFOLIO

    Mellon Bank, N.A. shall receive a fee equal to 0.05% per annum of the average daily net assets of Fund shares held on behalf of the clients in an account for which Mellon Bank, N.A. is providing shareholder servicing.

FEE ARRANGEMENTS WITH

FIDELITY BROKERAGE SERVICES LLC AND NATIONAL FINANCIAL SERVICES LLC

                                  COMMON CLASS

    o Start Up Fee: $15,000 (Waived if Fund/Agent has already paid a one time Start Up Fee to NFS)

    o CUSIP Addition Fee: $6,000 per CUSIP not already available on Fidelity's computer system as of the execution date of this amendment, which are added to the transaction fee program;

        $0.00 per CUSIP not already available on Fidelity's computer system as of the execution date of this amendment which are added to the No Transaction Fee program

    o   Asset Based Fee:

        (a) For the services provided by Fidelity hereunder, Fund/Agent shall pay to NFS a fee with respect to each Fund equal to 0.35 percent per annum of the daily market value of the total number of shares of such Fund held in accounts at NFS, excluding the value of (i) shares held in a brokerage account prior to the effective date of the Agreement as to the Fund issuing such shares ("Pre-Participating Assets") and (ii) shares first placed or purchased in a brokerage account after the termination of the Agreement as to the Fund/Agent issuing such shares. The total number of shares of all Funds with respect to which a fee will be due to Fidelity hereunder shall be referred to in this Exhibit A as "Participating Assets".

    o   Maintenance Fees:

        (a) Networking Fees: For each Fund which PARTICIPATES in the NSCC Fund/SERV networking level 3 system, Fund/Agent shall pay to NFS:

        (i) an annual networking per position maintenance fee subject to the tiered structure below for each separate Fund position held in any customer account of Fidelity or Correspondent.

              POSITION LEVELS*                   PER POSITION FEE (ANNUAL)
              ----------------                   -------------------------
              500,000+                           $10.00 ($2.50 quarterly)
              250,000-500,000                    $11.00 ($2.75 quarterly)
              0-250,000                          $12.00 ($3.00 quarterly)

        *Position levels include all eligible NTF and transaction fee positions

              Each separate Fund position that is considered in the calculation of the 0.35 percent per annum Asset Based Fee paid to NFS is not subject to the Networking Per Position Fee; and

        (ii) effective July 1, 2006, a $500.00 monthly minimum maintenance fee per Fund. NFS will not charge Fund/Agent the $500.00 Monthly Minimum

              Fee for any Fund if the average assets per Fund exceeds $3.5 million (as measured by dividing the total market value of all Fund shares subject to this Agreement as of the current month-end by the total number of Funds subject to this Agreement). The Monthly Minimum Fee will be reduced by the amount of Asset Based Fees or Per Position Fees that are generated during the same period.

    Or

        (b) Effective July 1, 2006 - Omnibus Fees for Transaction Fee Funds

        (i) For each Transaction Fee Fund which DOES NOT PARTICIPATE in the NSCC Fund/SERV networking level 3 system, Fund/Agent shall pay to NFS an annual Transaction Fee Fund per position maintenance fee subject to the tiered structure below for each separate Fund position held in any customer account of Fidelity or Correspondent

              POSITION LEVELS                    PER POSITION FEE (ANNUAL)
              ---------------                    -------------------------
              500,000+                           $14.00 ($3.50 quarterly)
              250,000-500,000                    $15.00 ($3.75 quarterly)
              0-250,000                          $16.00 ($4.00 quarterly)

        (ii) a $500.00 monthly minimum maintenance fee per Fund. NFS will not charge Fund/Agent the $500.00 Monthly Minimum Fee for any Fund if the average assets per Fund exceeds $3.5 million (as measured by dividing the total market value of all fund shares subject to the Agreement as of the current month-end by the total number of Funds subject to the Agreement). The Monthly Minimum Fee will be reduced by the amount of Per Position Fees that are generated during the same period.

    Or

        (c) Effective July 1, 2006 - Omnibus Fees for No Transaction Fee Funds

            Each No Transaction Fee Fund which does not participate in the NSCC Fund/SERV networking level 3 system will be subject to a per Fund monthly minimum maintenance fee of $1,000.00. NFS will not charge Fund/Agent the $1,000.00 NTF Monthly Minimum Fee for any Fund if the average assets per Fund exceed $3.5 million (As measured by dividing the total market value of all Fund shares subject to this Agreement as of the current month-end by the total number of Funds subject to this Agreement). The NTF Monthly Minimum Fee will be reduced by the amount of the Asset Based Fee generated during the same period.

                                     PART C
                                Other Information

Item 23.   EXHIBITS

(a)  Declaration of Trust

     (1)  Amended and Restated Declaration of Trust dated February 22, 1996. (1)

     (2) Amendment to Amended and Restated Declaration of Trust dated February 19, 1997. (2)

     (3) Amendment No. 2 to Amended and Restated Declaration of Trust dated February 8, 1999.(3)

     (4) Amendment No. 3 to Amended and Restated Declaration of Trust dated July 24, 2000.(4)

     (5) Amendment No. 4 to Amended and Restated Declaration of Trust dated February 6, 2001.(5)

     (6)  Amendment to Declaration of Trust dated October 16, 2001.(6)

     (7)  Certificate of Amendment dated May 9, 2002.(7)

     (8) Certificate and Instrument of Amendment to the Amended and Restated Agreement and Declaration of Trust dated June 17, 2002.(7)

     (9) Certificate of Establishment and Designation of the Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap


------------------
(1) Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed on December 29, 1995 (Securities Act File No. 33-3706).

(2) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed on February 20, 1997 (Securities Act File No. 33-3706).

(3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed on February 22, 1999 (Securities Act File No. 33-3706).

(4) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A filed on July 31, 2000 (Securities Act File No. 33-3706).

(5) Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed on February 28, 2001 (Securities Act File No. 33-3706).

(6) Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed on December 31, 2001 (Securities Act File No. 33-3706).

(7) Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed on December 30, 2002 (Securities Act File No. 33-3706).

          Research Fund and the Credit Suisse Total Return Global Fund filed on March 20, 2006.

(b)  (1) By-Laws.(8)

     (2)  Amendment to By-Laws.(5)

     (3)  Amended By-Laws dated February 5, 2001.(9)

     (4)  Amendment to By-Laws dated December 12, 2001.(6)

     (5)  Amended and Restated By-Laws dated February 12, 2002. (7)

(c)  Specimen Stock Certificates.

     (1)  Credit Suisse Small Company Value Fund.(10)

     (2)  Credit Suisse Large Cap Value Fund.(11)

     (3)  Credit Suisse Long-Short Market Neutral Fund.

     (4)  Credit Suisse U.S. Multi-Cap Research Fund.

     (5)  Credit Suisse Total Return Global Fund.

(d) (1) Amended and Restated Investment Advisory Agreement with Credit Suisse Asset Management, LLC, dated March 23, 2001 as amended and restated May 3, 2004.(12)

     (2) Form of Investment Advisory Agreement with Credit Suisse Asset Management, LLC pertaining to Credit Suisse U.S. Multi-Cap Research Fund.

------------------
(8) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A ( Securities Act File No. 33-3706) filed on March 4, 1986.

(9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Credit Suisse International Small Company Fund, Inc., filed on February 22, 2001 (Securities Act File No. 333-49537).

(10) Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed on February 24, 1992 (Securities Act File No. 33-3706).

(11) Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on February 3, 1992 (Securities Act File No. 33-3706).

(12) Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed on February 25, 2005 (Securities Act File No. 33-3706).

     (3) Form of Investment Advisory Agreement with Credit Suisse Asset Management, LLC pertaining to Credit Suisse Total Return Global Fund.

     (4) Form of Investment Advisory Agreement with Credit Suisse Asset Management, LLC pertaining to Credit Suisse Long-Short Market Neutral Fund.

(e) (1) Amended and Restated Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI") dated December 18, 2000 as amended and restated May 3, 2004. (12)

     (2) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Distribution Agreement.

(f)  Not Applicable

(g) (1) Custodian Agreement with State Street Bank and Trust Company ("State Street") dated October 20, 2000. (13)

     (2) Amendment to Custodian Agreement with State Street dated April 26, 2001. (14)

     (3)  Amendment to Custodian Agreement with State Street dated May 16, 2001.
          (14)

     (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. (14)

     (5) Amendment to Custodian agreement with State Street dated November 16, 2005. (15)

     (6) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Custodian Agreement.


------------------
(13) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

(14) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

(15) Incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed on February 27, 2006 (Securities Act File No. 33-3706)

(h)  (1) Form of Services Agreement. (16)

     (2)  Form of Interim and Restated Services Agreement. (17)

     (3)  Assignment Agreement by and between CSAMSI and Provident Distributors.
          (18)

     (4) Co-Administration Agreement with CSAMSI dated November 1, 1999 as amended and restated November 16, 2005. (15)

     (5)  Co-Administration Agreement with State Street dated March 18, 2002.
          (19)

     (6) Transfer Agency and Service Agreement with Boston Data Financial Services, Inc. ("BFDS") dated February 1, 2001. (20)

     (7) Amendment to the Transfer Agency and Service Agreement with BFDS dated December 31, 2002. (19)

     (8) Amendment to the Transfer Agency and Service Agreement with BFDS dated October 1, 2004. (12)

     (9) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Co-Administration Agreement with CSAMSI.

     (10) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap


------------------
(16) Incorporated by reference to the Registration Statement on Form N-1A of Credit Suisse Select Funds, filed on August 10, 1999 (Securities Act File No. 333-84885).

(17) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on December 29, 2000 (Securities Act File No. 333-92982).

(18) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A of Credit Suisse Opportunity Funds, filed on December 31, 2001 (Securities Act File No. 333-92982).

(19) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc. filed on May 3, 2002 (Securities Act File No. 333-64554).

(20) Incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed on February 24, 2003 (Securities Act File No. 33-3706).

          Research Fund and Credit Suisse Total Return Global Fund to the existing Co-Administration Agreement with State Street.

     (11) Letter Agreement pertaining to the inclusion of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Transfer Agency Agreement with BFDS.

(i)  Legal Opinion.(21)

     (1)  Opinion of Willkie Farr & Gallagher LLP, counsel to the Registrant.

     (2)  Opinion of Sullivan & Worcester, Massachusetts counsel to the
          Registrant.

(j) (1) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to be filed by amendment.

     (2)  Powers of Attorney.(15)

(k)  Not Applicable.

(l)  (1)  Form of Subscription Agreement with initial shareholders. (16)

     (2) Purchase Agreement with respect to the Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund.

(m)  Rule 12b-1 Plans.

     (1)  Credit Suisse Small Cap Value Fund - Class A Plan.(22)

     (2)  Credit Suisse Small Cap Value Fund - Class B Plan.(23)

     (3)  Credit Suisse Small Cap Value Fund - Class C Plan.(22)

     (4)  Credit Suisse Small Cap Value Fund - Common Class Plan.(22)


------------------
(21) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on November 3, 1986 (Securities Act File No. 33-3706).

(22) Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed on August 1, 2000 (Securities Act File No. 33-3706).

(23) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on December 31, 1996 (Securities Act File No. 33-3706).

     (5)  Credit Suisse Large Cap Value Fund - Class A Plan. (22)

     (6)  Credit Suisse Large Cap Value Fund - Class B Plan. (23)

     (7)  Credit Suisse Large Cap Value Fund - Class C Plan. (24)

     (8)  Credit Suisse Large Cap Value Fund - Common Class Plan. (22)

     (9)  Credit Suisse Long-Short Market Neutral Fund - Class A Plan.

     (10) Credit Suisse Long-Short Market Neutral Fund - Class C Plan.

     (11) Credit Suisse U.S. Multi-Cap Research Fund - Class A Plan.

     (12) Credit Suisse U.S. Multi-Cap Research Fund - Class C Plan.

     (13) Credit Suisse Total Return Global Fund - Class A Plan.

     (14) Credit Suisse Total Return Global Fund - Class C Plan.

     (15) Shareholder Servicing and Distribution Plan as amended and revised November 16, 2005.

     (16) Distribution Plan as amended and revised November 16, 2005.

(n)  (1)  Amended Rule 18f-3 Plan dated November 12, 2001. (25)

     (2) Rule 18f-3 Plans pertaining to Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund dated February 16, 2006.

(o)  Not Applicable.

(p)  Global Personal Trading Policy for Registrant, CSAM and CSAMSI. (15)

Item 24.   Persons Controlled By or Under Common with the Fund

         From time to time, Credit Suisse Asset Management, LLC ("Credit Suisse" or the "Adviser") may be deemed to control the Fund and other registered investment companies it


------------------
(24) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed on February 28, 2000 (Securities Act File No. 33-3706).

(25) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on November 8, 2001 (Securities Act File No. 33-12344).

advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients.

Item 25.   Indemnification

         Registrant, officers and directors/trustees of Credit Suisse, of Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of the Registrant. Discussion of this coverage is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, filed on February 14, 2002.

Item 26.   Business and Other Connections of Investment Adviser

         Credit Suisse acts as investment adviser to the Registrant. Credit Suisse renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Credit Suisse together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Credit Suisse (SEC File No. 801-37170).

Item 27.   Principal Underwriters

     (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Capital Appreciation Fund; Credit Suisse Cash Reserve Fund; Credit Suisse Commodity Return Strategy Fund; Credit Suisse Emerging Markets Fund; Credit Suisse Fixed Income Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global High Yield Fund; Credit Suisse Global Small Cap Fund; Credit Suisse Institutional Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Equity Fund; Credit Suisse Mid-Cap Growth Fund; Credit Suisse New York Municipal Fund; Credit Suisse Opportunity Funds; Credit Suisse Large Cap Blend Fund; Credit Suisse Short Duration Bond Fund; Credit Suisse Small Cap Growth Fund; Credit Suisse Target Return Fund and Credit Suisse Trust.

     (b) For information relating to each Trustee, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-46564) filed by CSAMSI under the Securities Exchange Act of 1934.

     (c) None.


Item 28.  Location of Accounts and Records

                  (1)      Credit Suisse Capital Funds
                           466 Lexington Avenue
                           New York, New York  10017-3140
                           (Trust's Declaration of Trust, by-laws and minute books)

                  (2) Credit Suisse Asset Management Securities, Inc. 466 Lexington Avenue
                           New York, New York  10017-3140
                           (records relating to its functions as
                           co-administrator and distributor)

                  (3)      Credit Suisse Asset Management, LLC
                           466 Lexington Avenue
                           New York, New York  10017-3140
                           (records relating to its functions as investment adviser)

                  (4)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts  02110
                           (records relating to its functions as
                           co-administrator and custodian)

                  (5)      Boston Financial Data Services, Inc.
                           66 Brooks Drive
                           Braintree, Massachusetts 02184
                           (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

Item 29.  Management Services

          Not Applicable.

Item 30.  Undertakings

          Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 22nd day of March, 2006.

                                                     CREDIT SUISSE CAPITAL FUNDS

                                                     By:/s/Stephen B. Plump
                                                        -------------------
                                                     Stephen B. Plump
                                                     Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                         Title                               Date

/s/Stephen B. Plump               Chief Executive Officer         March 22, 2006
-------------------
   Stephen B. Plump

/s/Michael A. Pignataro           Treasurer and
-----------------------           Chief Financial Officer         March 22, 2006
   Michael A. Pignataro

/s/Richard H. Francis*            Trustee                         March 22, 2006
----------------------
   Richard H. Francis

/s/Jeffrey E. Garten*             Trustee                         March 22, 2006
---------------------
   Jeffrey E. Garten

/s/Peter F. Krogh*                Trustee                         March 22, 2006
------------------
   Peter F. Krogh

/s/Enrique R. Arzac*              Trustee                         March 22, 2006
--------------------
   Enrique R. Arzac

/s/Michael E. Kenneally*          Trustee                         March 22, 2006
------------------------
   Michael E. Kenneally

/s/Steven N. Rappaport*           Chairman of the Board           March 22, 2006
-----------------------
   Steven N. Rappaport

*By:/s/Michael A. Pignataro                                       March 22, 2006
    -----------------------
    Michael A. Pignataro as Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit No.   Description of Exhibit

a(9) Certificate of Establishment and Designation of the Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and the Credit Suisse Total Return Global Fund filed on March 20, 2006.

c(3)          Specimen Stock Certificate - Credit Suisse Long-Short Market
              Neutral Fund

c(4)          Specimen Stock Certificate - Credit Suisse U.S. Multi-Cap Research
              Fund

c(5)          Specimen Stock Certificate - Credit Suisse Total Return Global
              Fund

d(2) Form of Investment Advisory Agreement with Credit Suisse Asset Management, LLC, pertaining to Credit Suisse U.S. Multi-Cap Research Fund.

d(3) Form of Investment Advisory Agreement with Credit Suisse Asset Management, LLC, pertaining to Credit Suisse Total Return Global Fund.

d(4) Form of Investment Advisory Agreement with Credit Suisse Asset Management, LLC, pertaining to Credit Suisse Long-Short Market Neutral Fund.

e(2) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Distribution Agreement.

g(6) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Custodian Agreement.

h(9) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Co-Administration Agreement with CSAMSI.

h(10) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Co-Administration Agreement with State Street.

h(11) Letter Agreement pertaining to the addition of Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund to the existing Transfer Agency Agreement with BFDS.

i(1)          Opinion of Willkie Farr & Gallagher LLP, counsel to the
              Registrant.

i(2) Opinion of Sullivan & Worcester, Massachusetts counsel to the Registrant.

l(2) Purchase Agreement with respect to the Credit Suisse Long-Short Market Neutral Fund, Credit Suisse U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund.

m(9)          Credit Suisse Long-Short Market Neutral Fund - Class A Plan.

m(10)         Credit Suisse Long-Short Market Neutral Fund - Class C Plan.

m(11)         Credit Suisse U.S. Multi-Cap Research Fund - Class A Plan.

m(12)         Credit Suisse U.S. Multi-Cap Research Fund - Class C Plan.

m(13)         Credit Suisse Total Return Global Fund - Class A Plan.

m(14)         Credit Suisse Total Return Global Fund - Class C Plan.

m(15) Shareholder Servicing and Distribution Plan as amended and revised November 16, 2005.

m(16)         Distribution Plan as amended and revised November 16, 2005.

n(2) Rule 18f-3 Plans pertaining to Credit Suisse Long-Short Market Neutral Fund, U.S. Multi-Cap Research Fund and Credit Suisse Total Return Global Fund dated February 16, 2006.